              As filed with the Securities and Exchange Commission.
                                                        '33 Act File No. 2-73432
                                                       '40 Act File No. 811-2662

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                          Post-Effective Amendment No. 23            [x]


                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 24                     [x]


                              MFS VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111


                                 DENNIS W. CLICK
                                    SECRETARY

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

       This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, Statement of Additional Information, and the Financial Statements.

       It is proposed that this filing will become effective (check appropriate space)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 1998 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on (date) pursuant to paragraph (a)(i) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

                              MFS VARIABLE ACCOUNT
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4


N-4 ITEM                                                                                                       PAGE
Part A     INFORMATION REQUIRED IN A PROSPECTUS
     Item 1.   Cover page........................................................................................3
     Item 2.   Definitions.......................................................................................4
     Item 3.   Synopsis or Highlights............................................................................9
     Item 4.   Condensed Financial Information..................................................................11
     Item 5.   General Description of Registrant, Depositor, and Portfolio Companies............................26
     Item 6.   Deductions and Expenses..........................................................................28
     Item 7.   General Description of Variable Annuity Contracts................................................34
     Item 8.   Annuity Period...................................................................................36
     Item 9.   Death Benefit and Distributions..................................................................37
     Item 10.  Purchases and Contract Value.....................................................................40
     Item 11.  Redemptions......................................................................................41
     Item 12.  Taxes............................................................................................42
     Item 13.  Legal Proceedings................................................................................47
     Item 14.  Table of Contents of the Statement of Additional Information.....................................48
Part B         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
     Item 15.  Cover Page.......................................................................................49
     Item 16.  Table of Contents................................................................................49
     Item 17.  General Information and History..................................................................49
     Item 18.  Services.........................................................................................49
     Item 19.  Purchase of Securities Being Offered.............................................................49
     Item 20.  Underwriters.....................................................................................49
     Item 21.  Calculation of Performance Data..................................................................50
     Item 22.  Annuity Payments.................................................................................50
     Item 23.  Financial Statements.............................................................................51
Part C         OTHER INFORMATION
     Item 24.  Financial Statements and Exhibits................................................................85
     Item 25.  Directors and Officers of the Depositor..........................................................87
     Item 26.  Persons Controlled by or Under Common Control with the Depositor or Registrant...................89
     Item 27.  Number of Contract Owners........................................................................99
     Item 28.  Indemnification..................................................................................99
     Item 29.  Principal Underwriter............................................................................99
     Item 30.  Location of Accounts and Records................................................................100
     Item 31.  Management Services.............................................................................100
     Item 32.  Undertakings....................................................................................100

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   Home Office
                                 P.O. Box 16609
                            Columbus, Ohio 43216-6609
                       1-800-848-7529, TDD 1-800-238-3035

                       DEFERRED VARIABLE ANNUITY CONTRACTS
                      ISSUED BY THE MFS VARIABLE ACCOUNT OF
                        NATIONWIDE LIFE INSURANCE COMPANY


The Contracts described in this prospectus are Flexible Purchase Payment Contracts (collectively referred to as the "Contracts"). The Contracts are sold for use in retirement plans which may qualify for special federal tax treatment under the Internal Revenue Code (the "Code"). Annuity payments under the Contracts are deferred until a selected later date.



Purchase payments are allocated to the MFS Variable Account ("Variable Account"), a separate account of Nationwide Life Insurance Company (the "Company"). Shares of the Underlying Mutual Fund Options are issued only for the purpose of funding benefits for variable annuity contracts and variable life insurance policies issued by insurance companies. The Variable Account uses its assets to purchase shares at Net Asset Value in one or more of the following Underlying Mutual Fund options:



MFS(R) Bond Fund - Class A (formerly Massachusetts      MFS(R) Total Return Fund - Class A (formerly
Financial Bond Fund)                                    Massachusetts Financial Total Return Trust)

MFS(R) Growth Opportunities Fund - Class A              MFS(R) World Governments Fund - Class A (formerly
(formerly MFS(R) Capital Development Fund)              MFS(R) Worldwide Governments Trust)

MFS(R) Emerging Growth Fund - Class A (formerly         MFS(R) Series Trust IV
Massachusetts Financial Emerging Growth Trust)                 MFS(R) Money Market Fund
                                                               (formerly Massachusetts Cash
                                                               Management Trust - MFS(R) Money
                                                               Market Fund)

MFS(R)High Income Fund - Class A                        Massachusetts Investors Growth Stock Fund - Class A
(formerly Massachusetts Financial High
Income Trust-I)                                         Massachusetts Investors Trust - Class A

MFS(R)Research Fund - Class A                           Nationwide Separate Account Trust-
                                                        Money Market Fund


This prospectus provides you with the basic information you should know about the Contracts issued by the Variable Account before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 1998, containing further information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission ("SEC") . You can obtain a copy without charge from the Company by calling 1-800-848-7529, TDD 1-800-238-3035, or by writing P. O. Box 16609, Columbus, Ohio 43216-6609.

THE BENEFITS DESCRIBED IN THIS PROSPECTUS MAY NOT BE AVAILABLE IN EVERY JURISDICTION. PLEASE REFER TO YOUR CONTRACT FOR SPECIFIC BENEFIT INFORMATION.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1998, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 48 OF THE PROSPECTUS.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

                            GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.


ANNUITANT- The person designated to receive annuity payments during annuitization and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of contract issuance. The Annuitant may be changed prior to the Annuitization Date with the consent of the Company.


ANNUITIZATION- The period during which annuity payments are received.


ANNUITIZATION DATE- The date on which annuity payments commence.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to commence. The Annuity Commencement Date is shown on the Data Page of the Contract. The Annuity Commencement Date may be changed by the Contract Owner with the consent of the Company.


ANNUITY PAYMENT OPTION- The chosen form of annuity payments. Several options are available under this Contract.

ANNUITY UNIT- An accounting unit of measure used to calculate the value of Variable Annuity payments.


BENEFICIARY- The person designated to receive certain benefits under the Contract when the Annuitant dies prior to the Annuitization Date. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.


CODE- The Internal Revenue Code of 1986, as amended.

COMPANY- Nationwide Life Insurance Company.


CONTINGENT ANNUITANT- The person who may be the recipient of certain rights or benefits under the Contract when the Annuitant dies before the Annuitization Date. If a Contingent Annuitant is designated, and the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contract Owner's right to name a Contingent Annuitant may be restricted under the provisions of any retirement or deferred compensation plan for which this Contract is issued.


CONTINGENT BENEFICIARY- The person designated to be the Beneficiary if the named Beneficiary is not living at the time of the death of the Annuitant.


CONTINGENT OWNER- A Contingent Owner succeeds to the rights of the Contract Owner upon the Contract Owner's death before Annuitization. The Contract Owner's right to name a Contingent Owner may be restricted under the provisions of the retirement or deferred compensation plan for which this Contract is issued. For Contracts issued in the state of New York, references throughout this prospectus to "Contingent Owner" will mean "Owner's Beneficiary."


CONTRACT- The Deferred Variable Annuity Contract described in this prospectus.

CONTRACT ANNIVERSARY- An anniversary of the Date of Issue of the Contract.


CONTRACT OWNER- The person who possesses all rights under the Contract, including the right to designate and change any designations of the Contract Owner, Contingent Owner, Annuitant, Contingent Annuitant, Beneficiary, Contingent Beneficiary, Annuity Payment Option, and the Annuity Commencement Date. The Contract Owner is the person named as Owner on the application, unless changed.


CONTRACT VALUE- The sum of the value of all Accumulation Units plus any amount in the Fixed Account.

CONTRACT YEAR- Each year the Contract remains in force commencing with the Date of Issue.


DATE OF ISSUE- The date shown as the Date of Issue on the Data Page of the Contract.

DEATH BENEFIT- The benefit payable upon the death of the Annuitant or the Contingent Annuitant, if applicable. This benefit does not apply upon the death of the Contract Owner when the Contract Owner and Annuitant are not the same. If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be as specified in the Annuity Payment Option elected.


DISTRIBUTION- Any payment of part or all of the Contract Value.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option which is funded by the General Account of the Company.


FIXED ANNUITY- An annuity providing for payments which are guaranteed by the Company as to dollar amount during Annuitization.


GENERAL ACCOUNT- All assets of the Company other than those of the Variable Account or in other separate accounts that have been or may be established by the Company.


HOME OFFICE- The main office of the Company located in Columbus, Ohio.


INDIVIDUAL RETIREMENT ANNUITY ("IRA")- An annuity which qualifies for favorable tax treatment under Section 408 of the Code, but does not include Roth IRAs, which qualify for favorable tax treatment under 408A of the Code.

JOINT OWNER- The Joint Owner possesses an undivided interest in the entire Contract in conjunction with the Contract Owner. If a Joint Owner is named, references to "Contract Owner" or "Joint Owner" will apply to both the Contract Owner and Joint Owner or either of them. Joint Owners must be spouses at the time Joint Ownership is requested unless otherwise allowed by state law. Joint Ownership may be selected only for Non-Qualified Contracts.

NET ASSET VALUE- The value of one share of an Underlying Mutual Fund at the end of a market day or at the close of the New York Stock Exchange. Net Asset Value is computed by adding the value of all portfolio holdings plus other assets, deducting charges and then dividing the result by the number of shares outstanding.

NON-QUALIFIED CONTRACT- A Contract which does not qualify for favorable tax treatment under Sections 401 (Qualified Plans), 408 (IRAs) or 403(b) (Tax Sheltered Annuities) of the Code.

PURCHASE PAYMENT- A deposit of new value into the Contract. The term "Purchase Payment" does not include transfers between the Variable Account and the Fixed Account or among the Sub-Accounts.

QUALIFIED CONTRACT- A Contract issued to fund a Qualified Plan.


QUALIFIED PLAN- Retirement plans which receive favorable tax treatment under Sections 401 or 403(a) of the Code.

SEP IRA- A retirement plan which receives favorable tax treatment under the provisions of Section 408(k) of the Code.


SUB-ACCOUNTS- Separate and distinct divisions of the Variable Account, to which specific Underlying Mutual Fund shares are allocated and for which Accumulation Units and Annuity Units are separately maintained.


TAX SHELTERED ANNUITY- An annuity which qualifies for favorable tax treatment under Section 403(b) of the Code.


UNDERLYING MUTUAL FUND- A registered open-end management investment company in which the assets of the Sub-Accounts will be invested.


UNIFIED BILLING AUTHORITY- A program established to collect, and electronically forward to the Company, Purchase Payments from multiple employers whose employees have authorized regular Purchase Payments to Tax Sheltered Annuity Contracts pursuant to a payroll deduction authorization, resulting in the systematic updating of each Contract Owner's Contract Value and record of Purchase Payments on a predetermined basis. Unified Billing Authorities may be established (on a statewide basis) on behalf of school districts and school district employees within certain states.


VALUATION DATE- Each day the New York Stock Exchange and the Home Office are open for business or any other day during which there is a sufficient degree of trading of the Underlying Mutual Fund shares that the current Cash Value might be materially affected.


VALUATION PERIOD- The period of time commencing at the close of business of a Valuation Date and ending at the close of business for the next succeeding Valuation Date.


VARIABLE ACCOUNT- The MFS Variable Account, a separate investment account of the Company into which Variable Account Purchase Payments are allocated. The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate Underlying Mutual Fund.

VARIABLE ANNUITY- An annuity providing for payments which are not predetermined or guaranteed as to dollar amount and which vary in amount with the investment experience of the Variable Account.

                                TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS.......................................................................2
SUMMARY OF CONTRACT EXPENSES....................................................................6
UNDERLYING MUTUAL FUND ANNUAL EXPENSES..........................................................6
EXAMPLE.........................................................................................7
SYNOPSIS........................................................................................7
CONDENSED FINANCIAL INFORMATION.................................................................8
NATIONWIDE LIFE INSURANCE COMPANY..............................................................24
THE VARIABLE ACCOUNT...........................................................................24
         Underlying Mutual Fund Options........................................................24
         Voting Rights.........................................................................26
VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS..................................................26
         Expenses of the Variable Account......................................................26
         Mortality Risk Charge.................................................................27
         Expense Risk Charge...................................................................27
         Contingent Deferred Sales Charge......................................................27
         Waiver of Contingent Deferred Sales Charge............................................27
         Contract Maintenance Charge...........................................................28
         Premium Taxes.........................................................................28
         Investments of the Variable Account...................................................29
         Right to Revoke.......................................................................29
         Transfers.............................................................................29
         Assignment............................................................................30
         Loan Privilege........................................................................30
         Beneficiary...........................................................................31
         Contract Ownership....................................................................32
         Joint Ownership.......................................................................32
         Substitution of Securities............................................................32
         Contract Owner Inquiries..............................................................32
OPERATION OF THE CONTRACT......................................................................32
         Annuitization.........................................................................32
         Fixed Payment Annuity - First and Subsequent Payments.................................33
         Variable Payment Annuity - First and Subsequent Payments..............................33
         Variable Payment Annuity - Assumed Investment Rate....................................33
         Variable Payment Annuity - Value of an Annuity Unit...................................33
         Variable Payment Annuity - Exchanges Among Underlying Mutual Fund Options.............33
         Frequency and Amount of Annuity Payments..............................................33
         Annuity Commencement Date.............................................................34
         Annuity Payment Options...............................................................34
         Death of Contract Owner...............................................................34
         Death Benefit Prior to the Annuitization Date.........................................35
         Death Benefit after the Annuitization Date............................................35
         Required Distribution for Qualified Plans or Tax Sheltered Annuities..................35
         Required Distributions for IRAs and SEP-IRAs..........................................36
GENERAL INFORMATION............................................................................37
         Contract Owner Services...............................................................37
         Statements and Reports................................................................38
         Allocation of Purchase Payments and Contract Value....................................38
         Value of an Accumulation Unit.........................................................38
         Net Investment Factor.................................................................39
         Determining the Contract Value........................................................39
         Surrender (Redemption)................................................................39
         Surrenders Under a Qualified Plan or Tax Sheltered Annuity Contract...................40
         Federal Tax Considerations............................................................40
         Federal Income Taxes..................................................................40

         Non-Qualified Contracts - Natural Persons as Contract Owners..........................41
         Non-Qualified Contracts - Non-Natural Persons as Contract Owners......................42
         Qualified Plans, IRAs, and Tax Sheltered Annuities....................................42
         Withholding...........................................................................43
         Non-Resident Aliens...................................................................43
         Federal Estate, Gift and Generation Skipping Transfer Taxes...........................43
         Charge for Tax........................................................................44
         Diversification.......................................................................44
         Tax Changes...........................................................................44
YEAR 2000 COMPLIANCE ISSUES....................................................................44
LEGAL PROCEEDINGS..............................................................................45
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION...................................45

SUMMARY OF CONTRACT EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES


       Maximum Contingent Deferred Sales Charge ("CSDC")(1)..........    5%


ANNUAL CONTRACT MAINTENANCE CHARGE(2)................................    $30

VARIABLE ACCOUNT ANNUAL EXPENSES

       Mortality and Expense Risk Charges............................    1.30%
       Administration Charge.........................................     .00%
           Total Variable Account Annual Expenses....................    1.30%


1 Starting with the second year, after a Purchase Payment has been made, the Contract Owner may withdraw without a CDSC, the greater of: (a) an amount equal to 10% of that Purchase Payment; or (b) any amount withdrawn in order for the Contract to meet minimum distribution requirements under the Code. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity or other Qualified Plan. This CDSC-free withdrawal is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year (see "Contingent Deferred Sales Charge").


2 The Contract Maintenance Charge is deducted on each Contract Anniversary and on the date of surrender in any year in which the entire Contract Value is surrendered (see "Contract Maintenance Charge").

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES(3)


                   (as a percentage of Underlying Mutual Fund net assets, after expense reimbursement)
---------------------------------------------------------------------------------------------------------------
                                                                                                    TOTAL
                                                   MANAGEMENT         OTHER          12B-1        PORTFOLIO
                                                      FEES           EXPENSES         FEES         COMPANY
                                                                                                   EXPENSES
---------------------------------------------------------------------------------------------------------------

MFS(R)BOND FUND - CLASS A                              0.40%           0.34%          0.30%          1.04%
---------------------------------------------------------------------------------------------------------------

MFS(R)GROWTH OPPORTUNITIES FUND - CLASS A              0.42%           0.26%          0.16%          0.84%
---------------------------------------------------------------------------------------------------------------

MFS(R)EMERGING GROWTH FUND - CLASS A                   0.73%           0.24%          0.25%          1.22%
---------------------------------------------------------------------------------------------------------------

MFS(R)HIGH INCOME FUND - CLASS A                       0.48%           0.28%          0.30%          1.06%
---------------------------------------------------------------------------------------------------------------

MFS(R)RESEARCH FUND - CLASS A                          0.36%           0.23%          0.34%          0.93%
---------------------------------------------------------------------------------------------------------------

MFS(R)TOTAL RETURN FUND - CLASS A                      0.38%           0.20%          0.35%          0.93%
---------------------------------------------------------------------------------------------------------------

MFS(R)WORLD GOVERNMENTS FUND - CLASS A                 0.75%           0.38%          0.25%          1.38%
---------------------------------------------------------------------------------------------------------------

MFS(R) SERIES TRUST IV
      MFS(R)MONEY MARKET FUND                          0.48%           0.32%          0.00%          0.80%
---------------------------------------------------------------------------------------------------------------

CLASS A MASSACHUSETTS INVESTORS GROWTH STOCK
FUND -                                                0.30%           0.21%          0.21%          0.72%
---------------------------------------------------------------------------------------------------------------

MASSACHUSETTS INVESTORS TRUST - CLASS A               0.23%           0.23%          0.33%          0.79%
---------------------------------------------------------------------------------------------------------------

NATIONWIDE SEPARATE ACCOUNT TRUST - MONEY             0.40%           0.08%          0.00%          0.48%
MARKET FUND
---------------------------------------------------------------------------------------------------------------

3 The Mutual Fund expenses shown above are assessed at the Underlying Mutual Fund level and are not direct charges against Variable Account assets or reductions from Contract Values. These Underlying Mutual Fund expenses are taken into consideration in computing each Underlying Mutual Fund's Net Asset Value, which is the share price used to calculate the unit values of the Variable Account. The Management Fees and Other Expenses are more fully described in the prospectus for each individual Underlying Mutual Fund. The information relating to the Underlying Mutual Fund expenses was provided by the Underlying Mutual Fund and was not independently verified by the Company. Except as otherwise noted, the Management Fees and Other Expenses are not currently subject to fee waivers or expense reimbursements.

                                     EXAMPLE


The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 investment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below. The expense amounts shown below are derived from a formula which allows the maximum $30 Contract Maintenance Charge to be expressed as a percentage of the average Contract account size for existing Contracts. Since the average Contract account size for Contracts issued under this prospectus is greater than $1000, the expense effect of the Contract Maintenance Charge is reduced accordingly.

-----------------------------------------------------------------------------------------------------------------
                  IF YOU SURRENDER YOUR CONTRACT   IF YOU DO NOT SURRENDER YOUR  IF YOU ANNUITIZE YOUR CONTRACT
                   AT THE END OF THE APPLICABLE     CONTRACT AT THE END OF THE    AT THE END OF THE APPLICABLE
                            TIME PERIOD               APPLICABLE TIME PERIOD               TIME PERIOD
                  -----------------------------------------------------------------------------------------------

                  1 YR.  3 YRS.  5 YRS.  10 YRS.  1 YR.  3 YRS.  5 YRS.  10 YRS. 1 YR.  3 YRS.  5 YRS.  10 YRS.
-----------------------------------------------------------------------------------------------------------------
MFS(R)Bond           72     113     157     251      22     68      117     251            68      117     251
Fund-Class A                                                                       *
-----------------------------------------------------------------------------------------------------------------
MFS(R)Growth         72     111     154     245      22     66      114     245            66      114     245
Opportunities                                                                      *
Fund-Class A
-----------------------------------------------------------------------------------------------------------------
MFS(R)Emerging       75     121     169     276      25     76      129     276            76      129     276
Growth                                                                             *
Fund-Class A
-----------------------------------------------------------------------------------------------------------------
MFS(R)High Income    72     114     158     254      22     69      118     254            69      118     254
Fund-Class A                                                                       *
-----------------------------------------------------------------------------------------------------------------
MFS(R)Research       71     109     149     235      21     64      109     235            64      109     235
Fund-Class A                                                                       *
-----------------------------------------------------------------------------------------------------------------
MFS(R)Total          70     108     149     234      20     63      109     234            63      109     234
Return                                                                             *
Fund-Class A
-----------------------------------------------------------------------------------------------------------------
MFS(R)World          76     126     178     292      26     81      138     292            81      138     292
Governments                                                                        *
Fund-Class A
-----------------------------------------------------------------------------------------------------------------
MFS(R)Series         73     115     160     258      23     70      120     258            70      120     258
Trust IV - MFS(R)
Money Market Fund                                                                  *
-----------------------------------------------------------------------------------------------------------------
Mass. Investors      70     106     145     227      20     61      105     227            61      105     227
Growth Stock
Fund-Class A                                                                       *
-----------------------------------------------------------------------------------------------------------------
Mass. Investors      69     104     142     221      19     59      102     221            59      102     221
Trust-Class A                                                                      *
-----------------------------------------------------------------------------------------------------------------
Nationwide           69     105     143     223      19     60      103     223            60      103     223
Separate                                                                           *
Account- Money
Market Fund
-----------------------------------------------------------------------------------------------------------------

* The Contracts sold under this prospectus do not permit Annuitization during the first two Contract Years.

   The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses that will be borne directly or indirectly when investing in the Contract. The expenses of the Variable Account as well as those of the Underlying Mutual Funds are reflected in the Example. For more complete descriptions of the expenses of the Variable Account, see "Variable Account Charges and Other Deductions." For more complete information regarding expenses paid out of the assets, of the Underlying Mutual Fund options, see the prospectus for each Underlying Mutual Fund. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes").

                                    SYNOPSIS


The Contracts can be categorized as follows: (1) Non-Qualified; (2) IRAs; (3) SEP IRAs; (4) Tax Sheltered Annuities; and (5) Qualified. The Company does not deduct a sales charge from Purchase Payments made for these Contracts. However, if any part of the Contract Value is surrendered, the Company will, with certain exceptions, deduct from the Contract Value a CDSC equal to 5% of the lesser of the total of all Purchase Payments made within 96 months prior to the date of the request to surrender, or the amount surrendered. This charge, when applicable, is imposed to permit the Company to recover sales expenses which have been advanced by the Company (see "Contingent Deferred Sales Charge").

On each Contract Anniversary the Company will deduct an annual Contract Maintenance Charge of $30 from the Contract Value. The Contract Maintenance Charge will be waived if the Purchase Payments made under a Tax Sheltered Annuity Contract are processed through a Unified Billing Authority. (This waiver is available for Tax Sheltered Annuity Contracts issued on or after the later of May 1, 1997 or the date on which the insurance authorities in a state having a Unified Billing Authority approve applicable contract modifications.) This charge is to reimburse the Company for administrative expenses related to the issue and maintenance of the Contracts (see "Contract Maintenance Charge").

The Company deducts a Mortality Risk Charge equal to an annual rate of 0.80% of the daily net assets of the Variable Account for mortality risks assumed by the Company (see "Mortality Risk charge"). The Company deducts an Expense Risk Charge equal to an annual rate of 0.50% of the daily net assets of the Variable Account as compensation for the Company's risk in undertaking not to increase administrative charges on the Contracts regardless of the actual administrative costs (see "Expense Risk Charge").


The initial first year Purchase Payment must be at least $1,500 for Non-Qualified Contracts. However, if periodic payments are expected by the Company, this initial first year minimum may be satisfied by Purchase Payments made on an annualized basis. The cumulative total of all Purchase Payments under Contracts issued on the life of any one Annuitant may not exceed $1,000,000 without the prior consent of the Company (see "Allocation of Purchase Payments and Contract Value").


Upon Annuitization the selected Annuity Payment Option will begin (see "Annuity Payment Option"). However, if the net amount to be applied to any Annuity Payment Option on the Annuitization Date is less than $500, the Contract Value may be distributed in one lump sum in lieu of annuity payments. If any annuity payment would be less than $20, the Company will have the right to change the frequency of payments to intervals that will result in payments of at least $20. In no event, however, will annuity payments be made less frequently than annually (see "Frequency and Amount of Annuity Payments").

Taxation of the Contracts will depend on the type of Contract issued (see "Federal Tax Considerations"). In addition, the Company will charge against the Purchase Payments or the Contract Value the amount of any premium taxes levied by a state or any other governmental entity (see "premium Taxes").

The Contract Owner has a ten day free look to examine the Contract. Within ten days of the date the Contract is received, it may be returned for any reason to the Home Office at the address shown on page 1 of this prospectus. If the Contract is returned to the Company in a timely manner, the Company will void the Contract and refund the Contract Value in full unless otherwise required by law. State and/or federal law may provide additional free look privileges.
All IRAs will be a return of Purchase Payments (see "Right to Revoke").

                         CONDENSED FINANCIAL INFORMATION

 Accumulation Unit values for an Accumulation Unit outstanding throughout the period.



                             ACCUMULATION         ACCUMULATION          NUMBER OF
                              UNIT VALUE           UNIT VALUE          ACCUMULATION
                             AT BEGINNING            AT END            UNITS AT END
          FUND                OF PERIOD            OF PERIOD            OF PERIOD           YEAR
======================================================================================================
MFS Series Trust IV            34.325389            31.101395               0               1997
                         -----------------------------------------------------------------------------
    MFS(R)Money Market         33.101565            34.325389               0               1996
                         -----------------------------------------------------------------------------
    Fund-Q*                    31.765828            33.101565               0               1995
                         -----------------------------------------------------------------------------
                               30.994333            31.765828               0               1994
                         -----------------------------------------------------------------------------
                               30.575287            30.994333               0               1993
                         -----------------------------------------------------------------------------
                               29.974326            30.575287               0               1992
                         -----------------------------------------------------------------------------
                               28.674122            29.974326               0               1991
                         -----------------------------------------------------------------------------
                               26.882238            28.674122               0               1990
                         -----------------------------------------------------------------------------
                               24.951768            26.882238               0               1989
                         -----------------------------------------------------------------------------
                               23.537669            24.951768               0               1988
======================================================================================================
MFS Series Trust IV            35.222087            36.580276             6,828             1997
                         -----------------------------------------------------------------------------
    MFS(R)Money Market         33.966291            35.222087             4,058             1996
                         -----------------------------------------------------------------------------
    Fund-NQ*                   32.595660            33.966291             5,703             1995
                         -----------------------------------------------------------------------------
                               31.804010            32.595660             8,788             1994
                         -----------------------------------------------------------------------------
                               31.374016            31.804010            10,894             1993
                         -----------------------------------------------------------------------------
                               30.757355            31.374016            21,348             1992
                         -----------------------------------------------------------------------------
                               29.423184            30.757355            22,044             1991
                         -----------------------------------------------------------------------------
                               27.584489            29.423184            34,393             1990
                         -----------------------------------------------------------------------------
                               25.603588            27.584489            35,921             1989
                         -----------------------------------------------------------------------------
                               24.152548            25.603588            47,516             1988
======================================================================================================
MFS Series Trust IV            30.037656            31.101395         1,143,756             1997
                         -----------------------------------------------------------------------------
    MFS(R)Money Market         29.055232            30.037656         1,343,440             1996
                         -----------------------------------------------------------------------------
    Fund-QS*                   27.967294            29.055232         1,630,393             1995
                         -----------------------------------------------------------------------------
                               27.370768            27.967294         2,012,165             1994
                         -----------------------------------------------------------------------------
                               27.082782            27.370768         2,386,518             1993
                         -----------------------------------------------------------------------------
                               26.631168            27.082782         3,346,894             1992
                         -----------------------------------------------------------------------------
                               25.553415            26.631168         4,316,381             1991
                         -----------------------------------------------------------------------------
                               24.029764            25.553415         5,619,586             1990
                         -----------------------------------------------------------------------------
                               22.371742            24.029764         6,212,230             1989
                         -----------------------------------------------------------------------------
                               21.167833            22.371742         7,703,094             1988
======================================================================================================

* The 7-day yield on the MFS Series Trust IV - MFS(R) Money Market Fund as of December 31, 1997 was 3.78%.

                             ACCUMULATION         ACCUMULATION          NUMBER OF
                              UNIT VALUE           UNIT VALUE          ACCUMULATION
                             AT BEGINNING            AT END            UNITS AT END
          FUND                OF PERIOD            OF PERIOD             OF PERIOD          YEAR
======================================================================================================
MFS Series Trust IV            30.058530            31.123008              556,766          1997
                         -----------------------------------------------------------------------------
    MFS(R)Money Market         29.075421            30.058530              615,505          1996
                         -----------------------------------------------------------------------------
    Fund-NQS*                  27.986728            29.075421              597,925          1995
                         -----------------------------------------------------------------------------
                               27.389788            27.986728              823,383          1994
                         -----------------------------------------------------------------------------
                               27.101602            27.389788              962,484          1993
                         -----------------------------------------------------------------------------
                               26.649674            27.101602            1,251,049          1992
                         -----------------------------------------------------------------------------
                               25.571172            26.649674            1,661,279          1991
                         -----------------------------------------------------------------------------
                               24.046461            25.571172            2,007,134          1990
                         -----------------------------------------------------------------------------
                               22.387287            24.046461            2,137,971          1989
                         -----------------------------------------------------------------------------
                               21.182540            22.387287            3,088,244          1988
======================================================================================================
MFS(R)Bond Fund-Class          49.627094            48.946623                    0          1997
                         -----------------------------------------------------------------------------
A-Q                            48.229836            49.627094                    0          1996
                         -----------------------------------------------------------------------------
                               40.103391            48.229836                    0          1995
                         -----------------------------------------------------------------------------
                               42.399834            40.103391                  254          1994
                         -----------------------------------------------------------------------------
                               37.614804            42.399834                  255          1993
                         -----------------------------------------------------------------------------
                               35.745806            37.614804                  255          1992
                         -----------------------------------------------------------------------------
                               30.588668            35.745806                  256          1991
                         -----------------------------------------------------------------------------
                               28.810284            30.588668                  261          1990
                         -----------------------------------------------------------------------------
                               25.635091            28.810284                  261          1989
                         -----------------------------------------------------------------------------
                               23.902587            25.635091                  460          1988
======================================================================================================
MFS(R)Bond Fund-Class          52.397975            57.243116                  595          1997
                         -----------------------------------------------------------------------------
A-NQ                           50.922705            52.397975                3,321          1996
                         -----------------------------------------------------------------------------
                               42.342529            50.922705                  596          1995
                         -----------------------------------------------------------------------------
                               44.767184            42.342529                  450          1994
                         -----------------------------------------------------------------------------
                               39.714988            44.767184                1,068          1993
                         -----------------------------------------------------------------------------
                               37.741633            39.714988                1,400          1992
                         -----------------------------------------------------------------------------
                               32.296567            37.741633                2,161          1991
                         -----------------------------------------------------------------------------
                               30.418889            32.296567                2,290          1990
                         -----------------------------------------------------------------------------
                               27.066400            30.418889                4,117          1989
                         -----------------------------------------------------------------------------
                               25.237169            27.066400                3,385          1988
======================================================================================================


                                       12

                             ACCUMULATION         ACCUMULATION          NUMBER OF
                              UNIT VALUE           UNIT VALUE          ACCUMULATION
                             AT BEGINNING            AT END            UNITS AT END
          FUND                OF PERIOD            OF PERIOD            OF PERIOD           YEAR
======================================================================================================
MFS(R)Bond Fund-Class          44.939826            48.946623             453,678           1997
                         -----------------------------------------------------------------------------
A-QS                           43.808005            44.939826             509,516           1996
                         -----------------------------------------------------------------------------
                               36.536936            43.808005             613,426           1995
                         -----------------------------------------------------------------------------
                               38.746280            36.536936             715,452           1994
                         -----------------------------------------------------------------------------
                               34.477915            38.746280             873,520           1993
                         -----------------------------------------------------------------------------
                               32.864457            34.477915           1,019,209           1992
                         -----------------------------------------------------------------------------
                               28.208302            32.864457           1,231,635           1991
                         -----------------------------------------------------------------------------
                               26.649337            28.208302           1,282,139           1990
                         -----------------------------------------------------------------------------
                               23.784006            26.649337           1,684,129           1989
                         -----------------------------------------------------------------------------
                               22.243883            23.784006           1,982,290           1988
======================================================================================================
MFS(R)                         44.903088            48.906597             147,342           1997
                         -----------------------------------------------------------------------------
Bond Fund-Class A-NQS          43.772192            44.903088             208,403           1996
                         -----------------------------------------------------------------------------
                               36.507070            43.772192             267,129           1995
                         -----------------------------------------------------------------------------
                               38.714601            36.507070             278,445           1994
                         -----------------------------------------------------------------------------
                               34.449725            38.714601             341,506           1993
                         -----------------------------------------------------------------------------
                               32.837584            34.449725             395,096           1992
                         -----------------------------------------------------------------------------
                               28.185248            32.837584             416,135           1991
                         -----------------------------------------------------------------------------
                               26.627561            28.185248             423,448           1990
                         -----------------------------------------------------------------------------
                               23.764566            26.627561             571,151           1989
                         -----------------------------------------------------------------------------
                               22.225695            23.764566             653,935           1988
======================================================================================================
MFS(R)Bond Fund-Class          45.078692            49.097863                 789           1997
                         -----------------------------------------------------------------------------
A-NQS                          43.943375            45.078692               1,597           1996
                         -----------------------------------------------------------------------------
(81-225)                       36.649839            43.943375               4,145           1995
                         -----------------------------------------------------------------------------
                               38.865999            36.649839               4,892           1994
                         ----------------------------------------------------------------------------
                               34.584435            38.865999              10,550           1993
                         -----------------------------------------------------------------------------
                               32.965982            34.584435              10,644           1992
                         -----------------------------------------------------------------------------
                               28.295444            32.965982              13,375           1991
                         -----------------------------------------------------------------------------
                               26.731671            28.295444              13,709           1990
                         -----------------------------------------------------------------------------
                               23.857482            26.731671              21,797           1989
                         -----------------------------------------------------------------------------
                               22.312590            23.857482              26,355           1988
======================================================================================================

                             ACCUMULATION         ACCUMULATION          NUMBER OF
                              UNIT VALUE           UNIT VALUE          ACCUMULATION
                             AT BEGINNING            AT END            UNITS AT END
          FUND                OF PERIOD            OF PERIOD            OF PERIOD           YEAR
======================================================================================================
Massachusetts Investors       125.889283           164.129808                 16            1997
                         -----------------------------------------------------------------------------
Trust-Class A-Q               101.007177           125.889283                 16            1996
                         -----------------------------------------------------------------------------
                               73.217470           101.007177                 16            1995
                         -----------------------------------------------------------------------------
                               74.716077            73.217470                 17            1994
                         -----------------------------------------------------------------------------
                               68.591640            74.716077                 17            1993
                         -----------------------------------------------------------------------------
                               64.520969            68.591640                 17            1992
                         -----------------------------------------------------------------------------
                               51.047405            64.520969                 17            1991
                         -----------------------------------------------------------------------------
                               51.615906            51.047405                 17            1990
                         -----------------------------------------------------------------------------
                               38.300069            51.615906                 17            1989
                         -----------------------------------------------------------------------------
                               35.047213            38.300069                181            1988
======================================================================================================
Massachusetts Investors       118.793035           154.878002                289            1997
                         -----------------------------------------------------------------------------
Trust-Class A-NQ               95.313498           118.793035                  0            1996
                         -----------------------------------------------------------------------------
                               69.090265            95.313498                  0            1995
                         -----------------------------------------------------------------------------
                               70.504398            69.090265                  0            1994
                         -----------------------------------------------------------------------------
                               64.725197            70.504398                 33            1993
                         -----------------------------------------------------------------------------
                               60.883987            64.725197                 33            1992
                         -----------------------------------------------------------------------------
                               48.169920            60.883987                  0            1991
                         -----------------------------------------------------------------------------
                               48.706376            48.169920                  0            1990
                         -----------------------------------------------------------------------------
                               36.141141            48.706376                727            1989
                         -----------------------------------------------------------------------------
                               33.071646            36.141141                727            1988
======================================================================================================
Massachusetts Investors       101.029680           131.320106            312,848            1997
                         -----------------------------------------------------------------------------
Trust-Class A-QS               81.308640           101.029680            331,572            1996
                         -----------------------------------------------------------------------------
                               59.116939            81.308640            350,277            1995
                         -----------------------------------------------------------------------------
                               60.509797            59.116939            373,587            1994
                         -----------------------------------------------------------------------------
                               55.718475            60.509797            402,085            1993
                         -----------------------------------------------------------------------------
                               52.571200            55.718475            438,578            1992
                         -----------------------------------------------------------------------------
                               41.719131            52.571200            470,627            1991
                         -----------------------------------------------------------------------------
                               42.312382            41.719131            447,641            1990
                         -----------------------------------------------------------------------------
                               31.491587            42.312382            448,766            1989
                         -----------------------------------------------------------------------------
                               28.904326            31.491587            481,558            1988
======================================================================================================

                             ACCUMULATION         ACCUMULATION          NUMBER OF
                              UNIT VALUE           UNIT VALUE          ACCUMULATION
                             AT BEGINNING            AT END            UNITS AT END
          FUND                OF PERIOD            OF PERIOD            OF PERIOD           YEAR
======================================================================================================
Massachusetts Investors        90.647891           117.825672            103,123            1997
                         -----------------------------------------------------------------------------
Trust-Class A-NQS              72.953374            90.647891             96,073            1996
                         -----------------------------------------------------------------------------
                               53.042089            72.953374            100,239            1995
                         -----------------------------------------------------------------------------
                               54.291825            53.042089             87,519            1994
                         -----------------------------------------------------------------------------
                               49.992851            54.291825             95,048            1993
                         -----------------------------------------------------------------------------
                               47.168983            49.992851            107,558            1992
                         -----------------------------------------------------------------------------
                               37.432067            47.168983            390,819            1991
                         -----------------------------------------------------------------------------
                               37.964354            37.432067            388,337            1990
                         -----------------------------------------------------------------------------
                               28.255508            37.964354            411,620            1989
                         -----------------------------------------------------------------------------
                               25.934117            28.255508            408,442            1988
======================================================================================================
Massachusetts Investors        96.304396           125.178102              1,827            1997
                         -----------------------------------------------------------------------------
Trust-Class A-NQS              77.505736            96.304396              2,037            1996
                         -----------------------------------------------------------------------------
(81-225)                       56.351973            77.505736              2,696            1995
                         -----------------------------------------------------------------------------
                               57.679687            56.351973              4,013            1994
                         -----------------------------------------------------------------------------
                               53.112457            57.679687              7,320            1993
                         -----------------------------------------------------------------------------
                               50.112374            53.112457              8,418            1992
                         -----------------------------------------------------------------------------
                               39.767862            50.112374              8,657            1991
                         -----------------------------------------------------------------------------
                               40.333366            39.767862              8,698            1990
                         -----------------------------------------------------------------------------
                               30.018672            40.333366              9,643            1989
                         -----------------------------------------------------------------------------
                               27.552431            30.018672             11,011            1988
======================================================================================================
Massachusetts Investors       123.869113           146.486721                  0            1997
                         -----------------------------------------------------------------------------
Growth Stock Fund-Class       101.860531           123.869113                  0            1996
                         -----------------------------------------------------------------------------
A-Q                            80.166185           101.860531                  0            1995
                         -----------------------------------------------------------------------------
                               86.815888            80.166185                  0            1994
                         -----------------------------------------------------------------------------
                               76.611479            86.815888                  0            1993
                         -----------------------------------------------------------------------------
                               72.701980            76.611479                582            1992
                         -----------------------------------------------------------------------------
                               49.712553            72.701980                583            1991
                         -----------------------------------------------------------------------------
                               52.714394            49.712553                584            1990
                         -----------------------------------------------------------------------------
                               39.228702            52.714394                584            1989
                         -----------------------------------------------------------------------------
                               38.061552            39.228702                585            1988
======================================================================================================

                             ACCUMULATION         ACCUMULATION          NUMBER OF
                              UNIT VALUE           UNIT VALUE          ACCUMULATION
                             AT BEGINNING            AT END            UNITS AT END
          FUND                OF PERIOD            OF PERIOD            OF PERIOD           YEAR
======================================================================================================
Massachusetts Investors        94.658415           138.838952                  850          1997
                         -----------------------------------------------------------------------------
Growth Stock Fund-Class        77.839871            94.658415                  498          1996
                         -----------------------------------------------------------------------------
A-NQ                           61.261465            77.839871                1,043          1995
                         -----------------------------------------------------------------------------
                               66.343035            61.261465                1,043          1994
                         -----------------------------------------------------------------------------
                               58.545028            66.343035                2,615          1993
                         -----------------------------------------------------------------------------
                               55.557463            58.545028                2,874          1992
                         -----------------------------------------------------------------------------
                               37.989389            55.557463                3,000          1991
                         -----------------------------------------------------------------------------
                               40.283347            37.989389                2,248          1990
                         -----------------------------------------------------------------------------
                               29.977822            40.283347                4,948          1989
                         -----------------------------------------------------------------------------
                               29.085907            29.977822                2,751          1988
======================================================================================================
Massachusetts Investors       100.175691           146.486721              289,531          1997
                         -----------------------------------------------------------------------------
Growth Stock Fund-Class        82.628565           100.175691              297,134          1996
                         -----------------------------------------------------------------------------
A-QS                           65.227303            82.628565              333,893          1995
                         -----------------------------------------------------------------------------
                               70.852048            65.227303              375,617          1994
                         -----------------------------------------------------------------------------
                               62.713932            70.852048              411,227          1993
                         -----------------------------------------------------------------------------
                               59.694705            62.713932              450,956          1992
                         -----------------------------------------------------------------------------
                               40.942088            59.694705              472,708          1991
                         -----------------------------------------------------------------------------
                               43.546733            40.942088              457,230          1990
                         -----------------------------------------------------------------------------
                               32.504355            43.546733              499,859          1989
                         -----------------------------------------------------------------------------
                               31.632940            32.504355              526,502          1988
======================================================================================================
Massachusetts Investors        85.004193           124.301472               88,204          1997
                         -----------------------------------------------------------------------------
Growth Stock Fund-Class        70.114570            85.004193               86,801          1996
                         -----------------------------------------------------------------------------
A-NQS                          55.348697            70.114570              102,114          1995
                         -----------------------------------------------------------------------------
                               60.121583            55.348697              116,628          1994
                         -----------------------------------------------------------------------------
                               53.215976            60.121583              132,123          1993
                         -----------------------------------------------------------------------------
                               50.654002            53.215976              154,986          1992
                         -----------------------------------------------------------------------------
                               34.741451            50.654002              119,500          1991
                         -----------------------------------------------------------------------------
                               36.951616            34.741451              124,361          1990
                         -----------------------------------------------------------------------------
                               27.581591            36.951616              152,198          1989
                         -----------------------------------------------------------------------------
                               26.842147            27.581591              148,306          1988
======================================================================================================

                             ACCUMULATION         ACCUMULATION          NUMBER OF
                              UNIT VALUE           UNIT VALUE          ACCUMULATION
                             AT BEGINNING            AT END            UNITS AT END
          FUND                OF PERIOD            OF PERIOD            OF PERIOD           YEAR
======================================================================================================
Massachusetts Investors        92.601102           135.410415               4,090           1997
                         -----------------------------------------------------------------------------
Growth Stock Fund-Class        76.380777            92.601102               5,470           1996
                         -----------------------------------------------------------------------------
A-NQS                          60.295273            76.380777               5,945           1995
                         -----------------------------------------------------------------------------
(81-225)                       65.494712            60.295273               2,505           1994
                         -----------------------------------------------------------------------------
                               57.971950            65.494712               3,382           1993
                         -----------------------------------------------------------------------------
                               55.181022            57.971950               7,430           1992
                         -----------------------------------------------------------------------------
                               37.846336            55.181022               6,225           1991
                         -----------------------------------------------------------------------------
                               40.254029            37.846336               6,677           1990
                         -----------------------------------------------------------------------------
                               30.046604            40.254029               9,992           1989
                         -----------------------------------------------------------------------------
                               29.241076            30.046604              14,248           1988
======================================================================================================
MFS(R)Research Fund-          155.285363           146.156474                   0           1997
                         -----------------------------------------------------------------------------
Class A-Q                     126.019031           155.285363                   0           1996
                         -----------------------------------------------------------------------------
                               91.844201           126.019031                   0           1995
                         -----------------------------------------------------------------------------
                               92.760008            91.844201                   0           1994
                         -----------------------------------------------------------------------------
                               77.006871            92.760008                   0           1993
                         -----------------------------------------------------------------------------
                               69.993098            77.006871                   0           1992
                         -----------------------------------------------------------------------------
                               53.307836            69.993098                   0           1991
                         -----------------------------------------------------------------------------
                               57.290901            53.307836                   0           1990
                         -----------------------------------------------------------------------------
                               45.882915            57.290901                   0           1989
                         -----------------------------------------------------------------------------
                               42.019162            45.882915                   0           1988
======================================================================================================
MFS(R)Research Fund-          124.427653           148.464541                 390           1997
                         -----------------------------------------------------------------------------
Class A-NQ                    100.977005           124.427653                 110           1996
                         -----------------------------------------------------------------------------
                               73.593263           100.977005                 599           1995
                         -----------------------------------------------------------------------------
                               74.327082            73.593263                 599           1994
                         -----------------------------------------------------------------------------
                               61.704356            74.327082                 807           1993
                         -----------------------------------------------------------------------------
                               56.084333            61.704356                 600           1992
                         -----------------------------------------------------------------------------
                               42.714695            56.084333                 660           1991
                         -----------------------------------------------------------------------------
                               45.906255            42.714695                 663           1990
                         -----------------------------------------------------------------------------
                               36.765224            45.906255                 768           1989
                         -----------------------------------------------------------------------------
                               33.669260            36.765224               2,107           1988
======================================================================================================

                             ACCUMULATION         ACCUMULATION          NUMBER OF
                              UNIT VALUE           UNIT VALUE          ACCUMULATION
                             AT BEGINNING            AT END            UNITS AT END
          FUND                OF PERIOD            OF PERIOD            OF PERIOD           YEAR
======================================================================================================
MFS(R)Research Fund-           122.865333           146.156474            265,836            1997
                         -----------------------------------------------------------------------------
Class A-QS                     100.013750           122.865333            283,320            1996
                         -----------------------------------------------------------------------------
                                73.111959           100.013750            270,229            1995
                         -----------------------------------------------------------------------------
                                74.064821            73.111959            285,624            1994
                         -----------------------------------------------------------------------------
                                61.673295            74.064821            262,270            1993
                         -----------------------------------------------------------------------------
                                56.226647            61.673295            278,528            1992
                         -----------------------------------------------------------------------------
                                42.952906            56.226647            308,259            1991
                         -----------------------------------------------------------------------------
                                46.303111            42.952906            341,148            1990
                         -----------------------------------------------------------------------------
                                37.195214            46.303111            406,916            1989
                         -----------------------------------------------------------------------------
                                34.166322            37.195214            490,200            1988
======================================================================================================
MFS(R)Research Fund-           107.355935           127.707031             93,659            1997
                         -----------------------------------------------------------------------------
Class A-NQS                     87.388917           107.355935            105,263            1996
                         -----------------------------------------------------------------------------
                                63.882963            87.388917            100,973            1995
                         -----------------------------------------------------------------------------
                                64.715547            63.882963             97,012            1994
                         -----------------------------------------------------------------------------
                                53.888228            64.715547             87,152            1993
                         -----------------------------------------------------------------------------
                                49.129110            53.888228             77,535            1992
                         -----------------------------------------------------------------------------
                                37.530937            49.129110             81,372            1991
                         -----------------------------------------------------------------------------
                                40.458230            37.530937             87,510            1990
                         -----------------------------------------------------------------------------
                                32.500035            40.458230            123,218            1989
                         -----------------------------------------------------------------------------
                                29.853469            32.500035            163,490            1988
======================================================================================================
MFS(R)Research Fund-           121.431177           144.450450              1,318            1997
                         -----------------------------------------------------------------------------
Class A-NQS                     98.846334           121.431177              1,676            1996
                         -----------------------------------------------------------------------------
(81-225)                        72.258548            98.846334              1,591            1995
                         -----------------------------------------------------------------------------
                                73.200301            72.258548              1,727            1994
                         -----------------------------------------------------------------------------
                                60.953415            73.200301              1,975            1993
                         -----------------------------------------------------------------------------
                                55.570339            60.953415              1,996            1992
                         -----------------------------------------------------------------------------
                                42.451540            55.570339              2,041            1991
                         -----------------------------------------------------------------------------
                                45.762638            42.451540              5,210            1990
                         -----------------------------------------------------------------------------
                                36.761058            45.762638              5,773            1989
                         -----------------------------------------------------------------------------
                                33.767510            36.761058              8,143            1988
======================================================================================================

                             ACCUMULATION         ACCUMULATION          NUMBER OF
                              UNIT VALUE           UNIT VALUE          ACCUMULATION
                             AT BEGINNING            AT END            UNITS AT END
          FUND                OF PERIOD            OF PERIOD            OF PERIOD           YEAR
======================================================================================================
MFS(R)Total Return Fund-       90.602325           108.143295                  131          1997
                         -----------------------------------------------------------------------------
Class A-Q                      79.840336            90.602325                  131          1996
                         -----------------------------------------------------------------------------
                               63.581031            79.840336                  131          1995
                         -----------------------------------------------------------------------------
                               65.964662            63.581031                  132          1994
                         -----------------------------------------------------------------------------
                               57.871052            65.964662                  132          1993
                         -----------------------------------------------------------------------------
                               53.108093            57.871052                  132          1992
                         -----------------------------------------------------------------------------
                               44.107591            53.108093                  132          1991
                         -----------------------------------------------------------------------------
                               45.615581            44.107591                  133          1990
                         -----------------------------------------------------------------------------
                               37.441206            45.615581                  133          1989
                         -----------------------------------------------------------------------------
                               32.875946            37.441206                  544          1988
======================================================================================================
MFS(R)Total Return Fund-       89.033201            98.832664                    0          1997
                         -----------------------------------------------------------------------------
Class A-NQ                     78.457598            89.033201                    0          1996
                         -----------------------------------------------------------------------------
                               62.479885            78.457598                   87          1995
                         -----------------------------------------------------------------------------
                               64.822235            62.479885                   87          1994
                         -----------------------------------------------------------------------------
                               56.868802            64.822235                  317          1993
                         -----------------------------------------------------------------------------
                               52.188320            56.868802                  712          1992
                         -----------------------------------------------------------------------------
                               43.343699            52.188320                  534          1991
                         -----------------------------------------------------------------------------
                               44.825581            43.343699                  535          1990
                         -----------------------------------------------------------------------------
                               36.792773            44.825581                1,456          1989
                         -----------------------------------------------------------------------------
                               32.306577            36.792773                2,385          1988
======================================================================================================
MFS(R)Total Return Fund-       83.053566            98.832664              570,631          1997
                         -----------------------------------------------------------------------------
Class A-QS                     73.411912            83.053566              671,118          1996
                         -----------------------------------------------------------------------------
                               58.638949            73.411912              782,272          1995
                         -----------------------------------------------------------------------------
                               61.021714            58.638949              902,191          1994
                         -----------------------------------------------------------------------------
                               53.697197            61.021714              998,970          1993
                         -----------------------------------------------------------------------------
                               49.427627            53.697197              977,013          1992
                         -----------------------------------------------------------------------------
                               41.175343            49.427627              950,358          1991
                         -----------------------------------------------------------------------------
                               42.712979            41.175343              942,653          1990
                         -----------------------------------------------------------------------------
                               35.164779            42.712979            1,082,672          1989
                         -----------------------------------------------------------------------------
                               30.970695            35.164779            1,047,263          1988
======================================================================================================

                             ACCUMULATION         ACCUMULATION          NUMBER OF
                              UNIT VALUE           UNIT VALUE          ACCUMULATION
                             AT BEGINNING            AT END            UNITS AT END
          FUND                OF PERIOD            OF PERIOD            OF PERIOD           YEAR
======================================================================================================
MFS(R)Total Return Fund-       80.393080            95.666722            145,316            1997
                         -----------------------------------------------------------------------------
Class A-NQS                    71.060281            80.393080            167,776            1996
                         -----------------------------------------------------------------------------
                               56.760546            71.060281            199,257            1995
                         -----------------------------------------------------------------------------
                               59.066983            56.760546            224,713            1994
                         -----------------------------------------------------------------------------
                               51.977095            59.066983            272,164            1993
                         -----------------------------------------------------------------------------
                               47.844295            51.977095            229,777            1992
                         -----------------------------------------------------------------------------
                               39.856354            47.844295            216,586            1991
                         -----------------------------------------------------------------------------
                               41.344744            39.856354            234,543            1990
                         -----------------------------------------------------------------------------
                               34.038338            41.344744            299,175            1989
                         -----------------------------------------------------------------------------
                               29.978604            34.038338            310,907            1988
======================================================================================================
MFS(R)Total Return Fund-       82.245565            97.871152                805            1997
                         -----------------------------------------------------------------------------
Class A-NQS                    72.697711            82.245565              1,979            1996
                         -----------------------------------------------------------------------------
(81-225)                       58.068470            72.697711              1,863            1995
                         -----------------------------------------------------------------------------
                               60.428053            58.068470              2,258            1994
                         -----------------------------------------------------------------------------
                               53.174791            60.428053              3,580            1993
                         -----------------------------------------------------------------------------
                               48.946754            53.174791              3,681            1992
                         -----------------------------------------------------------------------------
                               40.774760            48.946754              2,990            1991
                         -----------------------------------------------------------------------------
                               42.297442            40.774760              3,950            1990
                         -----------------------------------------------------------------------------
                               34.822674            42.297442              7,074            1989
                         -----------------------------------------------------------------------------
                               30.669397            34.822674              9,076            1988
======================================================================================================
MFS(R)Growth                  169.873726           152.474948                  0            1997
                         -----------------------------------------------------------------------------
Opportunities Fund-           140.810582           169.873726                  0            1996
                         -----------------------------------------------------------------------------
Class A-Q                     105.450698           140.810582                  0            1995
                         -----------------------------------------------------------------------------
                              111.450698           105.450698                  0            1994
                         -----------------------------------------------------------------------------
                               96.886717           111.450698                  0            1993
                         -----------------------------------------------------------------------------
                               90.866062            96.886717                 59            1992
                         -----------------------------------------------------------------------------
                               74.980776            90.866062                 60            1991
                         -----------------------------------------------------------------------------
                               79.192602            74.980776                 60            1990
                         -----------------------------------------------------------------------------
                               62.255086            79.192602                 60            1989
                         -----------------------------------------------------------------------------
                               57.676664            62.255086                 61            1988
======================================================================================================

                             ACCUMULATION         ACCUMULATION          NUMBER OF
                              UNIT VALUE           UNIT VALUE          ACCUMULATION
                             AT BEGINNING            AT END            UNITS AT END
          FUND                OF PERIOD            OF PERIOD            OF PERIOD           YEAR
======================================================================================================
MFS(R)Growth                  124.926291           152.474948               1,008           1997
                         -----------------------------------------------------------------------------
Opportunities Fund-           103.553065           124.926291               2,724           1996
                         -----------------------------------------------------------------------------
Class A-NQ                     77.773322           103.553065               2,642           1995
                         -----------------------------------------------------------------------------
                               81.961605            77.773322               2,807           1994
                         -----------------------------------------------------------------------------
                               71.251149            81.961605               2,923           1993
                         -----------------------------------------------------------------------------
                               66.823526            71.251149               3,217           1992
                         -----------------------------------------------------------------------------
                               55.141372            66.823526               3,285           1991
                         -----------------------------------------------------------------------------
                               58.238773            55.141372               3,209           1990
                         -----------------------------------------------------------------------------
                               45.782811            58.238773               4,173           1989
                         -----------------------------------------------------------------------------
                               42.415808            45.782811               5,496           1988
======================================================================================================
MFS(R)Growth                  116.177967           141.368069             732,936           1997
                         -----------------------------------------------------------------------------
Opportunities Fund-            96.595726           116.177967             822,246           1996
                         -----------------------------------------------------------------------------
Class A-QS                     72.767772            96.595725             920,477           1995
                         -----------------------------------------------------------------------------
                               76.918993            72.767772           1,029,309           1994
                         -----------------------------------------------------------------------------
                               67.070484            76.918993           1,187,377           1993
                         -----------------------------------------------------------------------------
                               63.094003            67.070484           1,351,519           1992
                         -----------------------------------------------------------------------------
                               52.221717            63.094003           1,533,160           1991
                         -----------------------------------------------------------------------------
                               55.323366            52.221717           1,718,069           1990
                         -----------------------------------------------------------------------------
                               43.622463            55.323366           2,056,593           1989
                         -----------------------------------------------------------------------------
                               40.536877            43.622463           2,481,997           1988
======================================================================================================
MFS(R)Growth                   98.686554           120.084102             172,812           1997
                         -----------------------------------------------------------------------------
Opportunities Fund-            82.052560            98.686554             182,479           1996
                         -----------------------------------------------------------------------------
Class A-NQS                    61.812074            82.052560             206,611           1995
                         -----------------------------------------------------------------------------
                               65.338300            61.812074             214,829           1994
                         -----------------------------------------------------------------------------
                               56.972537            65.338300             241,558           1993
                         -----------------------------------------------------------------------------
                               53.594751            56.972537             284,420           1992
                         -----------------------------------------------------------------------------
                               44.359372            53.594751             319,081           1991
                         -----------------------------------------------------------------------------
                               46.994048            44.359372             322,668           1990
                         -----------------------------------------------------------------------------
                               37.054798            46.994048             420,211           1989
                         -----------------------------------------------------------------------------
                               34.433775            37.054798             547,737           1988
======================================================================================================

                             ACCUMULATION         ACCUMULATION          NUMBER OF
                              UNIT VALUE           UNIT VALUE          ACCUMULATION
                             AT BEGINNING            AT END            UNITS AT END
          FUND                OF PERIOD            OF PERIOD            OF PERIOD           YEAR
======================================================================================================
MFS(R)Growth                  108.889502           132.499304              12,840            1997
                         -----------------------------------------------------------------------------
Opportunities Fund-            90.535764           108.889502              14,732            1996
                         -----------------------------------------------------------------------------
Class A-NQS                    68.202665            90.535764              15,064            1995
                         -----------------------------------------------------------------------------
(81-225)                       72.093454            68.202665              16,083            1994
                         -----------------------------------------------------------------------------
                               62.862782            72.093454              20,590            1993
                         -----------------------------------------------------------------------------
                               59.135771            62.862782              23,039            1992
                         -----------------------------------------------------------------------------
                               48.945558            59.135771              26,387            1991
                         -----------------------------------------------------------------------------
                               51.852634            48.945558              32,466            1990
                         -----------------------------------------------------------------------------
                               40.885800            51.852634              43,143            1989
                         -----------------------------------------------------------------------------
                               37.993791            40.885800              63,217            1988
======================================================================================================
MFS(R)High Income Fund-        64.068571            62.966234                   0            1997
                         -----------------------------------------------------------------------------
Class A-Q                      57.498253            64.068571                   0            1996
                         -----------------------------------------------------------------------------
                               49.574586            57.498253                   0            1995
                         -----------------------------------------------------------------------------
                               51.425517            49.574586                   0            1994
                         -----------------------------------------------------------------------------
                               43.507773            51.425517                   0            1993
                         -----------------------------------------------------------------------------
                               37.547955            43.507773                   0            1992
                         -----------------------------------------------------------------------------
                               25.471529            37.547955                   0            1991
                         -----------------------------------------------------------------------------
                               30.899937            25.471529                   0            1990
                         -----------------------------------------------------------------------------
                               31.842604            30.899937                   0            1989
                         -----------------------------------------------------------------------------
                               28.627030            31.842604                   0            1988
======================================================================================================
MFS(R)High Income Fund-        64.483775            72.045586                 358            1997
                         -----------------------------------------------------------------------------
Class A-NQ                     57.870879            64.483775                 358            1996
                         -----------------------------------------------------------------------------
                               49.895862            57.870879                 359            1995
                         -----------------------------------------------------------------------------
                               51.758789            49.895862                 359            1994
                         -----------------------------------------------------------------------------
                               43.789729            51.758789                 721            1993
                         -----------------------------------------------------------------------------
                               37.791286            43.789729                 360            1992
                         -----------------------------------------------------------------------------
                               25.636591            37.791286                 360            1991
                         -----------------------------------------------------------------------------
                               31.100170            25.636591                 697            1990
                         -----------------------------------------------------------------------------
                               32.048950            31.100170                 698            1989
                         -----------------------------------------------------------------------------
                               28.812532            32.048950                 699            1988
======================================================================================================

                             ACCUMULATION         ACCUMULATION          NUMBER OF
                              UNIT VALUE           UNIT VALUE          ACCUMULATION
                             AT BEGINNING            AT END            UNITS AT END
          FUND                OF PERIOD            OF PERIOD            OF PERIOD            YEAR
======================================================================================================
MFS(R)High Income Fund-        56.528677            62.966234              332,136           1997
                         -----------------------------------------------------------------------------
Class A-QS                     50.886631            56.528677              408,255           1996
                         -----------------------------------------------------------------------------
                               44.007083            50.886631              488,470           1995
                         -----------------------------------------------------------------------------
                               45.788518            44.007083              561,209           1994
                         -----------------------------------------------------------------------------
                               38.856280            45.788518              709,698           1993
                         -----------------------------------------------------------------------------
                               33.635599            38.856280              764,118           1992
                         -----------------------------------------------------------------------------
                               22.886614            33.635599              797,975           1991
                         -----------------------------------------------------------------------------
                               27.848883            22.886614              914,811           1990
                         -----------------------------------------------------------------------------
                               28.785308            27.848883            1,535,254           1989
                         -----------------------------------------------------------------------------
                               25.956938            28.785308            1,979,053           1988
======================================================================================================
MFS(R)High Income Fund-        55.671087            62.010978              154,453           1997
                         -----------------------------------------------------------------------------
Class A-NQS                    50.114634            55.671087              176,997           1996
                         -----------------------------------------------------------------------------
                               43.339456            50.114634              188,820           1995
                         -----------------------------------------------------------------------------
                               45.093866            43.339456              200,368           1994
                         -----------------------------------------------------------------------------
                               38.266802            45.093866              252,674           1993
                         -----------------------------------------------------------------------------
                               33.125330            38.266802              263,452           1992
                         -----------------------------------------------------------------------------
                               22.539408            33.125330              268,775           1991
                         -----------------------------------------------------------------------------
                               27.426394            22.539408              301,912           1990
                         -----------------------------------------------------------------------------
                               28.348616            27.426394              494,597           1989
                         -----------------------------------------------------------------------------
                               25.563163            28.348616              708,091           1988
======================================================================================================

MFS(R)High Income Fund-        56.528677            62.966234                4,996           1997
                         -----------------------------------------------------------------------------
Class A-NQS                    50.886631            56.528677                6,379           1996
                         -----------------------------------------------------------------------------
(81-225)                       44.007083            50.886631                6,442           1995
                         -----------------------------------------------------------------------------
                               45.788518            44.007083                6,622           1994
                         -----------------------------------------------------------------------------
                               38.856280            45.788518                9,385           1993
                         -----------------------------------------------------------------------------
                               33.635599            38.856280                9,545           1992
                         -----------------------------------------------------------------------------
                               22.886614            33.635599                9,353           1991
                         -----------------------------------------------------------------------------
                               27.848883            22.886614               10,384           1990
                         -----------------------------------------------------------------------------
                               28.785308            27.848883               25,607           1989
                         -----------------------------------------------------------------------------
                               25.956938            28.785308               31,809           1988
======================================================================================================

                             ACCUMULATION         ACCUMULATION          NUMBER OF
                              UNIT VALUE           UNIT VALUE          ACCUMULATION
                             AT BEGINNING            AT END            UNITS AT END
          FUND                OF PERIOD            OF PERIOD            OF PERIOD           YEAR
======================================================================================================
MFS(R)World                    50.880072            50.368842            115,417            1997
                         -----------------------------------------------------------------------------
Governments Fund-              48.914346            50.880072            143,438            1996
                         -----------------------------------------------------------------------------
Class A-QS                     42.911877            48.914346            184,796            1995
                         -----------------------------------------------------------------------------
                               46.532702            42.911877            229,107            1994
                         -----------------------------------------------------------------------------
                               39.821939            46.532702            272,388            1993
                         -----------------------------------------------------------------------------
                               39.811131            39.821939            260,769            1992
                         -----------------------------------------------------------------------------
                               35.563134            39.811131            271,803            1991
                         -----------------------------------------------------------------------------
                               30.561450            35.563134            315,655            1990
                         -----------------------------------------------------------------------------
                               28.837079            30.561450            304,967            1989
                         -----------------------------------------------------------------------------
                               27.989113            28.837079            371,673            1988
======================================================================================================
MFS(R)World                    49.604787            49.106357             15,550            1997
                         -----------------------------------------------------------------------------
Governments Fund-              47.688325            49.604787             22,367            1996
                         -----------------------------------------------------------------------------
Class A-NQS                    41.836304            47.688325             36,927            1995
                         -----------------------------------------------------------------------------
                               45.366368            41.836304             44,619            1994
                         -----------------------------------------------------------------------------
                               38.823817            45.366368             57,120            1993
                         -----------------------------------------------------------------------------
                               38.813287            38.823817             42,828            1992
                         -----------------------------------------------------------------------------
                               34.671762            38.813287             35,166            1991
                         -----------------------------------------------------------------------------
                               29.795448            34.671762             54,896            1990
                         -----------------------------------------------------------------------------
                               28.114297            29.795448             40,122            1989
                         -----------------------------------------------------------------------------
                               27.287568            28.114297             62,275            1988
======================================================================================================
MFS(R)World                    50.800980            50.290543                666            1997
                         -----------------------------------------------------------------------------
Governments Fund-              48.838310            50.800980              1,811            1996
                         -----------------------------------------------------------------------------
Class A-NQS                    42.845163            48.838310              2,763            1995
                         -----------------------------------------------------------------------------
(81-225)                       46.460353            42.845163              3,284            1994
                         -----------------------------------------------------------------------------
                               39.760030            46.460353              3,684            1993
                         -----------------------------------------------------------------------------
                               39.749239            39.760030              4,274            1992
                         -----------------------------------------------------------------------------
                               35.507853            39.749239              5,904            1991
                         -----------------------------------------------------------------------------
                               30.513949            35.507853              7,450            1990
                         -----------------------------------------------------------------------------
                               28.792251            30.513949              8,327            1989
                         -----------------------------------------------------------------------------
                               27.945600            28.792251             16,716            1988
======================================================================================================

                             ACCUMULATION         ACCUMULATION          NUMBER OF
                              UNIT VALUE           UNIT VALUE          ACCUMULATION
                             AT BEGINNING            AT END            UNITS AT END
          FUND                OF PERIOD            OF PERIOD            OF PERIOD           YEAR
======================================================================================================
Nationwide Separate            22.783414            23.669908               41,782            1997
                         -----------------------------------------------------------------------------
Account Trust Money            21.961256            22.783414               55,730            1996
                         -----------------------------------------------------------------------------
Market Fund-QS***              21.058716            21.961256               60,928            1995
                         -----------------------------------------------------------------------------
                               20.538004            21.058716               72,621            1994
                         -----------------------------------------------------------------------------
                               20.250996            20.538004               98,132            1993
                         -----------------------------------------------------------------------------
                               19.842272            20.250996              126,024            1992
                         -----------------------------------------------------------------------------
                               18.996144            19.842272              148,883            1991
                         -----------------------------------------------------------------------------
                               17.809654            18.996144              178,554            1990
                         -----------------------------------------------------------------------------
                               16.542684            17.809654              219,694            1989
                         -----------------------------------------------------------------------------
                               15.617124            16.542684              233,421            1988
======================================================================================================
Nationwide Separate            22.798231            23.685302               26,117            1997
                         -----------------------------------------------------------------------------
Account Trust Money            21.975540            22.798231               32,499            1996
                         -----------------------------------------------------------------------------
Market Fund-NQS***             21.072414            21.975540               36,289            1995
                         -----------------------------------------------------------------------------
                               20.551361            21.072414               41,143            1994
                         -----------------------------------------------------------------------------
                               20.264167            20.551361               57,208            1993
                         -----------------------------------------------------------------------------
                               19.855177            20.264167               63,453            1992
                         -----------------------------------------------------------------------------
                               19.008499            19.855177               71,910            1991
                         -----------------------------------------------------------------------------
                               17.821238            19.008499               92,012            1990
                         -----------------------------------------------------------------------------
                               16.553443            17.821238              121,035            1989
                         -----------------------------------------------------------------------------
                               15.627283            16.553443              150,709            1988
======================================================================================================
MFS(R)Emerging Growth          34.264981            40.798757              385,073            1997
                         -----------------------------------------------------------------------------
Trust-Class A-QS               30.247061            34.264981              437,204            1996
                         -----------------------------------------------------------------------------
                               21.706658            30.247061              424,049            1995
                         -----------------------------------------------------------------------------
                               20.977470            21.706658              400,564            1994
                         -----------------------------------------------------------------------------
                               16.755110            20.977490              285,804            1993
                         -----------------------------------------------------------------------------
                               15.782125            16.755110              288,500            1992
                         -----------------------------------------------------------------------------
                                9.396802            15.782125              222,326            1991
                         -----------------------------------------------------------------------------
                               10.753988             9.396802              112,582            1990
                         -----------------------------------------------------------------------------
                                8.662733            10.753988              172,308            1989
                         -----------------------------------------------------------------------------
                                7.647091             8.662733              183,533            1988
======================================================================================================
MFS(R)Emerging Growth          34.264981            40.798757                  674            1997
                         -----------------------------------------------------------------------------
Trust-Class A-NQS              30.247061            34.264981                  675            1996
                         -----------------------------------------------------------------------------
(81-225)                       21.706658            30.247061                  474            1995
                         -----------------------------------------------------------------------------
                               20.977490            21.706658                  474            1994
                         -----------------------------------------------------------------------------
                               16.755110            20.977490                1,237            1993
                         -----------------------------------------------------------------------------
                               15.782125            16.755110                  762            1992
                         -----------------------------------------------------------------------------
                                9.396802            15.782125                1,140            1991
                         -----------------------------------------------------------------------------
                               10.753988             9.396802                    0            1990
                         -----------------------------------------------------------------------------
                                8.662733            10.753988                2,575            1989
                         -----------------------------------------------------------------------------
                                7.647091             8.662733                  775            1988
======================================================================================================

     ***The 7-day yield on the Nationwide Separate Account Trust-Money Market Fund as of December 31, 1997, was 4.05%.

                        NATIONWIDE LIFE INSURANCE COMPANY


The Company is a stock life insurance company organized under the laws of the State of Ohio in March, 1929. The Company is a member of the "Nationwide Insurance Enterprise" with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. The Company is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico. The Contracts are distributed by the General Distributor, Clarendon Insurance Agency, Inc.


The Company is ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's, and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings in sales literature from time to time.

                              THE VARIABLE ACCOUNT


The Variable Account was established by the Company on March 3, 1976, pursuant to Ohio law. The Company has caused the Variable Account to be registered with the SEC as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (the "1940 Act"). Registration does not involve supervision of the management of the Variable Account or of the Company by the SEC.

The Variable Account is a separate investment account of the Company and as such, is not chargeable with liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. Obligations under the Contracts, however, are obligations of the Company. Income, gains and losses of the Variable Account, whether or not realized, are credited to or charged against the Variable Account without regard to other income, gains or losses of the Company.

Purchase payments are allocated among one or more Sub-Accounts corresponding to one or more of the Underlying Mutual Funds designated by the Contract Owner. There are two or more Sub-Accounts within the Variable Account for each of the Underlying Mutual Fund options which may be designated by the Contract Owner. One such Sub-Account contains the Underlying Mutual Fund shares attributable to Accumulation Units under Qualified Contracts and one such Sub-Account contains the Underlying Mutual Fund shares attributable to Accumulation Units under Non-Qualified Contracts.


UNDERLYING MUTUAL FUND OPTIONS


A Contract Owner may choose from among a number of different Underlying Mutual Fund options. The Underlying Mutual Fund options are NOT available to the general public directly. The Underlying Mutual Funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Underlying Mutual Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Underlying Mutual Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, Contract purchasers should understand that the Underlying Mutual Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Underlying Mutual Funds may differ substantially.

Shares of the Underlying Mutual Fund options available in the Variable Account are issued only for the purpose of funding benefits for variable annuity contracts and variable life insurance policies issued by insurance companies. The Underlying Mutual Funds may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although the Company does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interests of the Variable account and one or more of the other separate accounts in which the Underlying Mutual Funds participate. A conflict may occur due to a number of reasons including a change in law affecting the operations of variable life insurance policies and variable annuity contracts or differences in the voting instructions of the Contract Owners and those of other companies. In the event of a conflict, the Company will take any steps necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the Underlying Mutual Fund(s) involved in the conflict.

The Investment Adviser for all of the Underlying Mutual Funds, except the Nationwide Separate Account Trust Money Market Fund, is Massachusetts Financial Service Company, 500 Boylston Street, Boston, Massachusetts 02116. More detailed information may be found in the current prospectus for each Underlying Mutual Fund. Prospectuses for the Underlying Mutual Funds should be read in conjunction with this prospectus. A copy of each prospectus may be obtained without charge from the Company by calling 1-800-848-7529, TDD 1-800-238-3035 or by writing P.O. Box 16609, Columbus, Ohio 43216-6609. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

- MFS(R) BOND FUND-CLASS A (FORMERLY MASSACHUSETTS FINANCIAL BOND FUND)


       Investment Objective: To provide a high level of current income for distribution to investors as is believed to be consistent with prudent investment risk. An additional objective is to seek protection of investor's capital.


- MFS(R) GROWTH OPPORTUNITIES FUND-CLASS A (FORMERLY MFS(R) CAPITAL DEVELOPMENT
FUND)


       Investment Objective: To seek growth of capital. The selection of securities is made solely on the basis of potential for capital appreciation. Dividend income, if any, is incidental to the objective of growth capital.


- MFS(R) EMERGING GROWTH FUND-CLASS A (FORMERLY MASSACHUSETTS FINANCIAL EMERGING GROWTH TRUST)


       Investment Objective: To seek long-term growth of capital. The selection of securities is made solely on the basis of potential for growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the investment objective of long-term growth of capital.

       The Contract Owner may allocate to the Fund either new Purchase Payments or Contract Values attributable to Purchase Payments made on or after January 1, 1981.


- MFS(R) HIGH INCOME FUND-CLASS A (FORMERLY MASSACHUSETTS FINANCIAL HIGH INCOME TRUST-SERIES I)


       Investment Objective: To seek high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. Securities offering the high current income sought by the Fund are ordinarily in the lower rating categories of recognized rating agencies or are unrated and generally involve greater volatility of price and risk of principal and income than securities in the higher rating categories. Capital growth is a consideration incidental to the investment objective of high current income.

- MFS(R) RESEARCH FUND-CLASS A

       Investment Objective: To provide long-term growth of capital and future income. As a secondary objective the Fund will attempt to provide more current dividend income than is normally obtainable from a portfolio of growth stocks only.


- MFS(R) TOTAL RETURN FUND-CLASS A (FORMERLY MASSACHUSETTS FINANCIAL TOTAL RETURN TRUST)


       Investment Objective: To obtain above-average income consistent with what management believes to be prudent employment of capital. While current income is the primary objective, the Fund believes that there also should be a reasonable opportunity for growth of capital and income, since many securities offering a better-than-average yield may possess growth potential.


- MFS(R) WORLD GOVERNMENTS FUND-CLASS A (FORMERLY MFS(R) WORLDWIDE GOVERNMENTS TRUST)


       Investment Objective: To seek not only preservation, but also growth of capital, together with moderate current income through a professionally managed internationally diversified portfolio consisting primarily of debt securities and, to a lesser extent, equity securities. The Fund is designed for investors who wish to diversify their investments beyond the United States and who are prepared to accept the risks entailed in such investments which may be higher than those associated with certain U.S. investments. See "Special Considerations" section in the MFI-B Prospectus.


- MFS SERIES TRUST IV - MFS(R) MONEY MARKET FUND (FORMERLY MASSACHUSETTS CASH MANAGEMENT TRUST)


       Investment Objective: To seek as high a level of current income as is considered consistent with the preservation of capital and liquidity. The Fund intends to invest in money market instruments, including United States government securities, obligations of the larger banks, prime commercial paper and high-grade, short-term corporate obligations.

- MASSACHUSETTS INVESTORS GROWTH STOCK FUND-CLASS A

       Investment Objective: To provide long-term growth of capital and future income rather than current income return. To achieve this objective it is the policy of the Fund to keep its assets invested, except for working cash balances, in the common stocks, or securities convertible into common stocks, of companies believed by the management to possess better-than-average prospects for long-term growth. Emphasis is placed on the selection of progressive, well-managed companies.

- MASSACHUSETTS INVESTORS TRUST-CLASS A


       Investment Objective: To provide reasonable current income and long-term growth of capital and income. The Fund is believed to constitute a conservative medium for that portion of an investor's capital which he wishes to have invested in common stocks considered to be high or improving investment quality.

Each of the above Mutual Funds receives investment advice from Massachusetts Financial Service Company, which is paid for its services by the Underlying Mutual Funds.


- NATIONWIDE SEPARATE ACCOUNT TRUST-MONEY MARKET FUND


Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. The NSAT Money Market Fund is managed by Nationwide Advisory Services, Inc., ("NAS"), a wholly owned subsidiary of the Company, One Nationwide Plaza, Columbus, Ohio 43215. The NSAT Money Market Fund offers shares in four separate Mutual Funds, one being the NSAT Money Market Fund.

Investment Objective: As high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

The NSAT Money Market Fund receives investment advice from Nationwide Advisory Services, Inc., which is paid for its services by the NSAT Money Market Fund.


VOTING RIGHTS

Voting rights under the Contracts apply ONLY with respect to amounts allocated to the Sub-Accounts.


In accordance with its view of applicable law, the Company will vote the shares of the Underlying Mutual Funds at regular and special meetings of the shareholders. These shares will be voted in accordance with instructions received from Contract Owners. If the 1940 Act or any regulation thereunder should be amended or if the present interpretation changes permitting the Company to vote the shares of the Underlying Mutual Funds in its own right, the Company may elect to do so.

The Contract Owner is the person who has the voting interest under the Contract. The number of Underlying Mutual Fund Shares attributable to each Contract Owner is determined by dividing the Contract Owner's interest in each respective Sub-Account by the Net Asset Value of the Underlying Mutual Fund. The number of shares which may be voted will be determined as of the date chosen by the Company not more than 90 days prior to the meeting of the Underlying Mutual Fund. Each person having a voting interest will receive periodic reports relating to the Underlying Mutual Fund, proxy material and a form with which to give voting instructions.

Voting instructions will be solicited by written communication at least 21 days prior to such meeting. Underlying Mutual Fund shares to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received with respect to all contracts participating in the Variable Account.


                  VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS


EXPENSES OF VARIABLE THE ACCOUNT

The Variable Account is responsible for the following types of expenses: (1) administrative expenses relating to the issuance and maintenance of the contracts; (2) mortality risk charge associated with guaranteeing the annuity purchase rates at issue for the life of the Contracts; and (3) expense risk charge associated with guaranteeing that the Mortality Risk, Expense Risk and Contract Maintenance Charge described in this prospectus will not be changed regardless of actual expenses. If these charges are insufficient to cover these expenses, the loss will be borne by the Company.

Deductions from and expenses paid out of the assets of the Underlying Mutual Fund options are described in the prospectus for each Underlying Mutual Fund.

All of the charges described in this section apply to Variable Account allocations. Allocations to the Fixed Account are subject to CDSCs and Premium Tax deductions, if applicable, but are not subject to charges exclusive to the Variable Account; the Mortality Risk Charge and the Expense Risk Charge.


MORTALITY RISK CHARGE


The Company deducts a Mortality Risk Charge from the Variable Account. This amount is computed on a daily basis, and is equal to an annual rate of 0.80% of the daily net assets of the Variable Account. By guaranteeing the Contract's annuity rate, the Company assumes the Mortality Risk. These guarantees cannot change regardless of the death rates of persons receiving annuity payments or of the general population.


EXPENSE RISK CHARGE


The Company deducts an Expense Risk Charge from the Variable Account. This amount is computed on a daily basis, and is equal to an annual rate of 0.50% of the daily net assets of the Variable Account. The Company will not increase charges for administration of the Contracts regardless of its actual expenses.


CONTINGENT DEFERRED SALES CHARGE


No deduction for a sales charge is made from the Purchase Payments for these Contracts. However, if any part of the Contract Value is surrendered, the Company will, with certain exceptions deduct a CDSC (see "Waiver of CDSC" section). The CDSC will not exceed the lesser of:


       1.    5% of the amount surrendered; or
       2. 5% of the total of all Purchase Payments made within 96 months prior to the date of the surrender request.


The CDSC, when it is applicable, will be used to cover expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional activity. The Company expects to recover most of its distribution costs relating to the sale of the Contracts from the CDSC. Any shortfall will be made up from the General Account of the Company, which may indirectly include portions of the Mortality and Expense Risk Charges. Gross Distribution Allowances which may be paid on the sale of these Contracts are not more than 5.11% of Purchase Payments.

The CDSC is calculated by multiplying the applicable CDSC percentages noted below by the Purchase Payments that are surrendered. For purposes of calculating the CDSC, surrenders are considered to come first from the oldest Purchase Payment and so forth. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

(a) For all Purchase Payments made after January 1, 1981, the Contract Owner may, after the first year from the date of each Purchase Payment, withdraw without a CDSC up to 5% of that Purchase Payment for each year that the Purchase Payment has remained on deposit on a cumulative basis (less the amount of such Purchase Payment previously surrendered free of charge).

(b) For Contracts issued prior to July 17, 1981, starting with the third Contract Year, the Contract Owner may withdraw without a CDSC up to 10% of cumulative Purchase Payments made under the Contract within 96 months immediately prior to the date that the request for surrender is received by the Company. Once surrenders equal to 10% of cumulative Purchase Payments made within such 96-month period have been made, the CDSC will apply to all amounts surrendered in excess thereof.

For Contracts issued prior to July 17, 1981, the amount which may be surrendered at any time without charge is the greater of the amounts determined under (a) and (b) above. No sales charges are deducted on redemption proceeds that are transferred to the Fixed Account option of this annuity. The Contract Owner may be subject to a tax penalty if the Contract Owner withdraws Purchase Payments prior to age 59 1/2 (see "Non-Qualified Contracts-Natural Persons as Contract Owners").

WAIVER OF CONTINGENT DEFERRED SALES CHARGE

The amount of CDSC on the Contracts may be waived when sales of the Contracts are made to a trustee, employer or similar entity pursuant to a retirement plan or when sales are made in a similar arrangement where offering the Contracts to a group of individuals under a program results in savings of sales expenses. Entitlement to a waiver of the CDSC in will be determined by the Company in the following manner:


1. The size of the group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are smaller than for a smaller group because of the ability to implement a larger number of Contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received from a group and the manner in which Purchase Payments are remitted will be considered. Per Contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones. Likewise, sales expenses are usually lower when Purchase Payments are remitted on a payroll deduction plan.

3. The purpose for which the Contracts are being purchased will be considered. Certain types of Qualified Plans are more likely to be stable than are others. Stability reduces the number of sales contacts required, reduces sales administration, and results in fewer Contract terminations. As a result, sales expenses can be reduced.

4. The nature of the group for which the Contracts are being purchased will be considered. Certain types of employee and professional groups are more likely to continue Contract participation for longer periods than are other groups with more mobile membership. If fewer Contracts are surrendered in a given group, the Company's sales expenses are reduced.


5. The cost to the Company of the distribution effort will be considered. Sales without commissions or other standard distribution expenses can result in waived sales charges.


6. There may be other circumstances of which the Company is not presently aware, which could result in reduced sales expenses.


If, after consideration of the foregoing factors, the Company determines that a group purchase would result in reduced sales expenses, the group would be entitled to a waiver of the CDSC.

When a Contract described in this prospectus is exchanged for another Contract issued by the Company, of the type and class which the Company determined is eligible for such exchange, the Company will waive the CDSC on the first Contract.

The CDSC will be waived when the Contracts are issued to an officer, director, partner or employee of Clarendon Insurance Agency, Inc., the general distributor of the Contracts, and an affiliate of Massachusetts Financial Services Company, or an officer, director, partner or employee of any firm affiliated with Clarendon Insurance Agency, Inc.

In no event will waiver of the CDSC be permitted where the waiver will be unfairly discriminatory to any person, or where it is prohibited by state law.


CONTRACT MAINTENANCE CHARGE


Each year on the Contract Anniversary (and on the date of surrender in any year in which the entire Contract Value is surrendered), the Company deducts an annual Contract Maintenance Charge from the Contract Value to reimburse it for administrative expenses relating to the issuance and maintenance of the Contract. In any Contract Year when a Contract is surrendered for its full value on other than the Contract Anniversary, the Contract Maintenance Charge will be deducted at the time of surrender. The Contract Maintenance Charge will be allocated to the Fixed and Variable Account in the same percentages as the Purchase Payment allocations are made. The amount of the Contract Maintenance Charge may not be increased by the Company. The amount of the Contract Maintenance Charge may, however, be decreased by the Company in accordance with the considerations set forth in the preceding section entitled "Waiver of CDSC."


PREMIUM TAXES


The Company will charge against the Contract Value any premium taxes levied by a state or any other government entity upon Purchase Payments received by the Company. Premium tax rates currently range from 0% to 3.5%. This range is subject to change. The method used to recoup premium tax expense will be determined by the Company at its sole discretion in compliance with state law. The Company currently deducts such charges from the Contract Value either at: (1) the time the Contract is surrendered; (2) Annuitization; or (3) such earlier date as the Company may become subject to such taxes.

INVESTMENTS OF THE VARIABLE ACCOUNT

The Contract Owner may have Purchase Payments allocated among one or more of the Sub-Accounts. Shares of the respective Underlying Mutual Fund options specified by the Contract Owner are purchased at Net Asset Value for the respective Sub-Account(s) and converted into Accumulation Units. The Contract Owner may change the allocation of Purchase Payments or may exchange amounts among the Sub-Accounts. Such transactions may be subject to conditions imposed by the Underlying Mutual Funds, as well as those set forth in the Contract.

RIGHT TO REVOKE

The Contract Owner has a ten day free look to examine the Contract. Within ten days of the date the Contract is received, it may be returned for any reason to the Home Office at the address shown on page 1 of this prospectus. If the Contract is returned to the Company in a timely manner, the Company will void the Contract and refund the Contract Value in full unless otherwise required by law. State and/or federal law may provide additional free look privileges.
All IRAs will be a return of Purchase Payments.


TRANSFERS


The Contract Owner may request a transfer of up to 100% of the Variable Account Contract Value to the Fixed Account without penalty or adjustment. The Company reserves the right to restrict transfers from the Variable Account to the Fixed Account to 25% of the Contract Value for any 12 month period. All amounts transferred to the Fixed Account must remain on deposit in the Fixed Account until the expiration of the Interest Rate Guarantee Period. In addition, transfers from the Fixed Account may not be made prior to the end of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period for any amount allocated to the Fixed Account expires on the final day of a calendar quarter during which the one year anniversary of the allocation to the Fixed Account occurs. For all transfers involving the Variable Account, the Contract Owner's value in each Sub-Account will be determined as of the date the transfer request is received in good order at the Home Office. Once the Contract has been Annuitized, transfers may only be made on each anniversary of the Annuitization Date.

The Contract Owner may at the maturity of an Interest Rate Guarantee Period transfer a portion of the value of the Fixed Account to the Variable Account. The amount that may be transferred from the Fixed Account to the Variable Account will be determined by the Company at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing. The amount that may be transferred will be declared upon the expiration date of the then current Interest Rate Guarantee Period. Transfers from the Fixed Account must be made within 45 days after the expiration date of the then current Interest Rate Guarantee Period. Contract Owners who have entered into a Dollar Cost Averaging Agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

Transfers may be made either in writing or, in states allowing such transfers, by telephone. This telephone exchange privilege is made available to Contract Owners automatically without the Contract Owner's election. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include the following: requesting identifying information, such as name, contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions; and providing written confirmation thereof to both the Contract Owner and any agent of record, at the last address of record; or other procedures as the Company may deem reasonable. Although the Company's failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine will be borne by the Contract Owner.

Contracts described in this prospectus may be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, such firms or individuals obtain authorization from multiple Contract Owners to make transfers and exchanges among the Sub-Accounts on the basis of perceived market trends. Because of the unusually large transfers of funds associated with some of these transactions, the ability of the Company or Underlying Mutual Funds to process such transactions may be compromised, and the execution of such transactions may possibly disadvantage or work to the detriment of other Contract Owners not utilizing market timing services.

Accordingly, the right to exchange Contract Values among the Sub-Accounts may be subject to modification if such rights are exercised by a market timing firm or any other third party authorized to initiate transfer or exchange transactions on behalf of multiple Contract Owners. THE RIGHTS OF INDIVIDUAL CONRACT OWNERS TO EXCHANGE CONTRACT VALUES, WHEN INSTRUCTIONS ARE SUBMITTED DIRECTLY BY THE CONTRACT OWNER, OR BY THE CONTRACT OWNER'S REPRESENTATIVE OF RECORD AS AUTHORIZED BY THE EXECUTION OF A VALID NATIONWIDE LIMITED POWER OF ATTORNEY FORM, WILL NOT BE MODIFIED IN ANY WAY. In modifying such rights, the Company may, among other things, not accept:

         (1) the transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner; or

         (2) the transfer or exchange instructions of individual Contract Owners who have executed preauthorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time.

The Company will not impose any such restrictions or otherwise modify exchange rights unless such action is reasonably intended to prevent the use of such rights in a manner that will disadvantage or potentially impair the contract rights of other Contract Owners.


ASSIGNMENT


The Contract Owner of a Non-Qualified Contract may assign some or all of the rights under the Contract at any time during the lifetime of the Annuitant prior to the Annuitization Date. Once proper notice of assignment is recorded by the Home Office, the assignment will become effective as of the date the written request was signed. The Company is not responsible for the validity or tax consequences of any assignment. The Company will not be liable for any payment or other settlement made by the Company before recording of the assignment. Where necessary for the proper administration of the terms of the Contract, an assignment will not be recorded until the Company has received sufficient direction from the Contract Owner and assignee as to the proper allocation of Contract rights under the assignment.

Any portion of the Contract Value, which is pledged or assigned, will be treated as a Distribution and will be included in gross income to the extent that the cash value exceeds the investment in the Contract for the taxable year in which it was pledged or assigned. In addition, any Contract Value assigned may be subject to a tax penalty equal to 10% of the amount which is included in gross income. All rights in the Contract are personal to the Contract Owner and may not be assigned without written consent of the Company. Assignment of the entire Contract Value my cause the portion of the contract Value exceeding the total investment in the Contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

IRAs, SEP IRAs, Qualified Contracts and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except under conditions as may be allowed by law.


LOAN PRIVILEGE


Prior to the Annuitization Date, the Contract Owner of a Qualified Contract or Tax Sheltered Annuity Contract may receive a loan from the Contract Value, subject to the terms of the Contract, the Plan, and the Code, which may impose restrictions on loans.

Loans from Qualified Contracts or Tax Sheltered Annuities are available beginning 30 days after the Date of Issue. The Contract Owner may borrow a minimum of $1,000, unless a lower minimum amount is mandated by state law. In non-ERISA plans, for Contract Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80% of the Contract Value, but not more than $10,000. If the Contract Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one-year period. Additional loans are subject to the contract minimum amount. The aggregate of all loans may not exceed the Contract Value limitations stated in this provision. For salary reduction Tax Sheltered Annuities, loans may only be secured by the Contract Value.

All loans are made from a collateral fixed account. An amount equal to the principal amount of the loan will be transferred to the collateral fixed account. The Company will transfer to the collateral fixed account the Sub-Account's Accumulation Units in proportion to the assets in each option until the required balance is reached or all such Accumulation Units are exhausted. The remaining required collateral will next be transferred from the Fixed Account. No withdrawal charges are deducted at the time of the loan, or on the transfer from the Variable Account to the collateral fixed account.

Until the loan has been repaid in full, that portion of the collateral fixed account equal to the outstanding loan balance will be credited with interest at a rate 2.25% less than the loan interest rate fixed by the Company for the term of the loan. However, the interest rate credited to the collateral fixed account will never be less than 3.0%. Specific loan terms are disclosed at the time of loan application or loan issuance.


Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner must be repaid within 15 years. During the loan term, the outstanding balance of the loan will continue to earn interest at an annual rate as specified in the loan agreement. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Loan repayments will be allocated between the Fixed and Variable Accounts in the same manner as a purchase payment. Both loan repayments and purchase payments will be allocated to the Contract in accordance with the most current allocation, unless the Contract Owner and the Company agree otherwise on a case by case basis.


Any amounts distributed will be reduced by the amount of the loan outstanding, plus accrued interest if:

       (1)  the Contract is surrendered;

       (2)  the Contract Owner/Annuitant dies; or

       (3) the Contract Owner who is not the Annuitant dies prior to Annuitization.

In addition, the Contract Value will be reduced by the amount of any outstanding loans plus accrued interest if annuity payments begin while the loan is outstanding. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Code.

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available under the terms of the loan agreement. If a loan payment is not made when due, or by the end of the applicable grace period, the entire loan will be treated as a deemed Distribution, will be taxable to the borrower, and may be subject to the early withdrawal tax penalty. Interest will continue to accrue on the loan after default. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the participant becomes eligible for a Distribution of at least that amount. Additional loans may not be available while a previous loan remains in default.

Loans may also be subject to additional limitations or restrictions under the terms of a Qualified Plan or Tax Sheltered Annuity Plan. Loans permitted under this Contract may still be taxable in whole or part if the participant has additional loans from other plans or contracts. The Company will calculate the maximum nontaxable loan based on the information provided by the participant or the employer.

Loan repayments must be identified as such or else they will be treated as Purchase Payments and will not be used to reduce the outstanding loan principal or interest due. The Company reserves the right to modify the loan's terms or procedures if there is a change in applicable law. The Company also reserves the right to assess a loan processing fee.

IRAs, SEP-IRAs and Non-Qualified Contracts are not eligible for loans.


BENEFICIARY


The Beneficiary is the person(s) who may receive certain benefits under the Contract in the event the Annuitant dies prior to the Annuitization Date. If more than one Beneficiary survives the Annuitant, each will share equally unless otherwise specified in the Beneficiary designation. If no Beneficiary survives the Annuitant, all rights and interest of the Beneficiary will vest in the Contingent Beneficiary. If more than one Contingent Beneficiary survives, each will share equally unless otherwise specified in the Contingent Beneficiary designation. If no Contingent Beneficiaries survive the Annuitant, all rights and interest of the Contingent Beneficiary will vest with the Contract Owner or the estate of the last surviving Contract Owner.

Subject to the terms of any existing assignment, the Contract Owner may change the Beneficiary or Contingent Beneficiary during the lifetime of the Annuitant, by written notice to the Company. Once proper notice of the change is recorded by the Home Office, the change will become effective as of the date the written request was signed, whether or not the Annuitant is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of the change.

CONTRACT OWNERSHIP

Unless the Contract otherwise provides, the Contract Owner has all rights under the Contract. PURCHASERS NAMING SOMEONE OTHER THAN THEMSELVES AS OWNER WILL HAVE NO RIGHTS UNDER THE CONTRACT. Prior to the Annuitization Date, the Contract Owner may name a new Contract Owner in Non-Qualified Contracts. Such change may be subject to state and federal gift taxes and may also result in federal income taxation. Any change of Contract Owner designation will automatically revoke any prior Contract Owner designation. Once proper notice of the change is recorded by the Home Office, the change will become effective as of the date the written request was signed. A change of Contract Owner will not apply and will not be effective with respect to any payment made or action taken by the Company prior to the time that the change was recorded by the Home Office.

Prior to the Annuitization Date, the Contract Owner may request a change in the Annuitant, the Contingent Annuitant, Contingent Owner, Beneficiary, or Contingent Beneficiary. The request must be made in writing on a form acceptable to the Company and must be signed by the Contract Owner. The request must be received at the Home Office prior to the Annuitization Date. Any change is subject to review and approval by the Company. If the Contract Owner is not a natural person and there is a change of the Annuitant, Distributions will be made as if the Contract Owner died at the time of the change.

On the Annuitization Date, the Annuitant will become the Contract Owner. Contract Ownership rights under this Contract may be restricted under the provisions of the retirement or deferred compensation plan under which this Contract may be issued.

JOINT OWNERSHIP

Joint Owners must be spouses at the time joint ownership is requested, unless otherwise required by law. If a Joint Owner is named, the Joint Owner will possess an undivided interest in the Contract. The exercise of any ownership right in the Contract will require a written request signed by both Joint Owners. The Company will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either Joint Owner.


SUBSTITUTION OF SECURITIES


If the shares of the Underlying Mutual Fund options are no longer available for investment by the Variable Account or, if in the judgment of the Company's management, further investment in the Underlying Mutual Fund shares is inappropriate, the Company may eliminate Sub-Accounts, combine two or more Sub-Accounts, or substitute shares of another Underlying Mutual Fund for Underlying Mutual Fund shares already purchased or to be purchased in the future with Purchase Payments under the Contract. No substitution of securities in the Variable Account may take place without prior approval of the SEC.


CONTRACT OWNER INQUIRIES


Contract Owner inquiries may be directed to Nationwide Life Insurance Company by writing P.O. Box 16609, Columbus, Ohio 43216-6609, or by calling 1-800-848-7529, TDD 1-800-238-3035.

                            OPERATION OF THE CONTRACT

ANNUITIZATION

Annuitization is irrevocable once payments have begun. When making an Annuitization election, the Annuitant must choose:

       (1)  an annuity Payout Option; and

       (2) either a Fixed Payment Annuity, Variable Payment Annuity or an available combination.

If a Variable payment option is chosen, all amounts in the Fixed Account must be moved to a Variable Sub-Account prior to the Annuitization Date.

Payments under a fixed payment annuity are guaranteed by the Company as to the dollar amount during the annuity payment period. The dollar amount of each payment under a variable payment annuity will vary depending on the performance of the Underlying Mutual Fund option the Contract Owner has selected. The dollar amount of each variable payment could be higher or lower than a previous payment.

FIXED PAYMENT ANNUITY - FIRST AND SUBSEQUENT PAYMENTS

The first Fixed Annuity payment will be determined by applying the portion of the total Contract Value specified by the Contract Owner to the Fixed Annuity table then in effect for the Annuity Payment Option elected, after deducting any applicable premium taxes from the total Contract Value. This will be done at the Annuitization Date on an age last birthday basis. Subsequent Fixed Annuity payments will remain level unless the Annuity Payment Option elected provides otherwise. The Company does not credit discretionary interest to Fixed Annuity payments during the annuity payment period.

VARIABLE PAYMENT ANNUITY - FIRST AND SUBSEQUENT PAYMENTS

The first Variable Annuity payment will be determined by applying the portion of the total Contract Value specified by the Contract Owner to the variable annuity table then in effect for the Annuity Payment Option elected, after deducting any applicable premium taxes from the total Contract Value. This will be done at the Annuitization Date on an age last birthday basis. The dollar amount of the first Variable Annuity payment is divided by the value of an Annuity Unit as of the Annuitization Date to establish the number of Annuity Units representing each monthly annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar mount of the second and subsequent variable annuity payments is not predetermined and may change from month to month. The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due. The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in mortality experience from mortality assumptions used to determined the first payment.

VARIABLE PAYMENT ANNUITY - ASSUMED INVESTMENT RATE

A 3.5% assumed investment rate is built into the Variable Payment Annuity purchase rate basis in the Contracts. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment rate is at the annual rate of 3.5%, the annuity payments will be level.

VARIABLE PAYMENT ANNUITY - VALUE OF AN ANNUITY UNIT

The value of an Annuity Unit for a Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit value from the immediately preceding Valuation Period by the net investment factor for the Valuation Period for which the Annuity Unit value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the Variable Payment Annuity purchase rate basis in the Contracts (see "Net Investment Factor").

VARIABLE PAYMENT ANNUITY - EXCHANGES AMONG UNDERLYING MUTUAL FUND OPTIONS

During the annuity payment period, exchanges among the Underlying Mutual Fund Options may only be made by written request and the exchange will take place on the Anniversary of the Annuity Commencement Date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Annuity payments will be made based on the Annuity Payment Option selected. However, if the net amount available to apply under any Annuity Payment Option is less than $500, the Company will have the right to pay the amount in one lump sum in lieu of periodic annuity payments. In addition, if the payments to be provided would be or become less than $20, the Company will have the right to change the frequency of payments to intervals that will result in payments of at least $20. In no event will the Company make payments under an annuity option less frequently than annually.

ANNUITY COMMENCEMENT DATE


An Annuity Commencement Date will be selected. Such date will be the first day of a calendar month unless otherwise agreed upon. The date must be at least 2 years after the Date of Issue. In the event the Contract is issued subject to the terms of a Qualified Plan or Tax Sheltered Annuity Plan, Annuitization may occur during the first 2 years subject to approval by the Company.

The Annuity Commencement Date may be changed by the Contract Owner in writing subject to approval by the Company.

The Annuity Commencement Date may be deferred in writing subject to approval by the Company. The amount of the Death Benefit will be limited to the Contract Value if the Annuity Commencement Date is postponed beyond the first day of the calendar month after the Annuitant's 75th birthday or such other Annuity Commencement Date provided under the Contract Owner's Qualified Plan.


ANNUITY PAYMENT OPTIONS


The Contract Owner may, upon prior written notice to the Company, at any time prior to the Annuitization Date, elect one of the following Annuity Payment
Options:

    (1) Life Annuity- An annuity payable periodically, but at least annually, during the lifetime of the Annuitant, ending with the last payment due prior to the death of the Annuitant. FOR EXAMPLE, IF THE ANNUITANT DIES BEFORE THE SECOND ANNUITY PAYMENT DATE, THE ANNUITANT WILL RECEIVE ONLY ONE ANNUITY PAYMENT. THE ANNUITANT WILL ONLY RECEIVE TWO ANNUITY PAYMENTS IF HE OR SHE DIES BEFORE THE THIRD ANNUITY PAYMENT DATE AND SO ON.

    (2) Joint and Last Survivor Annuity- An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and designated second individual and continuing thereafter during the lifetime of the survivor. AS IS THE CASE UNDER OPTION 1 ABOVE, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

    (3) Life Annuity With 120 or 240 Monthly Payments Guaranteed- An annuity payable monthly during the lifetime of the Annuitant. If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to be made for the remainder of the selected guaranteed period to a designee chosen by the Contract Owner at the time the Annuity Payment Option was elected.

    Alternatively, the designee may elect to receive the present value of any remaining guaranteed payments in a lump sum. The present value will be computed as of the date on which the Company receives notice of the Annuitant's death.

Some of the stated Annuity Options may not be available in all states. The Contract Owner may request an alternative option by giving notice in writing prior to Annuitization.

For Non-Qualified Contracts no Distribution will be made until an effective Annuity Payment Option has been elected. Qualified Contracts, Tax Sheltered Annuities, IRAs and SEP-IRAs are subject to the "minimum distribution" requirements set forth in the Plan, Contract, or Code.

DEATH OF CONTRACT OWNER


A. For Non-Qualified Contracts issued on or after January 19, 1985, in the event the Contract Owner dies, the following rules will apply:


       (1) In the event the Contract Owner dies prior to the Annuitization Date, the entire interest in the Contract, less any applicable deductions (which may include a CDSC), must be distributed within 5 years after the Contract Owner's death. In the alternative, the Annuitant or Contingent Owner (where one is named) may elect to receive a Distribution in the form of a life annuity or an annuity for a period certain not exceeding his or her life expectancy and the annuity begins within one year following the date of the Contract Owner's death. In the event the Annuitant or Contingent Owner is the Contract Owner's spouse, the Contract may be continued by the Annuitant or Contingent Owner, treating the spouse as the Contract Owner. In the event the Annuitant does not survive the Contract Owner, or if the Annuitant and the Contract Owner are the same person a Distribution will be made in accordance with the "Death Benefit Prior to the Annuitization Date" provision. If the Contract

              Owner and the Annuitant are not the same, no Death Benefit is payable upon the death of the Contract Owner.

       (2) In the event the Contract Owner/Annuitant dies on or after the Annuitization Date, Distribution, if any, must be made to the Beneficiary at least as rapidly as under the method of Distribution being used as of the date of the Contract Owner/Annuitant's death.

If the Contract Owner is not a natural person, the death of the Annuitant (or a change of the Annuitant) will be treated like a death of the Contract Owner and will result in a Distribution pursuant to Section (1) above, regardless of whether a Contingent Annuitant has also been named. The Distribution will take the form of either:

       (a) the Death Benefit described under "Death Benefit of Prior to the Annuitization Date" (if the Annuitant has died and there is no Contingent Annuitant); or in all other cases,

       (b) the benefit described in the "Death of Contract Owner" provision except that in the event of a change of the Annuitant, the benefit will be paid to the Contract Owner if the Annuitant is living, or to the Beneficiary upon the death of the Annuitant (and the Contingent Annuitant, if any) prior to the expiration of the period described in the "Death of Contract Owner" provision.


B. Contracts issued in connection with Qualified Plans, IRAs or Tax Sheltered Annuities will be subject to specific rules, set forth in the Plan, Contract, or Code concerning distributions upon the death of the Contract Owner or Annuitant (see the "Required Distribution for Qualified Plans or Tax Sheltered Annuities" provision).

DEATH BENEFIT PRIOR TO THE ANNUITIZATION DATE

The Death Benefit is payable to the Beneficiary unless the Contract Owner has named a Contingent Annuitant. In such case, the Death Benefit is payable to the Beneficiary upon the death of the last survivor of the Annuitant and Contingent Annuitant. The Death Benefit value is determined as of the Valuation Date at or next following the date the Home Office receives:

         (1)   proper proof of the Annuitant's death;

         (2)   an election specifying the distribution method; and

         (3)   any state required forms(s).

If a single sum settlement is requested, payment will be made in accordance with any applicable laws and regulations governing the payment of Death Benefits. If an Annuity Payment Option is desired, election may be made by the Beneficiary during the 90-day period commencing with the date written notice is received at the Home Office. If no election has been made by the end of the 90-day period, the Death Benefit will be paid to the Beneficiary in a single sum. The amount of the Death Benefit will be the greater of:

         (1)  the sum of all purchase payments less any amounts surrendered; or


         (2)  the Contract Value.

The amount of the Death Benefit will be limited to the Contract Value if the Annuitization Date is deferred beyond the Annuitant's 75th birthday.


DEATH BENEFIT AFTER THE ANNUITIZATION DATE

If the Annuitant dies after the Annuitization Date, the Death Benefit will be paid according to the selected Annuity Payment Option.


REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS OR TAX SHELTERED ANNUITIES


Amounts in a Qualified Contract or Tax Sheltered Annuity Contract will be distributed in a manner consistent with the Minimum Distribution Incidental Benefit (MDIB) provisions of Section 401(a)(9) of the Code and applicable regulations. Amounts will be paid, notwithstanding anything else contained herein, to the Annuitant under the Annuity Payments Option selected, over a period not exceeding:

       (a) the life of the Annuitant or the joint lives of the Annuitant and the Annuitant's designated beneficiary; or

       (b) a period not extending beyond the life expectancy of the Annuitant or the joint life expectancies of the Annuitant and the Annuitant's designated beneficiary under the selected Annuity Payment Option.

For Tax Sheltered Annuity Contracts, no Distributions will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another Tax Sheltered Annuity Contract of the Annuitant.

If the Owner/Annuitant's entire interest is to be distributed in equal or substantially equal payments over a period described in (a) or (b) such payments will commence not later than the first day of April following the calendar year in which the Annuitant attains age 70 1/2 (the "required beginning date"). In the case of a governmental plan (as defined in Code Section 414(d)) or a church plan (as defined in Code Section 401(a)(9)(c)), the required beginning date will be the later of the dates determined under the preceding sentence or April 1 of the calendar year following the calendar year in which the Annuitant retires.

If the Contract Owner dies prior to the commencement of his or her Distribution, the interest in the Qualified Contract or Tax Sheltered Annuity must be distributed by December 31 of the year during which the fifth anniversary of his or her death occurs unless:

(a) In the case of a Tax Sheltered Annuity the Contract Owner names his or her surviving spouse as the Beneficiary and the spouse elects to: (i) treat the annuity as a Tax Sheltered Annuity established for his or her benefit; or (ii) receive Distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Contract Owner would have attained age 70 1/2; or

(b) In the case of a Tax Sheltered Annuity or a Qualified Contract the Contract Owner names a Beneficiary other than his or her surviving spouse and the Beneficiary elects to receive a Distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Annuitant dies.

If the Annuitant dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death.

Payments commencing on the required beginning date will not be less than the lesser of the quotient obtained by dividing the entire interest of the Annuitant by the life expectancy of the Annuitant, or the joint life expectancies of the Annuitant and the Annuitant's designated beneficiary (whichever is applicable under the applicable Minimum Distribution or MDIB provisions). Life expectancy and joint life expectancies are computed by the use of return multiples contained in Section 1.72-9 of the Treasury Regulations.

REQUIRED DISTRIBUTIONS FOR IRAS AND SEP IRAS

Distribution from an IRA or SEP IRA must begin not later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. Distribution may be payable in a lump sum or in substantially equal payments over: (a) the Contract Owner's life or the joint lives of the Contract Owner and his or her spouse or designated beneficiary; or (b) a period not extending beyond the life expectancy of Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner's designated beneficiary.

If the Contract Owner dies prior to the commencement of his or her Distribution, the interest in the IRA or SEP IRA must be distributed by December 31 of the calendar year during which the fifth anniversary of his or her death occurs, unless:

(a) The Contract Owner names his or her surviving spouse as the Beneficiary and the spouse elects to:

       (i) treat the annuity as an IRA or SEP IRA established for his or her benefit; or

       (ii) receive Distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Contract Owner would have attained age 70 1/2; or

(b) The Contract Owner names a Beneficiary other than his or her surviving spouse and the Beneficiary elects to receive a Distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Contract Owner dies.


No Distribution will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another IRA or SEP IRA or Individual Annuity Account of the Contract Owner.


If the Contract Owner dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death, except that a surviving spouse who is the beneficiary under the Annuity Payment Option, may treat the Contract as his or her own, in the same manner as described in Section (a)(i) of this provision.


If the amounts distributed to the Contract Owner are less than those mentioned above, a penalty tax of 50% is levied on the excess of the amount that should have been distributed for that year over the amount that actually was distributed for that year.

A pro-rata portion of all Distributions will be included in the gross income of the person receiving the Distribution and taxed at ordinary income tax rates. The portion of the Distribution which is taxable is based on the ratio between the amount by which non-deductible Purchase Payments exceed prior non-taxable distributions and total account balances at the time of the Distribution. The Contract Owner of an IRA or SEP IRA must annually report the amount of non-deductible Purchase Payments, the amount of any Distribution, the amount by which non-deductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance of all IRAs.

IRA and SEP IRA Distributions will not receive the benefit of the tax treatment of a lump sum Distribution from a Qualified Plan. If the Contract Owner dies prior to the time Distribution of his or her interest in the annuity is completed, the balance will also be included in his or her gross estate.


                               GENERAL INFORMATION

CONTRACT OWNER SERVICES


ASSET REBALANCING - The Contract Owner may direct the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing will occur every three months or on another frequency authorized by the Company. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, the Asset Rebalancing reallocation will occur on the first business day after that day. Asset Rebalancing requests must be in writing on a form provided by the Company. The Contract Owner may want to contact a financial adviser to discuss the use of Asset Rebalancing.

Asset Rebalancing may be subject to employer imposed limitations or restrictions for Contracts issued to a Qualified Plan or Tax Sheltered Annuity Plan.

The Company reserves the right to discontinue establishing new Asset Rebalancing programs. The Company also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING- If the Contract Value is $15,000 or more, the Contract Owner may direct the Company to automatically transfer amounts from the NSAT Money Market Fund or the Fixed Account to any other Sub-Account. Dollar Cost Averaging will occur on a monthly basis or on another frequency permitted by the Company. Dollar Cost Averaging is a long-term investment program which provides for regular, level investments over time. There is no guarantee that Dollar Cost Averaging will result in a profit or protect against loss. The minimum monthly transfer is $100. Transfers will be processed until either the value in the originating funds is exhausted or the Contract Owner instructs the Home Office to cancel the transfers.

The Company reserves the right to discontinue establishing new Dollar Cost Averaging programs. The Company also reserves a right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS- A Contract Owner may elect in writing to begin receiving withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Unless otherwise instructed, the withdrawals will be taken from the Sub-Accounts and the Fixed Account on a prorated basis. Unless otherwise directed by the Contract Owner, the Company will withhold any applicable federal income taxes. The IRS may assess a 10% penalty tax if the Contract Owner is under 59 1/2, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments. Withdrawals may be discontinued at any time by notifying the Home Office in writing.

The Company reserves the right to discontinue establishing new Systematic Withdrawal programs. The Company also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available prior to the expiration of the ten day free look provision of the Contract (see "Right to Revoke").


STATEMENTS AND REPORTS


The Company will mail to Contract Owners, at their last known address, any statements and reports required by law. Contract Owners should promptly notify the Company of any address change. Statements are mailed detailing the Contract's quarterly activity. The Company will also send a confirmation statement to Contract Owners each time a transaction is made affecting the Contract Value. However, instead of receiving an immediate confirmation of transactions made pursuant to some types of recurring payments plans (such as a dollar cost averaging program or salary reduction arrangement), the Contract Owner may receive confirmation of such transactions in their quarterly statements. The Contract Owner should review the information in these statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume all transactions are accurately reported on quarterly statements or confirmation statements unless the Contract Owner notifies the Home Office within 30 days after receipt of the statement. The Company will also send to Contract Owners a semi-annual report as of June 30 and an annual report as of December 31, containing financial statements for the Variable Account.

ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE

Purchase payments are allocated to one or more Sub-Accounts in accordance with the designation of the Underlying Mutual Funds by the Contract Owner and converted into Accumulation Units.


The initial first year Purchase Payment must be at least $1,500 for Non-Qualified Contracts. Subsequent Purchase Payments, if any, must be at least $10 each. However, if periodic payments are expected by the Company, this initial first year minimum may be satisfied by Purchase Payments made on an annualized basis. Purchase payments, if any, after the first Contract Year must be at least $10 each. The Contract Owner may increase or decrease Purchase Payments or change the frequency of payment. The Contract Owner is not obligated to continue Purchase Payments in the amount or at the frequency elected. There are no penalties for failure to continue Purchase Payments.


For Contracts issued on and after May 1, 1981, the cumulative total of all purchase payments under contracts issued on the life of any one Annuitant may not exceed $1,000,000 without prior consent of the Company.


THE PURCHASER IS CAUTIONED THAT INVESTMENT RETURN ON SMALL INITIAL AND SUBSEQUENT PURCHASE PAYMENTS MAY BE LESS THAN CHARGES ASSESSED BY THE COMPANY.


The initial Purchase Payment allocated to designated Sub-Accounts will be priced not later than 2 business days after receipt of an order to purchase, if the application and all information necessary for processing the purchase order are complete. The Company may, however, retain the Purchase Payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be made complete within 5 business days, the prospective purchaser will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the prospective purchaser specifically consents to the Company retaining the Purchase Payment until the application is complete. Thereafter, Purchase Payments will be priced on the basis of the Accumulation Unit value next computed for the appropriate Sub-Account after the additional Purchase Payment is received.

Purchase payments will not be priced on the following nationally recognized holidays: New Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas.

VALUE OF AN ACCUMULATION UNIT

The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value for each Sub-Account for the immediately preceding Valuation Period by the net investment factor for the Sub-Account during the subsequent Valuation Period. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

NET INVESTMENT FACTOR


The net investment factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:


   (a) is the net of:


          (1) the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period; and


          (2) the per share amount of any dividend or capital gain distributions made by the Underlying Mutual Fund held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period.


   (b) the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the immediately preceding Valuation Period.

   (c) a factor representing the daily Mortality Risk Charge and Expense Risk Charge deducted from the Variable Account. The factor is equal to an annual rate of 1.30% of the daily net assets of the Variable Account.

The net investment factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of Underlying Mutual Fund shares, because of the deduction for Mortality Risk Charge and Expense Risk Charge, and any charge or credit for tax reserves.


DETERMINING THE CONTRACT VALUE


The Contract Value is the sum of all Accumulation Units attributable to the Contract plus any amounts credited to the Fixed Account. The number of Accumulation Units credited to each Sub-Account is determined by dividing the net amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account for the Valuation Period during which the Purchase Payment is received by the Company. If part or all of the Contract Value is surrendered or charges or deductions are made against the Contract Value, an appropriate number of Accumulation Units from the Variable Account and an appropriate amount from the Fixed Account will be deducted in the same proportion that the Contract Owner's interest in the Variable Account and Fixed Account bears to the total Contract Value.


SURRENDER (REDEMPTION)


Prior to the earlier of the Annuitization Date or the death of the Annuitant, the Company will allow the Contract Owner to Surrender a portion or all of the Contract Value. The request for surrender must be made in writing and must include the Contract when surrendering the Contract in full. In some cases the Company will require additional documentation. The Company may require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guaranty.

When requested, the Company will surrender a number of Accumulation Units from the Variable Account and an amount from the Fixed Account necessary to equal the gross dollar amount requested, less any applicable CDSC (see "Contingent Deferred Sales Charge"). The number of Accumulation Units surrendered from each Sub-Account and the amount surrendered from the Fixed Account will be in the same proportion that the Contract Owner's interest in the Sub-Accounts and Fixed Account bears to the total Contract Value.

The Company will pay any amounts surrendered from the Sub-Accounts within 7 days. However, the Company reserves the right to suspend or postpone the date of any payment for any Valuation Period when: (1) the New York Stock Exchange ("Exchange") is closed; (2) trading on the Exchange is restricted; (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets; or (4) the SEC, by order, permits such suspension or postponement for the protection of security holders. The applicable rules and regulations of the SEC will govern as to whether the conditions prescribed in (2) and (3) exist.

The Contract Value on surrender may be more or less than the total of Purchase Payments made by a Contract Owner, depending on the market value of the Underlying Mutual Fund shares.


With respect to Contracts issued under the Texas Optional Retirement Program, the Texas Attorney General has ruled that withdrawal benefits are available only in the event of a participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. A participant will not, therefore, be entitled to the right of withdrawal in order to receive the cash values credited to the participant under the Contract unless one of the foregoing conditions has been satisfied. The value of the Contracts may, however, be transferred to other contracts or other carriers during the period of participation in the Optional Retirement Program. The Company issues this Contract to participants in the Optional Retirement Program in reliance upon, and in compliance with, Rule 6c-7 of the Investment Company Act of 1940.



SURRENDERS UNDER QUALIFIED PLAN OR TAX SHELTERED ANNUITY CONTRACT


Except as provided below, the Contract Owner may surrender part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Annuitant:

    A. The surrender of Contract Value attributable to contributions made pursuant to a qualified cash or deferred arrangement (within the meaning of Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Code Section 402(g)(3)(C)), or transfers from a Custodial Account described in Code Section 403(b)(7) may be executed only:


        1. when the Contract Owner attains age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Code Section 72(m)(7)); or

       2. in the case of hardship (as defined for purposes of Code Section 401(k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.


    B. The surrender limitations described in Section A above also apply to:


        1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

        2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

        3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings, and employer contributions as of December 31, 1988 in Custodial Accounts may be withdrawn in the case of hardship).


    C. Any Distribution other than the above, including exercise of a contractual ten day free look provision (when available) may result in the immediate application of taxes and penalties and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

A premature Distribution may not be eligible for rollover treatment. To assist in preventing disqualification of a Tax Sheltered Annuity in the event of a ten day free look, the Company will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Code, upon proper direction by the Contract Owner. The foregoing is the Company's understanding of the withdrawal restrictions which are currently applicable under Code Section 401(k)(2)(B), Code Section 403(b)(11) and Revenue Ruling 90-24. These restrictions are subject to legislative change and/or reinterpretation. Distributions pursuant to a Qualified Domestic Relations Order will not be considered to be a violation of restrictions stated in this provision. The Contract surrender provisions may also be modified pursuant to the plan terms and tax provisions of the Code when the Contract is issued to fund a Qualified Plan.


                           FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The Company does not make any guarantee regarding the tax status for any Contract or any transaction involving the Contracts. Contract Owners should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and the use of the Contracts.


Section 72 of the Code governs federal income taxation of annuities in general. That section sets forth different rules for: (1) Qualified Contracts; (2) IRAs, including SEP IRAs; (3) Tax Sheltered Annuities; and (4) Non-Qualified Contracts. Each type of annuity is discussed below.

Distributions to participants from Qualified Contracts or Tax Sheltered Annuities are generally taxed when received. A portion of each Distribution is excludable from income based on a formula required by the Code. The formula required by the Code excludes from income an amount equal to the investment in the Contract divided by the number of anticipated payments, as determined pursuant to Section 72 (d) of the Code, until the full investment in the Contract is recovered; thereafter, all Distributions are fully taxable.

Distributions from IRAs and SEP IRAs and Contracts owned by Individual Retirement Accounts are generally taxed when received. The portion of each payment which is excludable is based on the ratio between the amount by which nondeductible Purchase Payments to all Contracts exceeds prior non-taxable Distributions from the Contracts, and the total account balances in the Contracts at the time of the Distribution. The owner of such IRAs or SEP IRAs or the Annuitant under Contracts held by Individual Retirement Accounts must annually report to the IRS the amount of nondeductible Purchase Payments, the amount of any Distribution, the amount by which nondeductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance in all IRAs, SEP IRAs and Individual Retirement Accounts.

A change of the Annuitant or Contingent Annuitant may be treated by the IRS as a taxable transaction.

NON-QUALIFIED CONTRACTS - NATURAL PERSONS AS CONTRACT OWNERS

The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment received is excludable from taxable income based on the ratio between the Contract Owner's investment in the Contract and the expected return on the Contract until the investment has been recovered; thereafter the entire amount is includable in income. The maximum amount excludable from income is the investment in the Contract. If the Annuitant dies prior to excluding from income the entire investment in the Contract, the Annuitant's final tax return may reflect a deduction for the balance of the investment in the Contract.


Distributions made from the Contract prior to the Annuitization Date are taxable to the Contract Owner to the extent that the cash value of the Contract exceeds the Contract Owner's investment at the time of the Distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the Contract which is assigned or pledged; or for Contracts issued after April 22, 1987, any portion of the Contract transferred by gift. For these purposes, a transfer by gift may occur upon Annuitization if the Contract Owner and the Annuitant are not the same individual. In determining the taxable amount of a Distribution, all annuity contracts issued after October 21, 1988, by the same company to the same contract owner during any 12 month period, will be treated as one annuity contract. Additional limitations on the use of multiple contracts may be imposed by Treasury Regulations. Distributions prior to the Annuitization Date with respect to that portion of the Contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the Contract as of that date. A Distribution in excess of the amount of the investment in the Contract as of August 14, 1982, will be treated as taxable income.


The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on the earnings on the Contract which are attributable to contributions made to the Contract after February 28, 1986. There are exceptions for immediate annuities and certain Contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium Contract on which payments begin within one year of purchase. If this Contract is issued as the result of an exchange described in Section 1035 of the Code, for purposes of determining whether the Contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange.

Code Section 72 also provides for a penalty tax, equal to 10% of the portion of any Distribution that is includable in gross income, if the Distribution is made prior to attaining age 59 1/2. The penalty tax does not apply if the Distribution is attributable to the Contract Owner's death, disability or is one of a series of substantially equal periodic payments made over the life or life expectancy of the Contract Owner (or the joint lives or joint life expectancies of the Contract Owner and the beneficiary selected by the Contract Owner to receive payment under the Annuity Payment Option selected by the Contract Owner) or for the purchase of an immediate annuity, or is allocable to an investment in the Contract before August 14, 1982. A Contract Owner wishing to begin taking Distributions to which the 10% tax penalty does not apply should forward a written request to the Company. Upon receipt of a written request from the Contract Owner, the Company will inform the Contract

Owner of the procedures pursuant to Company policy and subject to limitations of the Contract including but not limited to first year withdrawals. The election will be irrevocable and may not be amended or changed.

In order to qualify as an annuity contract under Section 72 of the Code, the contract must provide for Distribution of the entire contract to be made upon the death of a Contract Owner. If a Contract Owner dies prior to the Annuitization Date, then the Joint Contract Owner, the Contingent Owner or other named recipient must receive the Distribution within 5 years of the Contract Owner's death. However, the recipient may elect for payments to be made over his/her life or life expectancy provided that payments begin within one year from the death of the Contract Owner. If the Joint Owner, Contingent Owner or other named recipient is the surviving spouse, the spouse may be treated as the Contract Owner and the Contract may be continued throughout the life of the surviving spouse. In the event the Contract Owner dies on or after the Annuitization Date and before the entire interest has been distributed, the remaining portion must be distributed at least as rapidly as under the method of Distribution being used on the date of the Contract Owner's death (see "Required Distribution for Qualified Plans and Tax Sheltered Annuities"). If the Contract Owner is not a natural person, the death of the Annuitant (or a change in the Annuitant) will result in a Distribution pursuant to these rules, regardless of whether a Contingent Annuitant is named.

The Code requires that any election to receive an annuity in lieu of a lump sum payment must be made within 60 days after the lump sum becomes payable (generally, the election must be made within 60 days after the death of a Contract Owner or the Annuitant). If the election is made more than 60 days after the lump sum first becomes payable, the election will be ignored for tax purposes, and the entire amount of the lump sum will be subject to immediate tax. If the election is made within the 60 day period, each Distribution will be taxable when it is paid.


NON-QUALIFIED CONTRACTS - NON-NATURAL PERSONS AS CONTRACT OWNERS


The foregoing discussion of the taxation of Non-Qualified Contracts applies to Contracts owned (or, pursuant to Section 72(u) of the Code, deemed to be owned) by individuals.

As a general rule, contracts owned by corporations, partnerships, trusts, and similar entities ("non-natural persons"), rather than by one or more individuals, are not treated as annuity contracts for most purposes under the Code; in particular, they are not treated as annuity contracts for purposes of
Section 72. Therefore, the taxation rules for Distributions, as described above, do not apply to Non-Qualified Contracts owned by non-natural persons. Rather the income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned, and is not deferred, even if the income is not distributed out of the Contract to the Contract Owner.

The foregoing non-natural person rule does not apply to all entity-owned contracts. A Contract that is owned by a non-natural person as an agent for an individual is treated as owned by the individual. This exception does not apply, however, to a non-natural person who is an employer that holds the Contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to a Contract that is: (a) acquired by the estate of a decedent by reason of the death of the decedent; (b) issued in connection with certain qualified retirement plans and individual retirement plans; (c) used in connection with certain structured settlements;
(d) purchased by an employer upon the termination of certain qualified retirement plans; or (e) an immediate annuity.

QUALIFIED PLANS, IRAS AND TAX SHELTERED ANNUITIES

Contract Owner's seeking information regarding eligibility, limitations on permissible amounts of Purchase Payments, and the tax consequences of distributions from Qualified Plans, Tax Sheltered Annuities, IRAs and other plans that receive favorable tax treatment, contracts should seek competent advice; the terms of such plans may limit the rights available under the Contracts.

Pursuant to Section 403(b)(1)(E) of the Code, a Contract that is issued as a Tax-Sheltered Annuity is required to limit the amount of the Purchase Payment for any year to an amount that does not exceed the limit set forth in Section 402(g) of the Code ($7,000), as it is from time to time increased to reflect increases in the cost of living. This limit may be reduced by any deposits, contributions or payments made to any other Tax-Sheltered Annuity or other plan, contract or arrangement by or on behalf of the Contract Owner.

The Code permits the rollover of most Distributions from Qualified Plans to other Qualified Plans or IRAs. Most Distributions from Tax-Sheltered Annuities may be rolled into another Tax-Sheltered Annuity, IRA, or an Individual Retirement Account. Distributions that may not be rolled over are those which are:

       (a) one of a series of substantially equal annual (or more frequent) payments made:


           (i)   over the life (or life expectancy) of the Contract Owner;

           (ii) over the joint lives or (joint life expectancies) of the Contract Owner and the Contract Owner's designated Beneficiary; or

           (iii) for a specified period of ten years or more; or

       (b) a required minimum distribution.

Any Distribution eligible for rollover will be subject to federal tax withholding at a rate of twenty percent (20%) unless the Distribution is transferred directly to an appropriate plan as described above.

The Contract is available for Qualified Plans electing to comply with section 404(c) of ERISA. It is the responsibility of the plan and its fiduciaries to determine and satisfy the requirements of section 404(c).

WITHHOLDING


The Company is required to withhold tax from certain Distributions to the extent that the Distribution would constitute income to the Contract Owner or other payee. The Contract Owner or other payee is entitled to elect not to have federal income tax withheld from certain types of Distributions, but may be subject to penalties in the event insufficient federal income tax is withheld during a calendar year. However, if IRS notifies the Company that the Contract Owner or other payee has furnished an incorrect taxpayer identification number, or if the Contract Owner or other payee fails to provide a taxpayer identification number, the Distributions may be subject to back-up withholding at the statutory rate, which is presently 31%, and which cannot be waived by the Contract Owner or other payee.


NON-RESIDENT ALIENS


Predeath distributions from Modified Endowment Contracts to nonresident aliens
(NRAs) are generally subject to federal income tax and tax withholding at a statutory rate of thirty percent (30%) of the amount of income that is distributed. The Company may be required to withhold this amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances, zero tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of treaty provisions, the NRA must give to the Company sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. For distributions, the NRA must obtain an Individual Taxpayer Identification Number from the IRS and furnish that number to the Company prior to the distribution. If the Company does not have the proper proof of citizenship or residency and a proper Individual Taxpayer Identification Number prior to any distribution, the Company will be required to withhold 30% of the income, regardless of any treaty provision.

A payment may not be subject to withholding where the recipient sufficiently establishes to the Company that the payment is effectively connected to the recipient's conduct of a trade or business in the United States and that the payment is includable in the recipient's gross income for United States federal income tax purposes. Any such distributions will be subject to the rules set forth in the section entitled "Withholding.


FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES


A transfer of the Contract from one Contract Owner to another, or the payment of a Distribution under the Contract to someone other than a Contract Owner, may constitute a gift for federal gift tax purposes. Upon the death of the Contract Owner, the value of the Contract may be included in his or her gross estate for federal estate tax purposes even if all, a portion, or none of the value is also subject to federal income taxes.

The Company may be required to determine whether the Death Benefit or any other payment or Distribution constitutes a "direct skip" as defined in Section 2612 of the Code, and there determine the amount of the generation skipping transfer tax, if any, resulting from the direct skip. A direct skip may occur when property is


                                       45
transferred to, or a Death Benefit or other Distribution is made to: (a) an individual who is two or more generations younger than the Contract Owner; or
(b) certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the Contract Owner). If the Contract Owner is not an individual, then for this purpose only, "Contract Owner" refers to any person who would be required to include the Contract, Death Benefit, Distribution, or other payment in his or her federal gross estate at his or her death, or who is required to report the transfer of the Contract, Death Benefit, Distribution, or other payment for federal gift tax purposes. If the Company determines that a generation skipping transfer tax is required to be paid by reason of a direct skip, the Company is required by 2603 of the Code to reduce the amount of the Death Benefit, Distribution, or other payment by the tax liability, and pay the tax liability directly to the IRS. Federal estate, gift and generation skipping transfer tax consequences, and state and local estate, inheritance, succession, generation skipping transfer, and other tax consequences of owning or transferring a Contract, and of receiving a Distribution, Death Benefit or other payment, depend on the circumstances of the person owning or transferring the Contract, or person receiving a Distribution, Death Benefit, or other payment.


CHARGE FOR TAX


The Company is no longer required to maintain a capital gain reserve liability on Non-Qualified Contracts since capital gains attributable to assets held in Sub-Accounts for such Contracts are not taxable to the Company. However, the Company reserves the right to implement and adjust the tax charge in the future if the tax laws change.


DIVERSIFICATION


The IRS has promulgated regulations under Section 817(h) of the Code relating to diversification standards for the investments underlying a variable annuity contract. The regulations provide that a variable annuity contract which does not satisfy the diversification standards will not be treated as an annuity contract, unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the Contract Owner or the Company pays an amount to the IRS. The amount will be based on the tax that would have been paid by the Contract Owner if the income, for the period the contract was not diversified, had been received by the Contract Owner. If the failure to diversify is not corrected in this manner, the Contract Owner will be deemed the owner of the underlying securities and will be taxed on the earnings of his or her account. The Company believes, under its interpretation of the Code and regulations thereunder, that the investments underlying this Contract meet these diversification standards.

Representatives of the IRS have suggested, from time to time, that the number of Underlying Mutual Funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of Underlying Mutual Funds, transfers between Underlying Mutual Funds, exchanges of Underlying Mutual Funds or changes in investment objectives of Underlying Mutual Funds such that the Contract would no longer qualify as an annuity under Section 72 of the Code, the Company will take whatever steps are available to remain in compliance.


TAX CHANGES


The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has considered numerous legislative proposals that, if enacted, could change the tax treatment of the Contracts. It is reasonable to believe that such proposals may be enacted into law. In addition, the Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be in variance with its current positions on these matters. In addition, state law (which is not discussed herein), may affect the tax consequences of the Contract.

The foregoing discussion, which is based on the Company's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice. Statutes, regulations, and rulings are subject to interpretation by the courts. The courts may determine that a different interpretation than the currently favored interpretation is appropriate, thereby changing the operation of the rules that are applicable to annuity contracts.

Any of the foregoing may change from time to time without any notice, and the tax consequences arising out of a Contract may be changed retroactively. There is no way of predicting whether, when, and to what extent any change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

THE FOREGOING IS A GENERAL EXPLANATION AS TO CERTAIN TAX MATTERS PERTAINING TO ANNUITY CONTRACTS. IT IS NOT INTENDED TO BE LEGAL OR TAX ADVICE, AND SHOULD NOT TAKE THE PLACE OF YOUR INDEPENDENT LEGAL, TAX AND/OR FINANCIAL ADVISOR.


                           YEAR 2000 COMPLIANCE ISSUES

The Company has developed a plan to address issues related to the year 2000. The problem relates to many existing computer programs using only two digits to identify a year in the date field. These programs were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer applications could fail or create erroneous results by or at the Year 2000. The Company has been evaluating its exposure to the Year 2000 issue through a review of all of its operating systems as well as dependencies on the systems of other users since 1996. The Company expects all system changes and replacements needed to achieve Year 2000 compliance to be completed by the end of 1998. Compliance testing will be completed in the first quarter of 1999. The Company charges all costs associated with these system changes as the costs are incurred.

Operating expenses in 1997 include approximately $45 million on technology projects, which includes costs related to Year 2000 and the development of a new policy administration system for traditional life insurance products and other system enhancements. The Company anticipates spending a comparable amount in 1998 on technology projects, including Year 2000 initiatives. These expenses do not have an effect on the assets of the Variable Account and are not charged through to the Contract Owner.


                                LEGAL PROCEEDINGS

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

The General Distributor, Clarendon Insurance Agency, Inc., is not engaged in any litigation of any material nature.


In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements. In February, 1997, Nationwide Life was named as a defendant in a lawsuit filed in New York Supreme Court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Co.). The plaintiff in the lawsuit seeks to represent a national class of Nationwide Life policyholders and claims unspecified compensatory and punitive damages. In April, 1997, a motion to dismiss the Snyder complaint in its entirety was filed by the defendants, and the plaintiff has opposed such motion.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and another who was the owner of a variable annuity contract, commenced an action against Nationwide life Insurance Company and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this action, plaintiffs seek to represent a class of variable insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that some portion of their premiums were invested in a publicly traded mutual fund when, in fact, the premium monies were invested in a mutual fund whose shares may only be purchased by insurance companies. The complaint seeks unspecified compensatory, treble and punitive damages. In January 1998, both Nationwide Life Insurance Company and American Century filed motions to dismiss the entire complaint. Plaintiff's counsel have opposed these motions and the federal court in Texas heard arguments on the motions to dismiss in April, 1998. This lawsuit is in an early stage and has not been certified as a class action. Nationwide Life Insurance Company intends to defend this case vigorously.


                                       47

There can be no assurance that any litigation relating to pricing and sales practices will not have a material adverse effect on the Company in the future.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
------------------------------------------------------------


                                                                         PAGE
General Information and History............................................1
Services...................................................................1
Purchase of Securities Being Offered.......................................1
Underwriters...............................................................2
Calculation of Yield Quotations of Money Market Sub-Accounts...............2
Annuity Payments...........................................................2
Financial Statements.......................................................3

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 1998


                   DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED
                BY NATIONWIDE LIFE INSURANCE COMPANY THROUGH ITS
                              MFS VARIABLE ACCOUNT


This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 1998. The prospectus may be obtained from Nationwide Life Insurance Company by writing P. O. Box 16609, Columbus, Ohio 43216-6609, or by calling 1-800-848-7529, TDD 1-800-238-3035.


                                TABLE OF CONTENTS


                                                                         PAGE
General Information and History............................................1
Services...................................................................1
Purchase of Securities Being Offered.......................................1
Underwriters...............................................................1
Calculation of Yield Quotations of Money Market Sub-Accounts...............2
Annuity Payments...........................................................2
Financial Statements.......................................................3


GENERAL INFORMATION AND HISTORY


The MFS Variable Account is a separate investment account of Nationwide Life Insurance Company ("Company"). The Company is a member of the Nationwide Insurance Enterprise and all of the Company's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), the ultimate controlling persons of Nationwide Insurance Enterprise. The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $83.2 billion as of December 31, 1997.


SERVICES

The Company, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contract issued to each Contract Owner and records with respect to the Contract Value of each Contract.

The Custodian of the assets of the Variable Account is the Company. The Company will maintain a record of all purchases and redemptions of shares of the Underlying Mutual Funds.


The audited financial statements have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.


PURCHASE OF SECURITIES BEING OFFERED


The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").


UNDERWRITERS


The Contracts, which are offered continuously, are distributed by Clarendon Insurance Agency, Inc. (Clarendon") 200 Berkeley Street, Boston, Massachusetts 02116, an affiliate of Massachusetts Financial Services Company. During the fiscal years ended December 31, 1997, 1996 and 1995, no underwriting commissions were paid by the Company to Clarendon.



                                       1

CALCULATIONS OF YIELD QUOTATIONS OF MONEY MARKET SUB-ACCOUNTS


MFS(R) Series Trust IV-MFS(R) Money Market FUND


Any current yield quotation of the Money Market Fund which is used in a manner as to be subject to the provisions of Rule 482 under the 1933 Act, as amended, will consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and will be calculated by dividing the net change in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period and multiplying the quotient by 365/7 (366/7 in a leap year). For this purpose the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective yield quotation of the Fund so used will be calculated by compounding the current yield quotation for the period by multiplying the quotation by 7/365, adding 1 to the product, raising the sum to a power equal to 365/7 (366/7 in a leap year), and subtracting 1 from the result.

Nationwide Separate Account Trust-Money Market Fund ("NSAT Money Market Fund")

Any current yield quotations of the NSAT Money Market Fund, subject to Rule 482 under the 1933 Act, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, excluding realized and unrealized gains and losses, in value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 (366/7 in a leap year). For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares. The Fund's effective yield represents an annualization of the current seven day return with all dividends reinvested.

The NSAT Money Market Fund's yield will fluctuate daily. Actual yield will depend on factors such as the type of instruments in the Money Market Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the NSAT Money Market Fund's expenses. There is no assurance that the yield quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the Net Asset Value will remain constant. An investment in the NSAT Money Market Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.


ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                          Independent Auditors' Report



The Board of Directors of Nationwide Life Insurance Company and Contract Owners of MFS Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of MFS Variable Account as of December 31, 1997, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of MFS Variable Account as of December 31, 1997, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1998

                              MFS VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997



ASSETS:
   Investments at market value:
      MFS Series Trust IV - MFS(R) Money Market Fund (MFSMyMkt)
         53,689,665 shares (cost $53,689,665) .........................     $ 53,689,665
      Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
         4,371,929 shares (cost $48,464,267) ..........................       54,299,363
      Massachusetts Investors Trust - Class A (MFSInvTr)
         3,072,042 shares (cost $40,805,788) ..........................       53,822,174
      MFS(R) Bond Fund - Class A (MFSBdFd)
         2,194,589 shares (cost $28,488,439) ..........................       29,890,295
      MFS(R) Emerging Growth Fund - Class A (MFSEmGro)
         435,385 shares (cost $11,786,584) ............................       15,752,245
      MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
         9,156,563 shares (cost $108,717,258) .........................      127,459,362
      MFS(R) High Income Fund - Class A (MFSHiInc)
         5,666,868 shares (cost $29,472,950) ..........................       31,337,778
      MFS(R) Research Fund - Class A (MFSRsrch)
         2,412,329 shares (cost $36,906,073) ..........................       51,358,491
      MFS(R) Total Return Fund - Class A (MFSTotRe)
         4,474,201 shares (cost $61,023,567) ..........................       70,781,856
      MFS(R) World Governments Fund - Class A (MFSWdGvt)
         615,543 shares (cost $6,947,062) .............................        6,672,487
      Nationwide Separate Account Trust - Money Market Fund (NSATMyMkt)
         1,607,744 shares (cost $1,607,744) ...........................        1,607,744
                                                                            ------------
            Total investments .........................................      496,671,460
   Accounts receivable ................................................               --
                                                                            ------------
            Total assets ..............................................      496,671,460
ACCOUNTS PAYABLE ......................................................          230,806
                                                                            ------------
CONTRACT OWNERS' EQUITY (NOTE 4) ......................................     $496,440,654
                                                                            ============

See accompanying notes to financial statements.

                              MFS VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                              TOTAL                       MFSMyMkt
                                                 -----------------------------   -------------------------
                                                      1997            1996          1997           1996
                                                 --------------   ------------   -----------   -----------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................  $   11,168,972     12,293,761     2,705,836     2,921,530
Mortality, expense and administration
  charges (note 2) ............................      (6,386,611)    (6,079,619)     (745,699)     (829,089)
                                                 --------------   ------------   -----------   -----------
  Net investment activity .....................       4,782,361      6,214,142     1,960,137     2,092,441
                                                 --------------   ------------   -----------   -----------

Proceeds from mutual fund shares sold .........     110,071,003    117,272,138    20,610,321    23,793,433
Cost of mutual fund shares sold ...............     (93,780,092)  (107,685,553)  (20,610,321)  (23,793,433)
                                                 --------------   ------------   -----------   -----------
  Realized gain (loss) on investments .........      16,290,911      9,586,585            -             -
Change in unrealized gain (loss) on investments      28,874,119     13,552,160            -             -
                                                 --------------   ------------   -----------   -----------
  Net gain (loss) on investments ..............      45,165,030     23,138,745            -             -
                                                 --------------   ------------   -----------   -----------
Reinvested capital gains ......................      35,833,931     32,734,659            -             -
                                                 --------------   ------------   -----------   -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........      85,781,322     62,087,546     1,960,137     2,092,441
                                                 --------------   ------------   -----------   -----------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................      20,353,980     19,727,032     1,100,898     1,178,079
Transfers between funds                                      -              -        415,137     2,176,153
Redemptions ...................................     (73,887,620)   (70,243,669)   (9,257,435)  (11,269,674)
Annuity benefits ..............................        (575,900)      (569,003)      (93,817)     (108,113)
Annual contract maintenance charge (note 2) ...        (313,759)      (365,726)      (52,111)      (66,445)
Contingent deferred sales charges (note 2) ....        (110,645)      (157,482)      (18,363)      (42,224)
Adjustments to maintain reserves ..............        (207,752)       160,437       (61,628)       21,273
                                                 --------------   ------------   -----------   -----------
    Net equity transactions ...................     (54,741,696)   (51,448,411)   (7,967,319)   (8,110,951)
                                                 --------------   ------------   -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........      31,039,626     10,639,135    (6,007,182)   (6,018,510)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...     465,401,028    454,761,893    59,634,697    65,653,207
                                                 --------------   ------------   -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........  $  496,440,654    465,401,028    53,627,515    59,634,697
                                                 ==============   ============   ===========   ===========

                                                          MFSGrStk                  MFSInvTr
                                                  -----------------------   -----------------------
                                                     1997         1996         1997         1996
                                                  ----------   ----------   ----------   ----------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................       24,246           -       539,189      555,368
Mortality, expense and administration
  charges (note 2) ............................     (611,886)    (489,752)    (654,656)    (508,389)
                                                  ----------   ----------   ----------   ----------
  Net investment activity .....................     (587,640)    (489,752)    (115,467)      46,979
                                                  ----------   ----------   ----------   ----------

Proceeds from mutual fund shares sold .........    9,529,571    9,842,454    8,177,991    7,763,408
Cost of mutual fund shares sold ...............   (9,428,903)  (9,788,967)  (6,155,456)  (7,533,000)
                                                  ----------   ----------   ----------   ----------
  Realized gain (loss) on investments .........      100,668       53,487    2,022,535      230,408
Change in unrealized gain (loss) on investments    9,294,338   (1,684,051)   7,256,714    4,567,977
                                                  ----------   ----------   ----------   ----------
  Net gain (loss) on investments ..............    9,395,006   (1,630,564)   9,279,249    4,798,385
                                                  ----------   ----------   ----------   ----------
Reinvested capital gains ......................    8,263,416    9,112,937    3,629,713    3,580,811
                                                  ----------   ----------   ----------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........   17,070,782    6,992,621   12,793,495    8,426,175
                                                  ----------   ----------   ----------   ----------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................    3,635,654    2,472,324    1,942,537    2,139,513
Transfers between funds                            2,687,926   (1,005,928)   2,765,560    1,308,452
Redemptions ...................................   (6,922,257)  (5,914,727)  (6,309,234)  (5,322,645)
Annuity benefits ..............................      (28,863)     (15,882)     (29,288)     (30,577)
Annual contract maintenance charge (note 2) ...      (23,238)     (25,468)     (23,465)     (24,452)
Contingent deferred sales charges (note 2) ....       (7,888)     (11,194)      (6,896)     (14,774)
Adjustments to maintain reserves ..............       (5,034)         509       11,801      (16,165)
                                                  ----------   ----------   ----------   ----------
    Net equity transactions ...................     (663,700)  (4,500,366)  (1,648,985)  (1,960,648)
                                                  ----------   ----------   ----------   ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........   16,407,082    2,492,255   11,144,510    6,465,527
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...   37,885,509   35,393,254   42,689,756   36,224,229
                                                  ----------   ----------   ----------   ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   54,292,591   37,885,509   53,834,266   42,689,756
                                                  ==========   ==========   ==========   ==========

                                                                     (Continued)

                              MFS VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                              MFSBdFd                   MFSEmGro
                                                  ----------------------------   -----------------------
                                                       1997           1996          1997         1996
                                                  --------------   -----------   ----------   ----------
INVESTMENT ACTIVITY:
Reinvested dividends ...........................  $    2,107,121     2,546,610           -           -
Mortality, expense and administration
  charges (note 2) .............................        (396,702)     (462,241)    (203,090)    (190,970)
                                                  --------------   -----------   ----------   ----------
  Net investment activity ......................       1,710,419     2,084,369     (203,090)    (190,970)
                                                  --------------   -----------   ----------   ----------

Proceeds from mutual fund shares sold ..........       9,333,099    11,825,895    5,262,476    3,875,747
Cost of mutual fund shares sold ................     (10,135,867)  (12,672,918)  (2,905,959)  (2,507,651)
                                                  --------------   -----------   ----------   ----------
  Realized gain (loss) on investments ..........        (802,768)     (847,023)   2,356,517    1,368,096
Change in unrealized gain (loss) on investments        1,637,890      (507,048)     300,196      344,788
                                                  --------------   -----------   ----------   ----------
  Net gain (loss) on investments ...............         835,122    (1,354,071)   2,656,713    1,712,884
                                                  --------------   -----------   ----------   ----------
Reinvested capital gains .......................              -             -       146,983      180,030
                                                  --------------   -----------   ----------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........       2,545,541       730,298    2,600,606    1,701,944
                                                  --------------   -----------   ----------   ----------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ..............................       1,559,363     1,625,769    1,031,633      453,322
Transfers between funds ........................        (108,298)   (3,044,250)    (178,233)   1,349,623
Redemptions ....................................      (6,948,653)   (5,846,431)  (2,704,987)  (1,307,775)
Annuity benefits ...............................         (60,635)      (76,135)      (2,476)      (1,786)
Annual contract maintenance charge (note 2) ....         (18,981)      (23,688)     (12,951)     (12,957)
Contingent deferred sales charges (note 2) .....         (10,920)       (6,283)      (2,146)      (3,876)
Adjustments to maintain reserves ...............         (51,904)        8,954        2,834       (1,277)
                                                  --------------   -----------   ----------   ----------
    Net equity transactions ....................      (5,640,028)   (7,362,064)  (1,866,326)     475,274
                                                  --------------   -----------   ----------   ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      (3,094,487)   (6,631,766)     734,280    2,177,218
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ....      32,932,598    39,564,364   15,017,791   12,840,573
                                                  --------------   -----------   ----------   ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $   29,838,111    32,932,598   15,752,071   15,017,791
                                                  ==============   ===========   ==========   ==========

                                                            MFSGrOpp                     MFSHiInc
                                                    -------------------------   -------------------------
                                                       1997          1996          1997           1996
                                                    -----------   -----------   -----------   -----------
INVESTMENT ACTIVITY:
Reinvested dividends ...........................            -             -      2,822,103     3,009,796
Mortality, expense and administration
  charges (note 2) .............................     (1,647,663)   (1,513,781)     (429,925)     (451,033)
                                                    -----------   -----------   -----------   -----------
  Net investment activity ......................     (1,647,663)   (1,513,781)    2,392,178     2,558,763
                                                    -----------   -----------   -----------   -----------

Proceeds from mutual fund shares sold ..........     18,780,010    22,640,718    11,960,059    12,380,392
Cost of mutual fund shares sold ................    (13,831,419)  (18,764,003)  (11,497,057)  (12,023,351)
                                                    -----------   -----------   -----------   -----------
  Realized gain (loss) on investments ..........      4,948,591     3,876,715       463,002       357,041
Change in unrealized gain (loss) on investments       5,338,318     5,741,545       659,402       658,890
                                                    -----------   -----------   -----------   -----------
  Net gain (loss) on investments ...............     10,286,909     9,618,260     1,122,404     1,015,931
                                                    -----------   -----------   -----------   -----------
Reinvested capital gains .......................     15,812,829    12,866,449            -             -
                                                    -----------   -----------   -----------   -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........     24,452,075    20,970,928     3,514,582     3,574,694
                                                    -----------   -----------   -----------   -----------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ..............................      4,422,563     6,515,933     2,014,240     1,043,677
Transfers between funds ........................     (1,615,174)   (1,363,214)   (1,592,252)     (511,982)
Redemptions ....................................    (16,045,965)  (17,851,175)   (6,332,971)   (5,362,523)
Annuity benefits ...............................       (146,801)     (145,869)      (96,044)      (88,866)
Annual contract maintenance charge (note 2) ....        (88,671)     (103,450)      (25,213)      (29,914)
Contingent deferred sales charges (note 2) .....        (30,681)      (29,103)       (9,241)      (10,977)
Adjustments to maintain reserves ...............        (82,131)       89,876        19,507        15,088
                                                    -----------   -----------   -----------   -----------
    Net equity transactions ....................    (13,586,860)  (12,887,002)   (6,021,974)   (4,945,497)
                                                    -----------   -----------   -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     10,865,215     8,083,926    (2,507,392)   (1,370,803)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ....    116,502,318   108,418,392    33,862,351    35,233,154
                                                    -----------   -----------   -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........    127,367,533   116,502,318    31,354,959    33,862,351
                                                    ===========   ===========   ===========   ===========

MFS VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS AND CHANGES
IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                MFSRsrch                   MFSTotRe
                                                        ------------------------   -------------------------
                                                           1997          1996         1997          1996
                                                        -----------   ----------   -----------   -----------
INVESTMENT ACTIVITY:
Reinvested dividends .................................  $         -       59,553     2,616,792     2,910,060
Mortality, expense and administration
  charges (note 2) ...................................     (653,983)    (555,936)     (921,609)     (925,017)
                                                        -----------   ----------   -----------   -----------
  Net investment activity ............................     (653,983)    (496,383)    1,695,183     1,985,043
                                                        -----------   ----------   -----------   -----------

Proceeds from mutual fund shares sold ................    8,666,290    5,601,511    13,549,787    13,306,729
Cost of mutual fund shares sold ......................   (4,983,282)  (3,453,854)   (9,954,406)  (10,003,074)
                                                        -----------   ----------   -----------   -----------
  Realized gain (loss) on investments ................    3,683,008    2,147,657     3,595,381     3,303,655
Change in unrealized gain (loss) on investments ......    3,267,694    4,681,987     1,350,731    (1,367,319)
                                                        -----------   ----------   -----------   -----------
  Net gain (loss) on investments .....................    6,950,702    6,829,644     4,946,112     1,936,336
                                                        -----------   ----------   -----------   -----------
Reinvested capital gains .............................    2,277,894    2,232,263     5,669,396     4,711,473
                                                        -----------   ----------   -----------   -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...............    8,574,613    8,565,524    12,310,691     8,632,852
                                                        -----------   ----------   -----------   -----------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ....................................    2,733,275    2,534,860       979,319       901,538
Transfers between funds ..............................      (25,300)   4,574,639    (1,533,328)   (3,481,107)
Redemptions ..........................................   (6,469,698)  (5,317,309)  (10,543,599)   (8,249,907)
Annuity benefits .....................................      (47,531)     (41,066)      (61,621)      (51,710)
Annual contract maintenance charge (note 2) ..........      (22,942)     (23,769)      (37,178)      (43,179)
Contingent deferred sales charges (note 2) ...........       (6,702)      (8,038)      (15,080)      (27,258)
Adjustments to maintain reserves .....................        8,745       16,472       (50,752)       24,541
                                                        -----------   ----------   -----------   -----------
    Net equity transactions ..........................   (3,830,153)   1,735,789   (11,262,239)  (10,927,082)
                                                        -----------   ----------   -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ................    4,744,460   10,301,313     1,048,452    (2,294,230)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ..........   46,619,691   36,318,378    69,680,071    71,974,301
                                                        -----------   ----------   -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ................  $51,364,151   46,619,691    70,728,523    69,680,071
                                                        ===========   ==========   ===========   ===========

                                                                 MFSWdGvt                 NSATMyMkt
                                                         -----------------------   ----------------------
                                                            1997         1996         1997        1996
                                                         ----------   ----------   ----------   ---------
INVESTMENT ACTIVITY:
Reinvested dividends .................................      260,144      186,391       93,541     104,453
Mortality, expense and administration
  charges (note 2) ...................................      (97,514)    (125,846)     (23,884)    (27,565)
                                                         ----------   ----------   ----------   ---------
  Net investment activity ............................      162,630       60,545       69,657      76,888
                                                         ----------   ----------   ----------   ---------

Proceeds from mutual fund shares sold ................    2,902,749    5,905,156    1,298,650     336,695
Cost of mutual fund shares sold ......................   (2,978,772)  (6,808,607)  (1,298,650)   (336,695)
                                                         ----------   ----------   ----------   ---------
  Realized gain (loss) on investments ................      (76,023)    (903,451)           -           -
Change in unrealized gain (loss) on investments ......     (231,164)   1,115,391            -           -
                                                         ----------   ----------   ----------   ---------
  Net gain (loss) on investments .....................     (307,187)     211,940            -           -
                                                         ----------   ----------   ----------   ---------
Reinvested capital gains .............................       33,700       50,696            -           -
                                                         ----------   ----------   ----------   ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...............     (110,857)     323,181       69,657      76,888
                                                         ----------   ----------   ----------   ---------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ....................................      860,719      826,946       73,779      35,071
Transfers between funds ..............................     (784,407)     (22,534)     (31,631)     20,148
Redemptions ..........................................   (1,841,069)  (3,547,879)    (511,752)   (253,624)
Annuity benefits .....................................       (8,824)      (8,999)          -           -
Annual contract maintenance charge (note 2) ..........       (6,389)      (9,283)      (2,620)     (3,121)
Contingent deferred sales charges (note 2) ...........       (2,323)      (3,492)        (405)       (263)
Adjustments to maintain reserves .....................          913        1,150         (103)         16
                                                         ----------   ----------   ----------   ---------
    Net equity transactions ..........................   (1,781,380)  (2,764,091)    (472,732)   (201,773)
                                                         ----------   ----------   ----------   ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ................   (1,892,237)  (2,440,910)    (403,075)   (124,885)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ..........    8,565,606   11,006,516    2,010,640   2,135,525
                                                         ----------   ----------   ----------   ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ................    6,673,369    8,565,606    1,607,565   2,010,640
                                                         ==========   ==========   ==========   =========

See accompanying notes to financial statements.

                              MFS VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1997 AND 1996



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         MFS Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Massachusetts Financial Services. Presently, the contracts are not actively marketed.

     (b) The Contracts

         Prior to February 12, 1979, the contracts purchased provided for a front-end sales charge and certain other fees. Beginning February 12, 1979, only contracts (Spectrum) without a front-end sales charge but with a contingent deferred sales charge and certain other fees were offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following funds:

              MFS Series Trust IV - MFS(R) Money Market Fund (MFSMyMkt)

              Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)

              Massachusetts Investors Trust - Class A (MFSInvTr)

              MFS(R) Bond Fund - Class A (MFSBdFd)

              MFS(R) Emerging Growth Fund - Class A (MFSEmGro)

              MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)

              MFS(R) High Income Fund - Class A (MFSHiInc)

              MFS(R) Research Fund - Class A (MFSRsrch)

              MFS(R) Total Return Fund - Class A (MFSTotRe)

              MFS(R) World Governments Fund - Class A (MFSWdGvt)

              Nationwide Separate Account Trust - Money Market Fund (NSATMyMkt)
                (managed for a fee by an affiliated investment advisor)

         At December 31, 1997, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Internal Revenue Service issued Rev. Rul. 81-225 on September 25, 1981 and IR-82-19 on February 3, 1982. The effect of Rev. Rul. 81-225 was to treat non-tax qualified contract holders, who purchased contracts or made purchase payments after December 31, 1980, as the owners of the underlying mutual fund shares for Federal income tax purposes. However, for 1981, IR-82-19 did provide limited relief from the ruling. Therefore, the Company maintained a capital gain reserve liability, for all realized and unrealized capital gains existing on or before December 31, 1981.

         During 1982 and most of 1983, the Company continued to maintain contract values which reflected a capital gain reserve liability for those contracts and contract values affected by Rev. Rul. 81-225. On December 16, 1983, the Company adjusted the affected (81-225) contract values in order to treat the respective contract owners as the owners of the underlying shares for Federal income tax purposes, as intended by the ruling. As a result of this adjustment, contract owners' equity was restored with amounts previously deducted to maintain the capital gain reserve liability.

         Because of the aforementioned, the Company no longer provides for income taxes within the Account. Presently, taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 amounts have been reclassified to conform with the current period presentation.

(2)  EXPENSES

     Net purchase payments received on contracts issued before February 12, 1979 represent gross contributions by the contract owners less a charge of 7.75% by the Company to cover sales expenses.The Company does not deduct a sales charge from purchase payments made for contracts issued beginning February 12, 1979. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from the owner's contract value a contingent deferred sales charge equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender, or the amount surrendered; no sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company on each contract (Non-Spectrum) issued prior to February 12, 1979: (a) a contract issue charge of $15 assessed against the initial purchase payment and a $15 annual contract maintenance charge assessed against each contract by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.20%, respectively. Contract charges on contracts (Spectrum) issued beginning February 12, 1979 include: (a) an annual contract maintenance charge of $30 which is satisfied by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively.

     The following provides mortality, expense and administration charges by contract type:

                                   TOTAL    MFSMyMkt    MFSGrStk     MFSInvTr    MFSBdFd   MFSEmGro
                             ----------------------------------------------------------------------
     Non-Spectrum..........  $     7,145       1,774         981          390        457          -
     Spectrum..............  $ 6,379,466     743,925     610,905      654,266    396,245    203,090
                             ----------------------------------------------------------------------
         Total.............  $ 6,386,611     745,699     611,886      654,656    396,702    203,090
                             ======================================================================

                                MFSGrOpp    MFSHiInc    MFSRsrch     MFSTotRe   MFSWdGvt   SATMyMkt
                             ----------------------------------------------------------------------
     Non-Spectrum..........  $     2,660         245         508          130          -          -
     Spectrum..............  $ 1,645,003     429,680     653,475      921,479     97,514     23,884
                             ----------------------------------------------------------------------
         Total.............  $ 1,647,663     429,925     653,983      921,609     97,514     23,884
                             ======================================================================

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1997, for each series, in both the accumulation and payout phases. Due to the nature of money market funds, an 81-225 adjustment (See note 1(d)) was not required for either the MFS Series Trust IV - MFS(R) Money Market Fund or the Nationwide Separate Account Trust - Money Market Fund.

                                                                                                       ANNUAL
     Contract owners' equity represented by:                  UNITS      UNIT VALUE                    RETURN
                                                            ---------   ------------                   ------
      Contracts in accumulation phase:
         MFS Series Trust IV -
         MFS(R) Money Market Fund:
            Non-tax qualified ...........................       6,828   $  36.580276    $   249,770      4%
            Tax qualified spectrum ......................   1,143,756      31.101395     35,572,407      4%
            Non-tax qualified spectrum ..................     556,766      31.123008     17,328,233      4%

         Massachusetts Investors Growth
         Stock Fund - Class A:
            Non-tax qualified ...........................         850     138.838952        118,013     47%
            Tax qualified spectrum ......................     289,531     146.486721     42,412,447     46%
            Non-tax qualified spectrum ..................      88,204     124.301472     10,963,887     46%
            Non-tax qualified spectrum (81-225) .........       4,090     135.410415        553,829     46%

         Massachusetts Investors Trust - Class A:
            Tax qualified ...............................          16     164.129808          2,626     30%
            Non-tax qualified ...........................         289     154.878002         44,760     30%
            Tax qualified spectrum ......................     312,848     131.320106     41,083,233     30%
            Non-tax qualified spectrum ..................     103,123     117.825672     12,150,537     30%
            Non-tax qualified spectrum (81-225) .........       1,827     125.178102        228,700     30%

         MFS(R) Bond Fund - Class A:
            Non-tax qualified ...........................         595      57.243116         34,060      9%
            Tax qualified spectrum ......................     453,678      48.946623     22,206,006      9%
            Non-tax qualified spectrum ..................     147,342      48.906597      7,205,996      9%
            Non-tax qualified spectrum (81-225) .........         789      49.097863         38,738      9%

         MFS(R) Emerging Growth Fund - Class A:
            Tax qualified spectrum ......................     385,073      40.798757     15,710,500     19%
            Non-tax qualified spectrum (81-225) .........         674      40.798757         27,498     19%

         MFS(R) Growth Opportunities Fund - Class A:
            Non-tax qualified ...........................       1,008     152.474948        153,695     22%
            Tax qualified spectrum ......................     732,936     141.368069    103,613,747     22%
            Non-tax qualified spectrum ..................     172,812     120.084102     20,751,974     22%
            Non-tax qualified spectrum (81-225) .........      12,840     132.499304      1,701,291     22%

         MFS(R) High Income Fund - Class A:
            Non-tax qualified ...........................         358      72.045586         25,792     12%
            Tax qualified spectrum ......................     332,136      62.966234     20,913,353     11%
            Non-tax qualified spectrum ..................     154,453      62.010978      9,577,782     11%
            Non-tax qualified spectrum (81-225) .........       4,996      62.966234        314,579     11%

                                                                     (Continued)

         MFS(R) Research Fund - Class A:
            Non-tax qualified .............................       390       148.464541         57,901        19%
            Tax qualified spectrum ........................   265,836       146.156474     38,853,652        19%
            Non-tax qualified spectrum ....................    93,659       127.707031     11,960,913        19%
            Non-tax qualified spectrum (81-225) ...........     1,318       144.450450        190,386        19%

         MFS(R) Total Return Fund - Class A:
            Tax qualified .................................       131       108.143295         14,167        19%
            Tax qualified spectrum ........................   570,631        98.832664     56,396,982        19%
            Non-tax qualified spectrum ....................   145,316        95.666722     13,901,905        19%
            Non-tax qualified spectrum (81-225) ...........       805        97.871152         78,786        19%

         MFS(R) World Governments Fund - Class A:
            Tax qualified spectrum ........................   115,417        50.368842      5,813,421       (1)%
            Non-tax qualified spectrum ....................    15,550        49.106357        763,604       (1)%
            Non-tax qualified spectrum (81-225) ...........       666        50.290543         33,494       (1)%

         Nationwide Separate Account Trust -
         Money Market Fund:
            Tax qualified spectrum ........................    41,782        23.669908        988,976         4%
            Non-tax qualified spectrum ....................    26,117        23.685302        618,589         4%
                                                             ========       ==========

      Reserves for annuity contracts in payout phase:
            Tax qualified .................................                                    57,958
            Non-tax qualified .............................                                    59,810
            Tax qualified spectrum ........................                                 2,494,828
            Non-tax qualified spectrum ....................                                 1,166,344
            Non-tax qualified spectrum (81-225) ...........                                     5,485
                                                                                         ------------
                                                                                         $496,440,654
                                                                                         ============

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1997 and 1996, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.



                                                    KPMG Peat Marwick LLP


Columbus, Ohio
January 30, 1998

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                            (in millions of dollars)


                                                                                                   December 31,
                                                                                        -----------------------------------
                                        ASSETS                                                1997               1996
                                        ------
                                                                                        -----------------   ---------------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                               $13,204.1           $12,304.6
    Equity securities                                                                            80.4                59.1
  Mortgage loans on real estate, net                                                          5,181.6             5,272.1
  Real estate, net                                                                              311.4               265.8
  Policy loans                                                                                  415.3               371.8
  Other long-term investments                                                                    25.2                28.7
  Short-term investments                                                                        358.4                 4.8
                                                                                           ----------           ---------
                                                                                             19,576.4            18,306.9
                                                                                           ----------           ---------

Cash                                                                                            175.6                43.8
Accrued investment income                                                                       210.5               210.2
Deferred policy acquisition costs                                                             1,665.4             1,366.5
Investment in subsidiaries classified as discontinued operations                                  -                 485.7
Other assets                                                                                    438.4               426.5
Assets held in Separate Accounts                                                             37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========

                         LIABILITIES AND SHAREHOLDER'S EQUITY
                         ------------------------------------

Future policy benefits and claims                                                           $18,702.8           $17,600.6
Other liabilities                                                                               885.6             1,101.1
Liabilities related to Separate Accounts                                                     37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                             57,312.8            45,628.4
                                                                                           ----------           ---------

Commitments and contingencies (notes 7 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    914.7               527.9
  Retained earnings                                                                           1,312.3             1,432.6
  Unrealized gains on securities available-for-sale, net                                        247.1               173.6
                                                                                           ----------           ---------
                                                                                              2,477.9             2,137.9
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========



See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                            (in millions of dollars)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  1997            1996           1995
                                                                              -------------   -------------  --------------

Revenues:
  Investment product and universal life insurance product policy charges       $   545.2       $   400.9      $   286.6
  Traditional life insurance premiums                                              205.4           198.6          199.1
  Net investment income                                                          1,409.2         1,357.8        1,294.0
  Realized gains (losses) on investments                                            11.1            (0.3)          (1.7)
  Other                                                                             46.5            35.9           20.7
                                                                              ----------      ----------     ----------
                                                                                 2,217.4         1,992.9        1,798.7
                                                                              ----------      ----------     ----------
Benefits and expenses:
  Interest credited to policyholder account balances                             1,016.6           982.3          950.3
  Other benefits and claims                                                        178.2           178.3          165.2
  Policyholder dividends on participating policies                                  40.6            41.0           39.9
  Amortization of deferred policy acquisition costs                                167.2           133.4           82.7
  Other operating expenses                                                         384.9           342.4          273.0
                                                                              ----------      ----------     ----------
                                                                                 1,787.5         1,677.4        1,511.1
                                                                              ----------      ----------     ----------

    Income from continuing operations before federal income tax expense            429.9           315.5          287.6

Federal income tax expense                                                         150.2           110.9           99.8
                                                                              ----------      ----------     ----------

    Income from continuing operations                                              279.7           204.6          187.8

Income from discontinued operations (less federal income tax expense
  of $4.5 and $7.4 in 1996 and 1995, respectively)                                   -              11.3           24.7
                                                                              ----------      ----------     ----------

    Net income                                                                 $   279.7       $   215.9      $   212.5
                                                                              ==========      ==========     ==========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                            (in millions of dollars)


                                                                                          Unrealized
                                                                                            gains
                                                                                           (losses)
                                                           Additional                   on securities       Total
                                                Common       paid-in       Retained       available-    shareholder's
                                                 stock       capital       earnings     for-sale, net       equity
                                              ----------- ------------- -------------- ---------------- -------------
December 31, 1994                                 $3.8       $ 606.2       $1,378.2         $(119.7)       $1,868.5

  Capital contribution                             -            51.0            -              (4.1)           46.9
  Net income                                       -             -            212.5             -             212.5
  Dividends to shareholder                         -             -             (7.5)            -              (7.5)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -             508.1           508.1
                                              --------      --------       --------        --------       ---------
December 31, 1995                                  3.8         657.2        1,583.2           384.3          2628.5

  Net income                                       -             -            215.9             -             215.9
  Dividends to shareholder                         -          (129.3)        (366.5)          (39.8)         (535.6)
  Unrealized losses on securities available-
    for-sale, net                                  -             -              -            (170.9)         (170.9)
                                              --------      --------       --------        --------       ---------
December 31, 1996                                  3.8         527.9        1,432.6           173.6         2,137.9

  Capital contribution                             -           836.8            -               -             836.8
  Net income                                       -             -            279.7             -             279.7
  Dividends to shareholder                         -          (450.0)        (400.0)            -            (850.0)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -              73.5            73.5
                                              --------      --------       --------        --------       ---------
December 31, 1997                                 $3.8       $ 914.7       $1,312.3         $ 247.1        $2,477.9
                                              ========      ========       ========        ========       =========




See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                            (in millions of dollars)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     1997           1996            1995
                                                                                ------------------------------ ---------------

Cash flows from operating activities:
  Net income                                                                     $    279.7      $   215.9       $   212.5
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,016.6          982.3           950.3
      Capitalization of deferred policy acquisition costs                            (487.9)        (422.6)         (321.3)
      Amortization of deferred policy acquisition costs                               167.2          133.4            82.7
      Amortization and depreciation                                                    (2.0)           7.0            10.2
      Realized (gains) losses on invested assets, net                                 (11.1)          (0.3)            3.3
      (Increase) decrease in accrued investment income                                 (0.3)           2.8           (16.9)
      (Increase) decrease in other assets                                             (12.7)         (38.9)           39.9
      (Decrease) increase in policy liabilities                                       (23.1)        (151.0)          123.9
      Increase in other liabilities                                                   230.6          191.4            27.0
      Other, net                                                                      (10.9)         (61.7)            1.8
                                                                                -----------      ---------        --------
        Net cash provided by operating activities                                   1,146.1          858.3         1,113.4
                                                                                -----------      ---------        --------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                             993.4        1,162.8           634.6
  Proceeds from sale of securities available-for-sale                                 574.5          299.6           107.3
  Proceeds from maturity of fixed maturity securities held-to-maturity                  -              -             564.4
  Proceeds from repayments of mortgage loans on real estate                           437.3          309.0           207.8
  Proceeds from sale of real estate                                                    34.8           18.5            48.3
  Proceeds from repayments of policy loans and sale of other invested assets           22.7           22.8            53.6
  Cost of securities available-for-sale acquired                                   (2,828.1)      (1,573.6)       (1,942.4)
  Cost of fixed maturity securities held-to-maturity acquired                           -              -            (593.6)
  Cost of mortgage loans on real estate acquired                                     (752.2)        (972.8)         (796.0)
  Cost of real estate acquired                                                        (24.9)          (7.9)          (10.9)
  Policy loans issued and other invested assets acquired                              (62.5)         (57.7)          (75.9)
  Short-term investments, net                                                        (354.8)          28.0            77.8
                                                                                -----------      ---------        --------
        Net cash used in investing activities                                      (1,959.8)        (771.3)       (1,725.0)
                                                                                -----------      ---------        --------

Cash flows from financing activities:
  Proceeds from capital contributions                                                 836.8            -               -
  Cash dividends paid                                                                   -            (50.0)           (7.5)
  Increase in investment product and universal life insurance
    product account balances                                                        2,488.5        1,781.8         1,883.7
  Decrease in investment product and universal life insurance
    product account balances                                                       (2,379.8)      (1,784.5)       (1,258.7)
                                                                                -----------      ---------        --------
        Net cash provided by (used in) financing activities                           945.5          (52.7)          617.5
                                                                                -----------      ---------        --------
Net increase in cash                                                                  131.8           34.3             5.9

Cash, beginning of year                                                                43.8            9.5             3.6
                                                                                -----------      ---------        --------

Cash, end of year                                                                $    175.6      $    43.8       $     9.5
                                                                                ===========      =========       =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1997, 1996 and 1995


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was wholly owned by Nationwide Corporation (Nationwide Corp.). On that date, Nationwide Corp. contributed the outstanding shares of NLIC's common stock to Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corp. in November 1996 for NLIC and the other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On March 11 1997, NFS completed an initial public offering of its Class A common stock.

         During 1996 and 1997, Nationwide Corp. and NFS completed certain transactions in anticipation of the initial public offering that focused the business of NFS on long-term savings and retirement products. On September 24, 1996, NLIC declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of certain subsidiaries that do not offer or distribute long-term savings or retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to two affiliates effective January 1, 1996. These subsidiaries, through December 31, 1996, and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 11 and 15. Additionally, NLIC paid $900.0 million of dividends, $50.0 million to Nationwide Corp. on December 31, 1996 and $850.0 million to NFS, which then made an equivalent dividend to Nationwide Corp., on February 24, 1997.

         NFS contributed $836.8 million to the capital of NLIC during March
         1997.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., Nationwide Investment Services Corporation and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         The Company is a leading provider of long-term savings and retirement products. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Subsidiaries that are classified and reported as discontinued operations are not consolidated but rather are reported as "Investment in subsidiaries classified as discontinued operations" in the accompanying consolidated balance sheets and "Income from discontinued operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1997 or 1996.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $365.5 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 4.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 50% in 1997 (52% in 1996 and 54% in 1995) of the Company's life insurance in force, 77% in 1997 (78% in 1996 and 79% in 1995) of the number of life insurance policies in force, and 27% in 1997 (40% in 1996 and 47% in 1995) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 11 and 15.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 130 - REPORTING COMPREHENSIVE INCOME was issued in June 1997 and is effective for fiscal years beginning after December 15, 1997. The statement establishes standards for reporting and display of comprehensive income and its components in a full set of financial statements. Comprehensive income includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders and includes net income. Comprehensive income would be reported in addition to earnings amounts currently presented. The Company will adopt the statement and begin reporting comprehensive income in the first quarter of 1998.

         (k)  RECLASSIFICATION

              Certain items in the 1996 and 1995 consolidated financial statements have been reclassified to conform to the 1997 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1997 and 1996 were:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
             (in millions of dollars)                                 cost           gains        losses       fair value
                                                                 --------------  ------------  -------------  ------------
             December 31, 1997:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     305.1    $     8.6      $    -        $     313.7
                 Obligations of states and political subdivisions          1.6          -             -                1.6
                 Debt securities issued by foreign governments            93.3          2.7          (0.2)            95.8
                 Corporate securities                                  8,698.7        355.5         (11.5)         9,042.7
                 Mortgage-backed securities                            3,634.2        118.6          (2.5)         3,750.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  12,732.9        485.4         (14.2)        13,204.1
               Equity securities                                          67.8         12.9          (0.3)            80.4
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,800.7    $   498.3      $  (14.5)     $  13,284.5
                                                                  ============    =========     =========      ===========

             December 31, 1996:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     275.7    $     4.8      $   (1.3)     $     279.2
                 Obligations of states and political subdivisions          6.2          0.5           -                6.7
                 Debt securities issued by foreign governments           100.7          2.1          (0.9)           101.9
                 Corporate securities                                  7,999.3        285.9         (33.7)         8,251.5
                 Mortgage-backed securities                            3,589.0         91.4         (15.1)         3,665.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  11,970.9        384.7         (51.0)        12,304.6
               Equity securities                                          43.9         15.6          (0.4)            59.1
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,014.8    $   400.3      $  (51.4)     $  12,363.7
                                                                  ============    =========     =========      ===========


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                 Amortized        Estimated
             (in millions of dollars)                                               cost          fair value
                                                                              --------------      ----------
             Fixed maturity securities available for sale:
               Due in one year or less                                            $     419.2      $     422.1
               Due after one year through five years                                  4,573.5          4,708.4
               Due after five years through ten years                                 2,772.6          2,879.7
               Due after ten years                                                    1,333.4          1,443.6
                                                                                  -----------      -----------
                                                                                      9,098.7          9,453.8
             Mortgage-backed securities                                               3,634.2          3,750.3
                                                                                  -----------      -----------
                                                                                  $  12,732.9      $  13,204.1
                                                                                  ===========      ===========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions of dollars)                                                1997          1996
                                                                                 -----------     ----------
             Gross unrealized gains                                                 $ 483.8        $349.0
             Adjustment to deferred policy acquisition costs                         (103.7)        (81.9)
             Deferred federal income tax                                             (133.0)        (93.5)
                                                                                   --------       -------
                                                                                    $ 247.1        $173.6
                                                                                   ========       =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:


             (in millions of dollars)                                         1997          1996           1995
                                                                          -----------   -------------   -----------
             Securities available-for-sale:
               Fixed maturity securities                                      $137.5       $(289.2)       $876.3
               Equity securities                                                (2.7)          8.9           -
             Fixed maturity securities held-to-maturity                          -             -            75.6
                                                                             -------       -------       -------
                                                                              $134.8       $(280.3)      $ 951.9
                                                                             =======       =======       =======

         Proceeds from the sale of securities available-for-sale during 1997, 1996 and 1995 were $574.5 million, $299.6 million and $107.3 million, respectively. During 1997, gross gains of $9.9 million ($6.6 million and $4.8 million in 1996 and 1995, respectively) and gross losses of $18.0 million ($6.9 million and $2.1 million in 1996 and 1995, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $25.4 million to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $3.5 million.

         As permitted by the Financial Accounting Standards Board's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November 1995, the Company transferred nearly all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3.32 billion, resulting in a gross unrealized gain of $155.9 million.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1997 was $19.9 million ($51.8 million as of December 31, 1996), which includes $3.9 million ($41.7 million as of December 31, 1996) of impaired mortgage loans on real estate for which the related valuation allowance was $0.1 million ($8.5 million as of December 31, 1996) and $16.0 million ($10.1 million as of December 31,
         1996) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1997, the average recorded investment in impaired mortgage loans on real estate was approximately $31.8 million ($39.7 million in 1996) and interest income recognized on those loans was $1.0 million ($2.1 million in 1996), which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions of dollars)                                               1997          1996
                                                                                ------------- -------------
             Allowance, beginning of year                                            $51.0         $49.1
               (Reductions) additions charged to operations                           (1.2)          4.5
               Direct write-downs charged against the allowance                       (7.3)         (2.6)
                                                                                    ------        ------
             Allowance, end of year                                                  $42.5         $51.0
                                                                                    ======        ======

         Real estate is presented at cost less accumulated depreciation of $45.1 million as of December 31, 1997 ($30.3 million as of December 31, 1996) and valuation allowances of $11.1 million as of December 31, 1997 ($15.2 million as of December 31, 1996).

         Investments that were non-income producing for the twelve month period preceding December 31, 1997 amounted to $19.4 million ($26.8 million for 1996) and consisted of $3.0 million ($0.2 million in 1996) in securities available-for-sale, $16.4 million ($20.6 million in 1996) in real estate and none ($5.9 million in 1996) in other long-term investments.

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions of dollars)                                      1997             1996           1995
                                                                        -----------      ---------      ---------
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $  911.6        $  917.1       $  685.8
                 Equity securities                                             0.8             1.3            1.3
               Fixed maturity securities held-to-maturity                      -               -            201.8
               Mortgage loans on real estate                                 457.7           432.8          395.5
               Real estate                                                    42.9            44.3           38.3
               Short-term investments                                         22.7             4.2           10.6
               Other                                                          21.0             4.0            7.2
                                                                          --------        --------       --------
                   Total investment income                                 1,456.7         1,403.7        1,340.5
             Less investment expenses                                         47.5            45.9           46.5
                                                                          --------        --------       --------
                   Net investment income                                  $1,409.2        $1,357.8       $1,294.0
                                                                          ========        ========       ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions of dollars)                                       1997            1996           1995
                                                                         ---------       ---------       --------
             Securities available-for-sale:
               Fixed maturity securities                                    $ 3.6           $(3.5)         $ 4.2
               Equity securities                                              2.7             3.2            3.4
             Mortgage loans on real estate                                    1.6            (4.1)          (7.1)
             Real estate and other                                            3.2             4.1           (2.2)
                                                                           ------          ------         ------
                                                                            $11.1           $(0.3)         $(1.7)
                                                                           ======          ======         ======

         Fixed maturity securities with an amortized cost of $6.2 million as of December 31, 1997 and 1996 were on deposit with various regulatory agencies as required by law.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      FUTURE POLICY BENEFITS AND CLAIMS

         The liability for future policy benefits for investment contracts represents approximately 86% and 87% of the total liability for future policy benefits as of December 31, 1997 and 1996, respectively. The average interest rate credited on investment product policies was approximately 6.1%, 6.3% and 6.6% for the years ended December 31, 1997, 1996 and 1995, respectively.

         The liability for future policy benefits for traditional life insurance policies has been established based upon the following assumptions:

              INTEREST RATES: Interest rates vary by issue year and were 6.9% and 6.6% in 1997 and 1996, respectively. Interest rates have generally ranged from 6.0% to 10.5% for previous issue years.

              WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

              MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

         The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $220.2 million and $240.5 million as of December 31, 1997 and 1996, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

         The Company has reinsurance agreements with certain affiliates as described in note 11. All other reinsurance agreements are not material to either premiums or reinsurance recoverables.


(5)      FEDERAL INCOME TAX

         The Company's current federal income tax liability was $60.1 million and $30.2 million as of December 31, 1997 and 1996, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1997 and 1996 are as follows:

             (in millions of dollars)                                        1997            1996
                                                                          ----------      ----------
             Deferred tax assets:
               Future policy benefits                                       $200.1          $183.0
               Liabilities in Separate Accounts                              242.0           188.4
               Mortgage loans on real estate and real estate                  19.0            23.4
               Other assets and other liabilities                             59.2            53.7
                                                                           -------          ------
                 Total gross deferred tax assets                             520.3           448.5
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                           -------          ------
                 Net deferred tax assets                                     513.3           441.5
                                                                           -------          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             480.5           399.3
               Fixed maturity securities                                     193.3           133.2
               Deferred tax on realized investment gains                      40.1            37.6
               Equity securities and other long-term investments               7.5             8.2
               Other                                                          22.2            25.4
                                                                           -------          ------
                 Total gross deferred tax liabilities                        743.6           603.7
                                                                           -------          ------
                 Net deferred tax liability                                 $230.3          $162.2
                                                                           =======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1997, 1996 and 1995.

         Federal income tax expense attributable to income from continuing operations for the years ended December 31 was as follows:

           (in millions of dollars)                                   1997            1996            1995
                                                                   ---------       ---------       ---------
           Currently payable                                         $121.7          $116.5           $88.7
           Deferred tax expense (benefit)                              28.5            (5.6)           11.1
                                                                     ------          ------          ------
                                                                     $150.2          $110.9           $99.8
                                                                     ======          ======          ======

         Total federal income tax expense for the years ended December 31, 1997, 1996 and 1995 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           1997                     1996                     1995
                                                   ----------------------   ----------------------   ----------------------
         (in millions of dollars)                     Amount        %          Amount        %          Amount        %
                                                   ----------------------   ------------- --------   ------------- --------
         Computed (expected) tax expense               $150.5      35.0         $110.4      35.0         $100.6      35.0
         Tax exempt interest and dividends
           received deduction                             -         0.0           (0.2)     (0.1)           -         0.0
         Other, net                                      (0.3)     (0.1)           0.7       0.3           (0.8)     (0.3)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $150.2      34.9         $110.9      35.2         $ 99.8      34.7
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $91.8 million, $115.8 million and $51.8 million during the years ended December 31, 1997, 1996 and 1995, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(6)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 13.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:


                                                                         1997                              1996
                                                             ------------------------------   -------------------------------
                                                                Carrying      Estimated          Carrying       Estimated
               (in millions of dollars)                          amount       fair value          amount        fair value
                                                             ------------------------------   --------------- ---------------

               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $13,204.1      $13,204.1         $12,304.6       $12,304.6
                     Equity securities                               80.4           80.4              59.1            59.1
                   Mortgage loans on real estate, net             5,181.6        5,509.7           5,272.1         5,397.9
                   Policy loans                                     415.3          415.3             371.8           371.8
                   Short-term investments                           358.4          358.4               4.8             4.8
                 Cash                                               175.6          175.6              43.8            43.8
                 Assets held in Separate Accounts                37,724.4       37,724.4          26,926.7        26,926.7

               Liabilities:
                 Investment contracts                            14,708.2       14,322.1          13,914.4        13,484.5
                 Policy reserves on life insurance contracts      3,345.4        3,182.4           3,392.8         3,197.5
                 Liabilities related to Separate Accounts        37,724.4       36,747.0          26,926.7        26,164.2




(7)      RISK DISCLOSURES

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduce demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $341.4 million extending into 1998 were outstanding as of December 31, 1997. The Company also had $63.9 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1997.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 20% (21% in 1996) in any geographic area and no more than 2% (2% in 1996) with any one borrower as of December 31, 1997. As of December 31, 1997, 46% (44% in 1996) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

         The Company had a significant reinsurance recoverable balance from one reinsurer as of December 31, 1997 and 1996. See note 4.

(8)      PENSION PLAN

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan (the Retirement Plan). Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

         Pension costs charged to operations by the Company during the years ended December 31, 1997, 1996 and 1995 were $7.5 million, $7.4 million and $10.5 million, respectively.

         The Company had no net accrued pension expense as of December 31, 1997 ($1.1 million as of December 31, 1996).

         The net periodic pension cost for the Retirement Plan as a whole for the years ended December 31, 1997 and 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the year ended December 31, 1995 follows:

              (in millions of dollars)                                   1997             1996              1995
                                                                     -----------      -----------       -----------

              Service cost (benefits earned during the period)        $   77.3         $   75.5          $   64.5
              Interest cost on projected benefit obligation              118.6            105.5              95.3
              Actual return on plan assets                              (328.0)          (210.6)           (249.3)
              Net amortization and deferral                              196.4            101.8             143.4
                                                                      --------         --------          --------
                                                                      $   64.3         $   72.2          $   53.9
                                                                      ========         ========          ========

         Basis for measurements, net periodic pension cost:


                                                                        1997             1996              1995
                                                                    -----------      -----------       -----------

              Weighted average discount rate                           6.50%            6.00%             7.50%
              Rate of increase in future compensation levels           4.75%            4.25%             6.25%
              Expected long-term rate of return on plan assets         7.25%            6.75%             8.75%

         Information regarding the funded status of the Retirement Plan as a whole as of December 31, 1997 and 1996 follows:

              (in millions of dollars)                                           1997              1996
                                                                             -----------       -----------
              Accumulated benefit obligation:
                Vested                                                         $1,547.5          $1,338.6
                Nonvested                                                          13.5              11.1
                                                                               --------         ---------
                                                                               $1,561.0          $1,349.7
                                                                               ========         =========

              Net accrued pension expense:
                Projected benefit obligation for services rendered to date     $2,033.8          $1,847.8
                Plan assets at fair value                                       2,212.9           1,947.9
                                                                              ---------         ---------
                  Plan assets in excess of projected benefit obligation           179.1             100.1
                Unrecognized prior service cost                                    34.7              37.9
                Unrecognized net gains                                           (330.7)           (202.0)
                Unrecognized net asset at transition                               33.3              37.2
                                                                              ---------         ---------
                                                                              $   (83.6)        $   (26.8)
                                                                              =========         =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Basis for measurements, funded status of plan:

                                                                                1997              1996
                                                                             -----------       -----------

              Weighted average discount rate                                   6.00%             6.50%
              Rate of increase in future compensation levels                   4.25%             4.75%

         Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

(9)      POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1997 and 1996 was $36.5 million and $34.9 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1997, 1996 and 1995 was $3.0 million, $3.3 million and $3.1 million, respectively.

         Information regarding the funded status of the plan as a whole as of December 31, 1997 and 1996 follows:


             (in millions of dollars)                                                         1997             1996
                                                                                          -----------       -----------
             Accrued postretirement benefit expense:
               Retirees                                                                    $   93.3          $   93.0
               Fully eligible, active plan participants                                        31.6              23.7
               Other active plan participants                                                 113.0              84.0
                                                                                           --------          --------
                 Accumulated postretirement benefit obligation                                237.9             200.7
               Plan assets at fair value                                                       69.2              63.0
                                                                                           --------          --------
                 Plan assets less than accumulated postretirement benefit obligation         (168.7)           (137.7)
               Unrecognized transition obligation of affiliates                                 1.5               1.7
               Unrecognized net losses (gains)                                                  1.6             (23.2)
                                                                                           --------          --------
                                                                                            $(165.6)          $(159.2)
                                                                                           ========          ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The amount of NPPBC for the plan as a whole for the years ended December 31, 1997, 1996 and 1995 was as follows:

             (in millions of dollars)                            1997          1996          1995
                                                              -----------   ------------  ------------
             Service cost (benefits attributed to employee
               service during the year)                          $  7.0        $  6.5        $  6.2
             Interest cost on accumulated postretirement
               benefit obligation                                  14.0          13.7          14.2
             Actual return on plan assets                          (3.6)         (4.3)         (2.7)
             Amortization of unrecognized transition
               obligation of affiliates                             0.2           0.2           3.0
             Net amortization and deferral                         (0.5)          1.8          (1.6)
                                                                -------        ------        ------
                                                                  $17.1         $17.9         $19.1
                                                                =======        ======        ======

         Actuarial assumptions used for the measurement of the APBO and the NPPBC for 1997, 1996 and 1995 were as follows:

                                                                 1997          1996          1995
                                                              -----------   -----------   -----------
             APBO:
               Discount rate                                  6.70%         7.25%         6.75%
               Assumed health care cost trend rate:
                 Initial rate                                12.13%        11.00%        11.00%
                 Ultimate rate                                6.12%         6.00%         6.00%
                 Uniform declining period                   12 Years      12 Years      12 Years

             NPPBC:
               Discount rate                                  7.25%         6.65%         8.00%
               Long term rate of return on plan
                 assets, net of tax                           5.89%         4.80%         8.00%
               Assumed health care cost trend rate:
                 Initial rate                                11.00%        11.00%        10.00%
                 Ultimate rate                                6.00%         6.00%         6.00%
                 Uniform declining period                    12 Years      12 Years      12 Years

         For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1997 by $0.4 million and have no impact on the NPPBC for the year ended December 31, 1997.

(10) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The statutory capital and surplus of NLIC as of December 31, 1997, 1996 and 1995 was $1.13 billion, $1.00 billion and $1.36 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1997, 1996 and 1995 was $111.7 million, $73.2 million and $86.5 million, respectively.

         As a result of the $850.0 million dividend paid on February 24, 1997, any dividend paid by NLIC during the twelve-month period immediately following the $850.0 million dividend would be an extraordinary dividend under Ohio insurance laws. Accordingly, no such dividend could be paid without prior regulatory approval. The Company has no reason to believe that any reasonably foreseeable dividend to be paid by NLIC would not receive the required approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     TRANSACTIONS WITH AFFILIATES

         As part of the restructuring described in note 1, NLIC paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELICW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, NLIC paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1997, 1996 and 1995, the Company made lease payments to NMIC and its subsidiaries of $8.4 million, $9.1 million and $9.0 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $85.8 million, $101.6 million and $107.1 million in 1997, 1996 and 1995, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $20.5 million and $15.1 million as of December 31, 1997 and 1996, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1997 and 1996 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Intercompany reinsurance agreements exist between NLIC and, respectively, NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to the Company's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by ELICW or NMIC, as the case may be. Risk of asset default is retained by the Company, although a fee is paid by ELICW or NMIC, as the case may be, to the Company for the Company's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NMIC and ELICW for the years ended December 31, 1997 and 1996 were:


                                                                   1997                          1996
                                                        ----------------------------  ----------------------------
             (in millions of dollars)                       NMIC          ELICW           NMIC          ELICW
                                                        -------------- -------------  ----------------------------
             Premiums                                       $ 91.4         $199.8         $ 97.3        $224.2
             Net investment income and other revenue        $ 10.7         $ 13.4         $ 10.9        $ 14.8
             Benefits, claims and other expenses            $100.7         $225.9         $100.5        $246.6


         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $211.0 million and $4.8 million as of December 31, 1997 and 1996, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         On March 1, 1995, Nationwide Corp. contributed all of the outstanding shares of common stock of Farmland Life Insurance Company (Farmland) to NLIC. Farmland merged into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46.9 million. As discussed in note 15, WCLIC is accounted for as discontinued operations.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1997 were $66.1 million, $76.9 million and $57.3 million, respectively.

(12)     BANK LINES OF CREDIT

         In August 1996, NLIC, along with NMIC, entered into a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled. In September 1997, the credit agreement was amended to include NFS as a party to and borrower under the agreement.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     CONTINGENCIES

         The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(14)     SEGMENT INFORMATION

         The Company has three product segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by the Company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Fixed Annuities segment also includes the fixed option under the Company's variable annuity contracts. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses and investment management fees and other revenue earned from mutual funds, other than the portion allocated to the variable annuities and life insurance segments, are reported in the Corporate and Other segment.

         The following table summarizes revenues and income from continuing operations before federal income tax expense for the years ended December 31, 1997, 1996 and 1995 and assets as of December 31, 1997, 1996 and 1995, by segment.

              (in millions of dollars)                                         1997               1996             1995
                                                                           -------------      ------------     ------------
              Revenues:
                  Variable Annuities                                         $    404.0        $    284.6       $    189.1
                  Fixed Annuities                                               1,141.4           1,092.6          1,052.0
                  Life Insurance                                                  473.1             435.6            409.1
                  Corporate and Other                                             198.9             180.1            148.5
                                                                            -----------        ----------       ----------
                                                                             $  2,217.4        $  1,992.9       $  1,798.7
                                                                            ===========        ==========       ==========

              Income from continuing operations before federal income tax expense:
                  Variable Annuities                                         $    150.9        $     90.3       $     50.8
                  Fixed Annuities                                                 169.5             135.4            137.0
                  Life Insurance                                                   70.9              67.2             67.6
                  Corporate and Other                                              38.6              22.6             32.2
                                                                            -----------        ----------       ----------
                                                                             $    429.9        $    315.5       $    287.6
                                                                            ===========        ==========       ==========

              Assets:
                  Variable Annuities                                         $ 35,278.7        $ 25,069.7       $ 17,333.0
                  Fixed Annuities                                              14,436.3          13,994.7         13,250.4
                  Life Insurance                                                3,901.4           3,353.3          3,027.4
                  Corporate and Other                                           6,174.3           5,348.6          4,896.8
                                                                            -----------        ----------       ----------
                                                                             $ 59,790.7        $ 47,766.3       $ 38,507.6
                                                                            ===========        ==========       ==========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(15)     DISCONTINUED OPERATIONS

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. of the outstanding common stock of NLIC to NFS, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company with offices in Scottsdale, Arizona that serves as a fronting company for a property and casualty subsidiary of NMIC. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations in the accompanying consolidated financial statements through December 31, 1996. The Company did not recognize any gain or loss on the disposal of these subsidiaries.

         Also, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 11 for a complete discussion of the reinsurance agreements. The Company has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. The Company did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of the Company.

         A summary of the results of operations of discontinued operations for the years ended December 31, 1997, 1996 and 1995 is as follows:


             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- ------------

             Revenues                                                             $    -         $   668.9     $   776.9
             Net income                                                           $    -         $    11.3     $    24.7

         A summary of the assets and liabilities of discontinued operations as of December 31, 1997, 1996 and 1995 is as follows:

             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- -------------

             Assets, consisting primarily of investments                            $247.3        $3,288.5      $3,206.7
             Liabilities, consisting primarily of policy benefits and claims        $247.3        $2,802.8      $2,700.0

PART C. OTHER INFORMATION

Item 24.      FINANCIAL STATEMENTS AND EXHIBITS

              (a) Financial Statements:
                  (1) Financial statements included                                             PAGE
                      in Prospectus
                      (Part A):
                      Condensed Financial Information.                                            13

                  (2) Financial statements included
                      in Part B:
                      Those financial statements                                                  53
                      required by Item 23 to be included in Part B
                      have been incorporated therein by reference
                      to the Prospectus (Part A).

              MFS Variable Account:

                      Independent Auditors' Report.                                               53
                      Statement of Assets, Liabilities and Contract                               54
                      Owners' Equity as of December 31, 1997.
                      Statements of Operations and Changes in                                     55
                      Contract Owners' Equity for the years ended
                      December 31, 1997 and 1996.
                      Notes to Financial Statements.                                              56

              Nationwide Life Insurance Company:

                      Independent Auditors' Report.                                               65
                      Consolidated Balance Sheets as of December                                  66
                      31, 1997 and 1996.
                      Consolidated Statements of Income for the                                   67
                      years ended December 31, 1997, 1996 and
                      1995.

                      Consolidated Statements of Shareholder's                                    68
                      Equity for the years ended December 31,
                      1997, 1996 and 1995.
                      Consolidated Statements of Cash Flows for                                   69
                      the years ended December 31, 1997, 1996
                      and 1995.

                      Notes to Consolidated Financial Statements.                                 70

                      Schedule I - Consolidated Summary of Investments -                          107
                      Other Than Investments in Related Parties.

                      Schedule III - Supplementary Insurance                                      108
                      Information.

                      Schedule IV - Reinsurance.                                                  109

                      Schedule V - Valuation and Qualifying Accounts.                             110

Item 24.      (b) Exhibits

                        (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with the Registration Statement, and hereby incorporated by reference.

                        (2)  Not Applicable

                        (3) Underwriting or Distribution of contracts between the Registrant and Principal Underwriter - Filed previously with the Registration Statement, and hereby incorporated by reference.

                        (4) The form of the variable annuity contract Filed previously with Post-Effective Amendment No. 19 to the Registration Statement and hereby incorporated by reference.

                        (5) Variable Annuity Application - Filed previously with the Registration Statement, and hereby incorporated by reference.

                        (6) Articles of Incorporation of Depositor Filed previously with the Registration Statement, and hereby incorporated by reference.

                        (7)  Not Applicable

                        (8)  Not Applicable

                        (9) Opinion of Counsel - Filed previously with the Registration Statement, and hereby incorporated by reference.

                      (10)   Not Applicable

                      (11)   Not Applicable

                      (12)   Not Applicable

                      (13)   Not Applicable

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR


                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC  28365

                          A. I. Bell                                             Director
                          4121 North River Road West
                          Zanesville, OH 43701

                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411

                          Willard J. Engel                                       Director
                          300 East Marshall Street
                          Marshall, MN 56258

                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH 44691

                          Charles L. Fuellgraf, Jr.                              Director
                          600 South Washington Street
                          Butler, PA  16001

                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          Dimon R. McFerson                        Chairman and Chief Executive Officer-
                          One Nationwide Plaza                        Nationwide Insurance Enterprise
                          Columbus, OH  43215                                  and Director

                          David O. Miller                           Chairman of the Board and Director
                          115 Sprague Drive
                          Hebron, OH 43025

                          Yvonne L. Montgomery                                   Director
                          2859 Paces Ferry Road
                          Atlanta, GA 30339

                          C. Ray Noecker                                         Director
                          2770 Winchester Southern S.
                          Ashville, OH 43103

                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR

                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618

                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986

                          Nancy C. Thomas                                        Director
                          10835 Georgetown Street NE
                          Louisville, OH  44641

                          Harold W. Weihl                                        Director
                          14282 King Road
                          Bowling Green, OH  43402

                          Robert A. Oakley                               Executive Vice President-
                          One Nationwide Plaza                            Chief Financial Officer
                          Columbus, OH  43215

                          Robert J. Woodward Jr.                         Executive Vice President
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, OH 43215

                          W. Sidney Druen                            Senior Vice President and General
                          One Nationwide Plaza                        Counsel and Assistant Secretary
                          Columbus, OH  43215

                          Harvey S. Galloway, Jr.                  Senior Vice President-Chief Actuary-
                          One Nationwide Plaza                          Life, Health and Annuities
                          Columbus, OH  43215

                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH  43215

                          Susan A. Wolken                              Senior Vice President - Life
                          One Nationwide Plaza                              Company Operations
                          Columbus, OH 43215

                          Michael D. Bleiweiss                                Vice President-
                          One Nationwide Plaza                         Individual Annuity Operations
                          Columbus, OH  43215

                          Dennis W. Click                              Vice President and Secretary
                          One Nationwide Plaza
                          Columbus, OH  43215

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR

                          Matthew S. Easley                                  Vice President -
                          One Nationwide Plaza                  Life Marketing and Administrative Services
                          Columbus, OH  43215

                          Timothy E. Murphy                                   Vice President-
                          One Nationwide Plaza                              Strategic Marketing
                          Columbus, Ohio  43215

                          R. Dennis Noice                                     Vice President-
                          One Nationwide Plaza                               Retail Operations
                          Columbus, OH  43215

                          Joseph P. Rath
                          One Nationwide Plaza                                Vice President
                          Columbus, OH  43215


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
                * Subsidiaries for which separate financial statements are filed
                ** Subsidiaries included in the respective consolidated financial statements
                *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
                ****  other subsidiaries

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                 COMPANY                                                 OTHERWISE           PRINCIPAL BUSINESS
                                                                         INDICATED
         Affiliate Agency, Inc.                       Delaware                         Life Insurance Agency

         Affiliate Agency of Ohio, Inc.                 Ohio                           Life Insurance Agency

         Allnations, Inc.                               Ohio                           Promotes cooperative insurance
                                                                                       corporations worldwide
         American Marine Underwriters, Inc.           Florida                          Underwriting Manager

         Auto Direkt Insurance Company                Germany                          Insurance Company

         The Beak and Wire Corporation                  Ohio                           Radio Tower Joint Venture

         California Cash Management Company          California                        Inactive

         Colonial County Mutual Insurance              Texas                           Insurance Company
         Company

         Colonial Insurance Company of               Wisconsin                         Insurance Company
         Wisconsin

         Columbus Insurance Brokerage and             Germany                          Insurance Broker
         Service GMBH

         Companies Agency, Inc.                      Wisconsin                         Insurance Broker

         Companies Agency Insurance Services         California                        Insurance  Broker
         of California

         Companies Agency of Alabama, Inc.            Alabama                          Insurance Broker

         Companies Agency of Georgia, Inc.            Georgia                          Insurance Broker

         Companies Agency of Idaho, Inc.               Idaho                           Insurance Broker

         Companies Agency of Kentucky, Inc.           Kentucky                         Insurance Broker

         Companies Agency of Massachusetts,        Massachusetts                       Insurance Broker
         Inc.

         Companies Agency of New York, Inc.           New York                         Insurance Broker

         Companies Agency of Pennsylvania, Inc.     Pennsylvania                       Insurance Broker

         Companies Agency of Phoenix, Inc.            Arizona                          Insurance Broker

         Companies Agency of Texas, Inc.               Texas                           Local Recording Agent (P&C)

         Companies Annuity Agency of Texas,            Texas                           Group and Variable Contract Agent
         Inc.

         Cooperative Service Company                  Nebraska                         Insurance Agency

         Countrywide Services Corporation             Delaware                         Products Liability, Investigative and Claims
                                                                                       Management Services
         EMPLOYERS INSURANCE OF WAUSAU A             Wisconsin                         Mutual Insurance Company
         Mutual Company

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE            PRINCIPAL BUSINESS
                                                                         INDICATED

     **  Employers Life Insurance Company of         Wisconsin                         Life Insurance Company
         Wausau

         F & B, Inc.                                    Iowa                           Insurance Agency

         Farmland Mutual Insurance Company              Iowa                           Mutual Insurance Company

         Financial Horizons Distributors              Alabama                          Life Insurance Agency
         Agency of Alabama, Inc.

         Financial Horizons Distributors                Ohio                           Life Insurance Agency
         Agency of Ohio, Inc.

         Financial Horizons Distributors              Oklahoma                         Life Insurance Agency
         Agency of Oklahoma, Inc.

         Financial Horizons Distributors               Texas                           Life Insurance Agency
         Agency of Texas, Inc.

      *  Financial Horizons Investment Trust       Massachusetts                       Investment Company

         Financial Horizons Securities                Oklahoma                         Broker Dealer
         Corporation

         Gates, McDonald & Company                      Ohio                           Cost Control Business

         Gates, McDonald & Company of Nevada           Nevada                          Self-Insurance Administration Claims
                                                                                       Examinations and Data Processing Services

         Gates, McDonald & Company of New             New York                         Workers Compensation Claims Administration
         York, Inc.

         Gates McDonald Health Plus, Inc.               Ohio                           Managed Care Organization

         Greater La Crosse Health Plans, Inc.        Wisconsin                         Commercial Health and Medicare Supplement
                                                                                       Insurance

         Insurance Intermediaries, Inc.                 Ohio                           Insurance Broker and Insurance Agency

         Irvin L. Schwartz and Associates, Inc.         Ohio                           Insurance Agency

         Key Health Plan, Inc.                       California                        Pre-paid Health Plans

         Landmark Financial Services of New           New York                         Life Insurance Agency
         York, Inc.

         Leben Direkt Insurance Company               Germany                          Life Insurance Company

         Lone Star General Agency, Inc.                Texas                           Insurance Agency

     **  MRM Investments, Inc.                          Ohio                           Owns and Operates a Recreational Ski Facility

     **  National Casualty Company                   Wisconsin                         Insurance Company

         National Casualty Company of America,     Great Britain                       Insurance Company
         Ltd.

     **  National Premium and Benefit                 Delaware                         Insurance Administrative Services
         Administration Company

     **  Nationwide Advisory Services, Inc.             Ohio                           Registered Broker-Dealer, Investment Manager
                                                                                       and Administrator

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE           PRINCIPAL BUSINESS
                                                                         INDICATED
         Nationwide Agency, Inc.                        Ohio                           Insurance Agency

         Nationwide Agribusiness Insurance              Iowa                           Insurance Company
         Company

         Nationwide Asset Allocation Trust         Massachusetts                       Investment Company

         Nationwide Cash Management Company             Ohio                           Investment Securities Agent

         Nationwide Community Urban                     Ohio                           Redevelopment of blighted areas within the
         Redevelopment Corporation                                                     City of Columbus, Ohio

         Nationwide Corporation                         Ohio                           Organized for the purpose of acquiring,
                                                                                       holding, encumbering, transferring,
                                                                                       or otherwise disposing of shares,
                                                                                       bonds, and other evidences of
                                                                                       indebtedness, securities, and
                                                                                       contracts of other persons,
                                                                                       associations, corporations,
                                                                                       domestic or foreign and to form or
                                                                                       acquire the control of other
                                                                                       corporations

         Nationwide/Dispatch LLC                        Ohio                           Engaged in related Arena development Activity

         Nationwide Financial Institution             Delaware                         Insurance Agency
         Distributors Agency, Inc.

         Nationwide Financial Services Capital        Delaware                         Statutory Business Trust
         Trust

         Nationwide Financial Services, Inc.          Delaware                         Organized for the purpose of acquiring,
                                                                                       holding, encumbering, transferring,
                                                                                       or otherwise disposing of shares,
                                                                                       bonds, and other evidences of
                                                                                       indebtedness, securities, and
                                                                                       contracts of other persons,
                                                                                       associations, corporations,
                                                                                       domestic or foreign and to form or
                                                                                       acquire the control of other
                                                                                       corporations

         Nationwide General Insurance Company           Ohio                           Insurance Company

         Nationwide Global Holdings, Inc.               Ohio                           Holding Company for Enterprise International
                                                                                       Operations

         Nationwide Health Plans, Inc.                  Ohio                           Health Maintenance Organization

      *  Nationwide Indemnity Company                   Ohio                           Reinsurance Company

         Nationwide Insurance Enterprise                Ohio                           Membership Non-Profit Corporation
         Foundation

         Nationwide Insurance Enterprise                Ohio                           Performs shares services functions for the
         Services, Ltd.                                                                Enterprise

         Nationwide Insurance Golf Charities,           Ohio                           Membership Non-Profit Corporation
         Inc.

         Nationwide Investing Foundation              Michigan                         Investment Company

      *  Nationwide Investing                      Massachusetts                       Investment Company
         Foundation II

         Nationwide Investing Foundation III            Ohio                           Investment Company

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE           PRINCIPAL BUSINESS
                                                                         INDICATED
         Nationwide Investment Services               Oklahoma                         Registered Broker-Dealer in Deferred
         Corporation                                                                   Compensation Market

         Nationwide Investors Services, Inc.            Ohio                           Stock Transfer Agent

     **  Nationwide Life and Annuity Insurance          Ohio                           Life Insurance Company
         Company

     **  Nationwide Life Insurance Company              Ohio                           Life Insurance Company

         Nationwide Lloyds                             Texas                           Texas Lloyds Company

         Nationwide  Management Systems, Inc.           Ohio                           Offers Preferred Provider Organization and
                                                                                       Other Related Products and Services

         Nationwide Mutual Fire Insurance               Ohio                           Mutual Insurance Company
         Company

         Nationwide Mutual Insurance Company            Ohio                           Mutual Insurance Company

         Nationwide Properties, Ltd.                    Ohio                           Develops, owns and operates real estate and
                                                                                       real estate investments

         Nationwide Property and Casualty               Ohio                           Insurance Company
         Insurance Company

         Nationwide Realty Investors, Ltd.              Ohio                           Develops, owns and operates real estate and
                                                                                       real estate investments

      *  Nationwide Separate Account Trust         Massachusetts                       Investment Company

         NEA Valuebuilder Investor Services,          Delaware                         Life Insurance Agency
         Inc.

         NEA Valuebuilder Investor Services of        Alabama                          Life Insurance Agency
         Alabama, Inc.

         NEA Valuebuilder Investor Services of        Arizona                          Life Insurance Agency
         Arizona, Inc.

         NEA Valuebuilder Investor Services of        Montana                          Life Insurance Agency
         Montana, Inc.

         NEA Valuebuilder Investor Services of         Nevada                          Life Insurance Agency
         Nevada, Inc.

         NEA Valuebuilder Investor Services of          Ohio                           Life Insurance Agency
         Ohio, Inc.

         NEA Valuebuilder Investor Services of        Oklahoma                         Life Insurance Agency
         Oklahoma, Inc.

         NEA Valuebuilder Investor Services of         Texas                           Life Insurance Agency
         Texas, Inc.

         NEA Valuebuilder Investor Services of        Wyoming                          Life Insurance Agency
         Wyoming, Inc.

         NEA Valuebuilder Services Insurance       Massachusetts                       Life Insurance Agency
         Agency, Inc.

         Neckura General Insurance Company            Germany                          Insurance Company

         Neckura Holding Company                      Germany                          Administrative Service for Neckura Insurance
                                                                                       Group

         Neckura Insurance Company                    Germany                          Insurance Company

         Neckura Life Insurance Company               Germany                          Life Insurance Company

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE              PRINCIPAL BUSINESS
                                                                         INDICATED

         NWE, Inc.                                      Ohio                           Special Investments

         PEBSCO of Massachusetts Insurance         Massachusetts                       Markets and Administers Deferred Compensation
         Agency, Inc.                                                                  Plans for Public Employees

         PEBSCO of Texas, Inc.                         Texas                           Markets and Administers Deferred Compensation
                                                                                       Plans for Public Employees

         Pension Associates of Wausau, Inc.          Wisconsin                         Pension plan administration, record keeping
                                                                                       and consulting and compensation consulting

         Physicians Plus Insurance Corporation       Wisconsin                         Health Maintenance Organization

         Prevea Health Insurance Plan, Inc.          Wisconsin                         Health Maintenance Organization

         Public Employees Benefit Services            Delaware                         Markets and Administers Deferred Compensation
         Corporation                                                                   Plans for Public Employees

         Public Employees Benefit Services            Alabama                          Markets and Administers Deferred Compensation
         Corporation of Alabama                                                        Plans for Public Employees

         Public Employees Benefit Services            Arkansas                         Markets and Administers Deferred Compensation
         Corporation of Arkansas                                                       Plans for Public Employees

         Public Employees Benefit Services            Montana                          Markets and Administers Deferred Compensation
         Corporation of Montana                                                        Plans for Public Employees

         Public Employees Benefit Services           New Mexico                        Markets and Administers Deferred Compensation
         Corporation of New Mexico                                                     Plans for Public Employees

         Scottsdale Indemnity Company                   Ohio                           Insurance Company

         Scottsdale Insurance Company                   Ohio                           Insurance Company

         Scottsdale Surplus Lines Insurance           Arizona                          Excess and Surplus Lines Insurance Company
         Company

         SVM Sales GmbH, Neckura Insurance            Germany                          Sales support for Neckura Insurance Group
         Group

         TIG Countrywide Insurance Group             California                        Independent Agency Personal Lines Underwriter

         Wausau (Bermuda) Ltd.                        Bermuda                          Rent-a-captive Reinsurer

         Wausau Business Insurance Company           Wisconsin                         Insurance Company

         Wausau General Insurance Company             Illinois                         Insurance Company

         Wausau Insurance Company (U.K.)           United Kingdom                      Insurance and Reinsurance Company
         Limited

         Wausau International Underwriters           California                        Special Risks, Excess and Surplus Lines
                                                                                       Insurance Underwriting Manager

     **  Wausau Preferred Health Insurance           Wisconsin                         Insurance and Reinsurance Company
         Company

         Wausau Service Corporation                  Wisconsin                         Holding Company

         Wausau Underwriters Insurance Company       Wisconsin                         Insurance Company

                                                                          NO. VOTING SECURITIES
                                                       STATE           (SEE ATTACHED CHART) UNLESS
                                                  OF ORGANIZATION          OTHERWISE INDICATED
                        COMPANY                                                                             PRINCIPAL BUSINESS

      *  MFS Variable Account                         Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account

      *  NACo Variable Account                        Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account

      *  Nationwide DC Variable Account               Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account

         Nationwide DCVA-II                           Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account

      *  Separate Account No. 1                       Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account

      *  Nationwide Multi-Flex Variable Account       Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account

      *  Nationwide VA Separate Account-A             Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                   Separate Account

      *  Nationwide VA Separate Account-B             Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                   Separate Account

      *  Nationwide VA Separate Account-C             Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                   Separate Account

         Nationwide VA Separate Account-Q             Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                   Separate Account

      *  Nationwide Variable Account                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account

      *  Nationwide Variable Account-II               Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account

      *  Nationwide Variable Account-3                Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account

      *  Nationwide Variable Account-4                Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account

      *  Nationwide Variable Account-5                Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account

      *  Nationwide Fidelity Advisor Variable         Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
         Account                                                   Account

      *  Nationwide Variable Account-6                Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account

         Nationwide Variable Account-8                Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account

      *  Nationwide Variable Account-9                Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account

      *  Nationwide VL Separate                       Ohio         Nationwide Life and Annuity     Issuer of Life Insurance Policies
         Account-A                                                 Separate Account

         Nationwide VL Separate                       Ohio         Nationwide Life and Annuity     Issuer of Life Insurance Policies
         Account-B                                                 Separate Account

         Nationwide VL Separate                       Ohio         Nationwide Life and Annuity     Issuer of Life Insurance Policies
         Account-C                                                 Separate Account

      *  Nationwide VLI Separate Account              Ohio         Nationwide Life Separate        Issuer of Life Insurance Policies
                                                                   Account

      *  Nationwide VLI Separate Account-2            Ohio         Nationwide Life Separate        Issuer of Life Insurance
                                                                   Account                         Policies

      *  Nationwide VLI Separate Account-3            Ohio         Nationwide Life Separate        Issuer of Life Insurance Policies
                                                                   Account

         Nationwide VLI Separate Account-4            Ohio         Nationwide Life Separate        Issuer of Life Insurance Policies
                                                                   Account

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
                                                  ------------------------------------------
                                                  |      EMPLOYERS INSURANCE OF WAUSAU     |
                                                  |           A MUTUAL COMPANY             |
                                                  |             (EMPLOYERS)                |
                                                  |                                        |========================================
                                                  | Contribution Note         Cost         |
                                                  | -----------------         ----         |
                                                  | Casualty                  $400,000,000 |
                                                  ------------------------------------------
                                                                |
           -----------------------------------------------------------------------
           |                                  |                                  |
---------------------------       ---------------------------       ----------------------------         ---------------------------
|  KEY HEALTH PLAN, INC.  |       |   WAUSAU INSURANCE CO.  |       |      WAUSAU SERVICE      |         |                         |
|                         |       |      (U.K.) LIMITED     |       |     CORPORATION (WSC)    |         |    NATIONWIDE LLOYDS    |
|Common Stock: 1,000      |       |Common Stock: 8,506,800  |       |Common Stock: 1,000 Shares|         |                         |
|------------  Shares     |       |------------  Shares     |       |------------              |         |                         |
|                         |       |                         |       |                          |=========|                         |
|              Cost       |       |              Cost       |       |              Cost        |     ||  |      A TEXAS LLOYDS     |
|              ----       |       |              ----       |       |              ----        |     ||  |                         |
|Employers-               |       |Employers-               |       |Employers-                |     ||  |                         |
| 80%          $1,828,478 |       |100%          $18,683,300|       |100%          $176,763,000|     ||  |                         |
---------------------------       ---------------------------       ----------------------------     ||  ---------------------------
                                                                                 |                   ||
                              ---------------------------------------------------------------------  ||
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|     WAUSAU BUSINESS     |   |   |    COMPANIES AGENCY     |   |   |   COUNTRYWIDE SERVICES   |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   |    OF KENTUCKY, INC.    |   |   |        CORPORATION       |  |  ||  |                         |
|Common Stock: 10,900,000 |   |   |Common Stock: 1,000      |   |   |Common Stock: 100 Shares  |  |  ||  |        COMPANIES        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------              |  |  ||  |        AGENCY OF        |
|                         |---|---|                         |   |---|                          |  |  ||==|        TEXAS, INC.      |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |  ||  |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |  ||  |                         |
|WSC-100%      $33,800,000|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $145,852    |  |  ||  |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|   WAUSAU UNDERWRITERS   |   |   |    COMPANIES AGENCY     |   |   |      WAUSAU GENERAL      |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   | OF MASSACHUSETTS, INC.  |   |   |     INSURANCE COMPANY    |  |  ||  |                         |
|Common Stock: 8,750      |   |   |Common Stock: 1,000      |   |   |Common Stock: 200,000     |  |  ||  |     COMPANIES ANNUITY   |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |  ||  |         AGENCY OF       |
|                         |---|---|                         |   |---|                          |  |  ====|         TEXAS, INC.     |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |                         |
|WSC-100%      $69,560,006|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $39,000,000 |  |      |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|   GREATER LA CROSSE     |   |   |    COMPANIES AGENCY     |   |   |   WAUSAU INTERNATIONAL   |  |      |     AMERICAN MARINE     |
|   HEALTH PLANS, INC.    |   |   |    OF NEW YORK, INC.    |   |   |       UNDERWRITERS       |  |      |    UNDERWRITERS, INC.   |
|Common Stock: 3,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 20         |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |      |------------  Shares     |
|                         |---|---|                         |   |---|                          |  |------|                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-33.3%     $1,461,761 |   |   |WSC-100%      $1,000     |   |   |WSC-100%      $10,000     |  |      |WSC-100%      $248,222   |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |    COMPANIES AGENCY     |   |   |     COMPANIES AGENCY     |  |      |         COMPANIES       |
|    OF ALABAMA, INC.     |   |   |  OF PENNSYLVANIA, INC.  |   |   |    INSURANCE SERVICES    |  |      |        AGENCY, INC.     |
|                         |   |   |                         |   |   |       OF CALIFORNIA      |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 100        |
|------------  Shares     |   |   |------------  Shares     |   |---|------------  Shares      |  |------|------------  Shares     |
|                         |---|---|                         |   |   |                          |         |                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |         |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |         |              ----       |
|WSC-100%      $100       |   |   |WSC-100%      $100       |   |   |WSC-100%      $1,000      |         |WSC-100%      $10,000    |
---------------------------   |   ---------------------------   |   ----------------------------         ---------------------------
                              |                                 |                                                     |
---------------------------   |   ---------------------------   |   ----------------------------         ---------------------------
|    COMPANIES AGENCY     |   |   |   COMPANIES AGENCY      |   |   |      PHYSICIANS PLUS     |         |    PENSION ASSOCIATES   |
|     OF IDAHO, INC.      |   |   |     OF PHOENIX, INC.    |   |   |         INSURANCE        |         |      OF WAUSAU, INC.    |
|                         |   |   |                         |   |   |        CORPORATION       |         |Common Stock: 1,000      |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock:    7,150    |         |------------  Shares     |
|------------  Shares     |   |   |------------  Shares     |   |   |------------     Shares   |         |                         |
|                         |-------|                         |   |---|Preferred Stock: 11,540   |         |                         |
|                         |   |   |                         |   |   |---------------  Shares   |         |Companies        Cost    |
|                         |   |   |                         |   |   |                          |         |Agency, Inc.     ----    |
|              Cost       |   |   |              Cost       |   |   |                Cost      |         |(Wisconsin)-100% $10,000 |
|              ----       |   |   |              ----       |   |   |                ----      |         |                         |
|WSC-100%      $1,000     |   |   |WSC-100%      $1,000     |   |   |WSC-33-1/3%     $6,215,459|         |                         |
---------------------------   |   ---------------------------   |   ----------------------------         ---------------------------
                              |                                 |
                              |   ---------------------------   |   ----------------------------
                              |   |         WAUSAU          |   |   |      PREVEA HEALTH       |
                              |   |     (BERMUDA) LTD.      |   |   |  INSURANCE PLAN, INC.    |
                              |   | Common Stock:  120,000  |   |   |Common Stock: 3,000 Shares|
                              |   | -------------  Shares   |   |   |------------              |
                              ----|                         |   ----|                          |
                                  |                         |       |                          |
                                  |                Cost     |       |              Cost        |
                                  |                ----     |       |              ----        |
                                  | WSC-100%      $5,000,000|       |WSC-33-1/3%   $500,000    |
                                  ---------------------------       ----------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                           INSURANCE COMPANY                               |================================================
       |                              (CASUALTY)                                   |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
              |                        ||                              |
              |                        ||                              -------------------------------------------------------------
              |                        ||    ---------------------------------------------------------------------------------------
              |                        ||    |                                                                      |
--------------------------------       ||    |    --------------------------------                  --------------------------------
|      ALLNATIONS, INC.        |       ||    |    |      NATIONWIDE GENERAL      |                  |        NECKURA HOLDING       |
|Common Stock:   10,330 Shares |       ||    |    |      INSURANCE COMPANY       |                  |       COMPANY (NECKURA)      |
|------------                  |       ||    |    |                              |                  |                              |
|                 Cost         |       ||    |    |Common Stock:    20,000       |                  |Common Stock:    10,000       |
|                 ----         |       ||    |    |------------     Shares       |                  |------------     Shares       |
|Casualty-18.6%   $88,320      |       ||    |    |                 Cost         |                  |                 Cost         |
|Fire-18.6%       $88,463      |       ||    |    |                 ----         |                  |                 ----         |
|Preferred Stock: 1,466 Shares |       ||    |----|Casualty-100%    $5,944,422   |         ---------|Casualty-100%    $87,943,140  |
|---------------               |       ||    |    |                              |         |        |                              |
|                 Cost         |       ||    |    |                              |         |        |                              |
|                 ----         |       ||    |    |                              |         |        |                              |
|Casualty-6.8%    $100,000     |       ||    |    |                              |         |        |                              |
|Fire-6.8%        $100,000     |       ||    |    |                              |         |        |                              |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
                                       ||    |                                             |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
|       FARMLAND MUTUAL        |       ||    |    |      NATIONWIDE PROPERTY     |         |        |           NECKURA            |
|      INSURANCE COMPANY       |       ||    |    |         AND CASUALTY         |         |        |       INSURANCE COMPANY      |
|Guaranty Fund                 |       ||    |    |       INSURANCE COMPANY      |         |        |                              |
|------------                  |=========    |----|Common Stock:    60,000       |         |--------|Common Stock:    6,000        |
|Certificate                   |--------     |    |------------     Shares       |         |        |------------     Shares       |
|-----------      Cost         |       |     |    |                 Cost         |         |        |                 Cost         |
|                 ----         |       |     |    |                 ----         |         |        |Neckura-         ----         |
|Casualty         $500,000     |       |     |    |Casualty-100%    $6,000,000   |         |        |100%             DM 6,000,000 |
--------------------------------       |     |    --------------------------------         |        --------------------------------
              |                        |     |                                             |
--------------------------------       |     |    --------------------------------         |        --------------------------------
|        F & B, INC.           |       |     |    |      COLONIAL INSURANCE      |         |        |         NECKURA LIFE         |
|                              |       |     |    |     COMPANY OF WINCONSIN     |         |        |       INSURANCE COMPANY      |
|Common Stock:    1 Share      |       |     |    |          (COLONIAL)          |         |        |                              |
|------------                  | ------|     |----|Common Stock:    1,750        |         |--------|Common Stock:   4,000         |
|                 Cost         |       |     |    |------------     Shares       |         |        |------------    Shares        |
|                 ----         |       |     |    |                 Cost         |         |        |                Cost          |
|Farmland                      |       |     |    |                 ----         |         |        |                ----          |
|Mutual-100%      $10          |       |     |    |Casualty-100%    $41,750,000  |         |        |Neckura-100%    DM 15,825,681 |
--------------------------------       |     |    --------------------------------         |        --------------------------------
                                       |     |                                             |
--------------------------------       |     |    --------------------------------         |        --------------------------------
|    COOPERATIVE SERVICE       |       |     |    |         SCOTTSDALE           |         |        |        NECKURA GENERAL       |
|          COMPANY             |       |     |    |      INSURANCE COMPANY       |         |        |       INSURANCE COMPANY      |
|Common Stock:    600 Shares   |       |     |    |            (SIC)             |         |        |                              |
|------------                  |       |     |    |Common Stock:    30,136       |         |        |Common Stock:    1,500        |
|                 Cost         |--------     |----|------------     Shares       | ----    |--------|------------     Shares       |
|                 ----         |             |    |                 Cost         |    |    |        |                 Cost         |
|Farmland         $3,506,173   |             |    |                 ----         |    |    |        |                 ----         |
|Mutual-100%                   |             |    |Casualty-100%    $150,000,000 |    |    |        |Neckura-100%     DM 1,656,925 |
|                              |             |    |                              |    |    |        |                              |
|                              |             |    |                              |    |    |        |                              |
--------------------------------             |    --------------------------------    |    |        --------------------------------
                                             |                                        |    |
--------------------------------             |    --------------------------------    |    |        --------------------------------
| NATIONWIDE AGRIBUSINESS      |             |    |          SCOTTSDALE          |    |    |        |       COLUMBUS INSURANCE     |
|    INSURANCE COMPANY         |             |    |        SURPLUS LINES         |    |    |        |      BROKERAGE AND SERVICE   |
|Common Stock:    1,000,000    |             |    |       INSURANCE COMPANY      |    |    |        |              GmbH            |
|------------     Shares       |------------ |    | Common Stock:    100,000     |    |    |        |Common Stock:    1 Share      |
|                              |             |    | ------------     Shares      | ---|    |--------|------------                  |
|                    Cost      |             |    |                              |    |    |        |                 Cost         |
|Casualty-99.9%      ----      |             |    |                   Cost       |    |    |        |                 ----         |
|Other Capital:   $26,714,335  |             |    |                   ----       |    |    |        |Neckura-100%     DM 51,639    |
|-------------                 |             |    | SIC-100%          $6,000,000 |    |    |        |                              |
|Casualty-Ptd.    $   713,576  |             |    |                              |    |    |        |                              |
--------------------------------             |    --------------------------------    |    |        --------------------------------
                                             |                                        |    |
--------------------------------             |    --------------------------------    |    |        --------------------------------
|    NATIONAL CASUALTY         |             |    |      NATIONAL PREMIUM &      |    |    |        |          LEBEN DIREKT        |
|          COMPANY             |             |    |    BENEFIT ADMINISTRATION    |    |    |        |        INSURANCE COMPANY     |
|           (NC)               |             |    |           COMPANY            |    |    |        |                              |
|Common Stock:    100 Shares   |             |    |Common Stock:    10,000       |    |    |        |Common Stock:    4,000 Shares |
|------------                  |-------------     |------------     Shares       |-----    ---------|------------                  |
|                 Cost         |                  |                 Cost         |         |        |                 Cost         |
|                 ----         |                  |                 ----         |         |        |                 ----         |
|Casualty-100%    $67,442,439  |                  |Scottsdale-100%  $10,000      |         |        |Neckura-100%     DM 4,000,000 |
|                              |                  |                              |         |        |                              |
|                              |                  |                              |         |        |                              |
--------------------------------                  --------------------------------         |        --------------------------------
              |                                                                            |
--------------------------------                  --------------------------------         |        --------------------------------
|    NCC OF AMERICA, LTD.      |                  |         SVM SALES            |         |        |          AUTO DIREKT         |
|        (INACTIVE)            |                  |            GmbH              |         |        |       INSURANCE COMPANY      |
|                              |                  |                              |         |        |                              |
|                              |                  |Common Stock:    50 Shares    |         |        |Common Stock:    1,500 Shares |
|                              |                  |------------                  |----------------- |------------                  |
|                              |                  |                 Cost         |                  |                 Cost         |
|NC-100%                       |                  |                 ----         |                  |                 ----         |
|                              |                  |Neckura-100%     DM 50,000    |                  |Neckura-100%     DM 1,643,149 |
|                              |                  |                              |                  |                              |
|                              |                  |                              |                  |                              |
--------------------------------                  --------------------------------                  --------------------------------


                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                         FIRE INSURANCE COMPANY                            |
       |                                (FIRE)                                     |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------------------------------       |
  |                                          |                                                                  |       |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |                |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |                |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |                |                                |
  |     |                              |     |    |        CORPORATION           |                |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |                |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |                |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |                |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |                |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |                |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |                |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |                |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |
  |     |                              |     |    |                              |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |
  |     |------------     Shares       |     |    |------------     Shares       |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |
  |     --------------------------------     |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |
  |     |                              |     |    |Common Stock:    100 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |
  |     |------------     Shares       |     |    |                 Cost         |
  |     |                 Cost         |     |    |                 ----         |
  |     |                 ----         |     |    |Casualty-90%     $9,000       |
  |     |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |
  |     --------------------------------     |    --------------------------------
  |                   ||                     |
  |     --------------------------------     |    --------------------------------
  |     |   COLONIAL COUNTY MUTUAL     |     |    |       CALIFORNIA CASH        |
  |     |      INSURANCE COMPANY       |     |    |          MANAGEMENT          |
  |     |                              |     |    |          (Inactive)          |
  |     |Surplus Debentures            |     |    |                              |
  |     |------------------            |     |----|                              |
  |     |                 Cost         |     |    |                              |
  |     |                 ----         |     |    |                              |
  |     |Colonial         $500,000     |     |    |Casualty-100%                 |
  |     |Lone Star         150,000     |     |    |                              |
  |     --------------------------------     |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |       TIG COUNTRYWIDE        |     |    |         THE BEAK AND         |
  |     |      INSURANCE COMPANY       |     |    |       WIRE CORPORATION       |
  |     |Common Stock     12,500       |     |    |                              |
   -----|------------     Shares       |     |    |Common Stock:    750 Shares   |
  |     |                              |     -----|------------                  |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $215,273,000 |     |    |Casualty-100%    $1,419,000   |
  |     |                              |     |    |                              |
  |     --------------------------------     |    |                              |
  |                                          |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |     NATIONWIDE INSURANCE     |     |    |  NATIONWIDE/DISPATCH LLC     |
  |     |   ENTERPRISE SERVICES, LTD.  |     |    |                              |
  |     |                              |     |    |                              |
  |     |Single Member Limited         |     |    |                              |
  - - - |Liability Company             |     - - -|                              |
        |                              |          |                              |
        |                              |          |                              |
        |Casualty-100%                 |          |Casualty-90%                  |
        |                              |          |                              |
        --------------------------------          |                              |
                                                  --------------------------------

Subsidiary Companies      -- Solid Line
Contractual Association   -- Double Lines
Limited Liability Company -- Dotted Line

December 31, 1997

                                                                                                                        (Left Side)

                                         ------------------------------------------------
                                        |              EMPLOYERS INSURANCE               |
                                        |                  OF WAUSAU                     |==========================================
                                        |               A MUTUAL COMPANY                 |
                                         ------------------------------------------------



























                              ------------------------------------------------------------------------------------------------------
                             |                                  |                                   |
                ---------------------------        ---------------------------        ---------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
                ---------------------------        ---------------------------        ---------------------------
                               |                                                                    ||
 ---------------------------   |   ---------------------------        ---------------------------   ||   --------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC.  |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|                           |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life -100% $58,070,003 |  |  | NW Life -100% $5,996,261  |  ||  | NFIDAI -100% $100         |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |  INVESTORS SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5 Shares    |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------              |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life -100% $35,971,375 |  |  | NW Adv. Serv. -100% $5,000|  ||  | NFIDAI -100% $10,100      |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life -100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $153,000     |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|      PROPERTIES, LTD.     |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Units:                    |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------                    - -|  |                           |==||  | ------------  Shares      |--||==|          AGENCY OF       |
|                           |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|                           |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life -90%              |  |  |                           |  ||  |               ----        |      |                          |
| NW Mutual-10%             |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $100         |      |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------        --------------------------
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|        NATIONWIDE         |  |  |         NATIONWIDE        |  ||
|       PROPERTIES, LTD.    |  |  |          INVESTING        |  ||
|                           |  |  |        FOUNDATION II      |  ||
| Units:                    - -|  |                           |  ||
| ------                    |     |                           |==||
|                           |     |                           |  ||
|                           |     |                           |  ||
| NW Life -97.6%            |     |                           |  ||
| NW Mutual -2.4%           |     |      COMMON LAW TRUST     |  ||
 ---------------------------       ---------------------------   ||
                                                                 ||
                                   ---------------------------   ||
                                  |         NATIONWIDE        |  ||
                                  |      SEPARATE ACCOUNT     |  ||
                                  |            TRUST          |  ||
                                  |                           |  ||
                                  |                           |__||
                                  |                           |
                                  |                           |
                                  |                           |
                                  |      COMMON LAW TRUST     |
                                   ---------------------------

                                                                                                                           (Center)
                                               NATIONWIDE INSURANCE ENTERPRISE (R)
                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|               INSURANCE COMPANY                |==========================================
                                        |                  (CASUALTY)                    |
                                         ------------------------------------------------
                                                                 |
                                                                 |        ----------------------------------------------------------
                                                                 |        |
                                               ---------------------------------------
                                              |    NATIONWIDE CORPORATION (NW CORP)   |
                                              |   Common Stock:           Control     |
                                              |   ------------            -------     |
                                              |    13,642,432               100%      |
                                              |              Shares      Cost         |
                                              |             ------      ----          |
                                              | Casualty    12,992,922   $751,352,485 |
                                              | Fire           649,510     24,007,936 |
                                               ---------------------------------------
                                                                  |-----------------------------------------------------------------
                                                    ---------------------------                      |
                                                   |    NATIONWIDE FINANCIAL   |                     |
                                                   |    SERVICES, INC. (NFS)   |                     |
                                                   |                           |                     |
                                                   | Common Stock: Control     |                     |
                                                   | ------------  -------     |                     |
                                                   |                           |                     |
                                                   |                           |                     |
                                                   | Class A     Public--100%  |                     |
                                                   | Class B     NW Corp--100% |                     |
                                                    ---------------------------                      |
                                                                  |                                  |
              ----------------------------------------------------------------------                 |
              |                               |                                    |                 |
 ---------------------------    ---------------------------         ---------------------------      |   -------------------------
|    IRVIN L. SCHWARTZ      |  | PUBLIC EMPLOYEES BENEFIT  |       |      NEA VALUEBUILDER     |     |  |    NATIONWIDE GLOBAL    |
|       & ASSOCIATES        |  |   SERVICES CORPORATION    |       |   INVESTOR SERVICES, INC. |     |  |      HOLDINGS, INC.     |
|                           |  |         (PEBSCO)          |       |             (NEA)         |     |  |                         |
| Common Stock: Control     |  | Common Stock: 236,494     |==||   | Common Stock: 500         |= || |  | Common Stock: 1 Share   |
| ------------  -------     |  | ------------  Shares      |  ||   | ------------  Shares      |  || |--| ------------            |
|                           |  |                           |  ||   |                           |  || |  |                         |
|                           |  |                           |  ||   |                           |  || |  |             Cost        |
| Class A     Other -100%   |  |                           |  ||   |                           |  || |  |             ----        |
| Class B     NFS -100%     |  | NFS -100%                 |  ||   | NFS -100%                 |  || |  | NW Corp-100%  $7,000,00 |
----------------------------   ----------------------------   ||   ----------------------------   || |  --------------------------
                                ---------------------------   ||    ---------------------------   || |
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  || |  --------------------------
                               |          ALABAMA          |  ||   |     INVESTOR SERVICES     |  || |  |   MRM INVESTMENT, INC.  |
                               |                           |  ||   |     OF ALABAMA, INC.      |  || |  |                         |
                               | Common Stock: 100,000     |  ||   | Common Stock: 500         |  || |  |                         |
                               | ------------  Shares      |--||   | ------------  Shares      |--|| __ | Common Stock: 1 Share   |
                               |                           |  ||   |                           |  ||    | -----------             |
                               |               Cost        |  ||   |               Cost        |  ||    |                         |
                               |               ----        |  ||   |               ----        |  ||    |             Cost        |
                               | PEBSCO -100%  $1,000      |  ||   | NEA -100%      $5,000     |  ||    |             ----        |
                                ---------------------------   ||    ---------------------------   ||    | NW Corp.-100% $7,000,000|
                                                              ||                                  ||    --------------------------
                                ---------------------------   ||    ---------------------------   ||
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  ||
                               |         ARKANSAS          |  ||   |     INVESTOR SERVICES     |  ||
                               |                           |  ||   |      OF ARIZONA, INC.     |  ||
                               | Common Stock: 50,000      |  ||   | Common Stock: 100         |  ||
                               | ------------  Shares      |--||   | ------------  Shares      |--||
                               |                           |  ||   |                           |  ||
                               |               Cost        |  ||   |               Cost        |  ||
                               |               ----        |  ||   |               ----        |  ||
                               | PEBSCO -100%  $500        |  ||   | NEA -100%     $1,000      |  ||
                                ---------------------------   ||    ---------------------------   ||
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||
                               |  PEBSCO OF MASSACHUSETTS  |  ||   |     NEA VALUEBUILDER      |  ||
                               |  INSURANCE AGENCY, INC.   |  ||   |     INVESTOR SERVICES     |  ||
                               |                           |  ||   |      OF MONTANA, INC.     |  ||
                               | Common Stock: 1,000       |  ||   | Common Stock: 500         |  ||
                               | ------------  Shares      |--||   | ------------  Shares      |--||
                               |                           |  ||   |                           |  ||
                               |               Cost        |  ||   |               Cost        |  ||
                               |               ----        |  ||   |               ----        |  ||
                               | PEBSCO -100%  $1,000      |  ||   | NEA -100%     $500        |  ||
                                ---------------------------   ||    ---------------------------   ||
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||     -------------------------
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  ||    |    NEA VALUEBUILDER     |
                               |          MONTANA          |  ||   |     INVESTOR SERVICES     |  ||    |    INVESTOR SERVICES    |
                               |                           |  ||   |      OF NEVADA, INC.      |  ||    |      OF OHIO, INC.      |
                               | Common Stock: 500         |  ||   | Common Stock: 500         |  ||    |                         |
                               | ------------  Shares      |--||   | ------------  Shares      |--||====|                         |
                               |                           |  ||   |                           |  ||    |                         |
                               |               Cost        |  ||   |               Cost        |  ||    |                         |
                               |               ----        |  ||   |               ----        |  ||    |                         |
                               | PEBSCO -100%  $500        |  ||   | NEA -100%     $500        |  ||    |                         |
                                ---------------------------   ||    ---------------------------   ||    --------------------------
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||     -------------------------
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  ||    |    NEA VALUEBUILDER     |
                               |        NEW MEXICO         |  ||   |     INVESTOR SERVICES     |  ||    |    INVESTOR SERVICES    |
                               |                           |  ||   |      OF WYOMING, INC.     |  ||    |    OF OKLAHOMA, INC.    |
                               | Common Stock: 1,000       |  ||   | Common Stock: 500         |  ||    |                         |
                               | ------------  Shares      |--||   | ------------  Shares      |--||====|                         |
                               |                           |  ||   |                           |  ||    |                         |
                               |               Cost        |  ||   |               Cost        |  ||    |                         |
                               |               ----        |  ||   |               ----        |  ||    |                         |
                               | PEBSCO -100%  $1,000      |  ||   | NEA -100%     $500        |  ||    |                         |
                                ---------------------------   ||    ---------------------------   ||    --------------------------
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||    --------------------------
                               |                           |  ||   |     NEA VALUEBUILDER      |  ||    |    NEA VALUEBUILDER     |
                               |                           |  ||   |    SERVICES INSURANCE     |  ||    |   INVESTOR SERVICES     |
                               |         PEBSCO OF         |  ||   |       AGENCY, INC.        |  ||    |     OF TEXAS, INC.      |
                               |        TEXAS, INC.        |  ||   | Common Stock: 100         |  ||    |                         |
                               |                           |==||   | ------------  Shares      |--||=== |                         |
                               |                           |       |                           |        |                         |
                               |                           |       |               Cost        |        |                         |
                               |                           |       |               ----        |        |                         |
                               |                           |       | NEA -100%     $1,000      |        |                         |
                                ---------------------------         ---------------------------         --------------------------

                                                                                                                            (Right)

                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|            FIRE INSURANCE COMPANY              |
                                        |                   (FIRE)                       |
                                         ------------------------------------------------
                                                                 |
-----------------------------------------------------------------|












----------------------------------------------------------------------------------------------
                              |                                |                              |
                ---------------------------         ------------------------------       ------------------------------
               |      GATES, MCDONALD        |     |   EMPLOYERS LIFE INSURANCE   |     |          NATIONWIDE          |
               |     & COMPANY (GATES)       |     |       OF WAUSAU (ELIOW)      |     |    HEALTH PLANS, INC. (NHP)  |
               |                             |     |                              |     |                              |
               | Common Stock:   254         |     | Common Stock:   250,000      |     | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  |                 Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | NW CORP. -100%  $25,683,532 |  |  | NW CORP. -100%  $126,509,480 |  |  | NW CORP. -100%  $14,603,732  |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    ---------------------------     |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |       WAUSAU PREFERRED       |  |  |    NATIONWIDE MANAGEMENT     |
           |   |      OF NEW YORK, INC.      |  |  |      HEALTH INSURANCE CO.    |  |  |         SYSTEMS, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   3           |  |  | Common Stock:   200          |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |     |                              |  |  |                              |
           |   |                 Cost        |     |                 Cost         |  |  | NHP             Cost         |
           |   |                 ----        |     |                 ----         |  |  |                 ----         |
           |   | GATES -100%     $106,947    |     | ELIOW -100%     $57,413,193  |  |  | Inc. -100%      $25,149      |
           |    -----------------------------       ------------------------------   |   ------------------------------
           |                                                                         |
           |    -----------------------------                                        |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |                                       |  |            NATIONWIDE        |
           |   |         OF NEVADA           |                                       |  |          AGENCY, INC.        |
           |   |                             |                                       |  |                              |
           |   | Common Stock:   40          |                                       |  | Common Stock:   100          |
           |-- | ------------    Shares      |                                       |--| ------------    Shares       |
           |   |                             |                                          |                              |
           |   |                 Cost        |                                          |                 Cost         |
           |   |                 ----        |                                          | NHP             ----         |
           |   | Gates -100%     $93,750     |                                          | Inc. -99%       $116,077     |
           |    -----------------------------                                            ------------------------------
           |
           |    -----------------------------
           |   |       GATESMCDONALD         |
           |   |     HEALTH PLUS, INC.       |
           |   |                             |
           |   | Common Stock:   200         |
           |-- | ------------    Shares      |
               |                             |
               |                 Cost        |
               |                 ----        |
               | Gates -100%     $2,000,000  |
                -----------------------------









                                                                                Subsidiary Companies    --   Solid Line

                                                                                Contractual Association  --  Double Line

                                                                                Limited Liability Company -- Dotted Line





                                                                                                         December 31, 1997

                                                                                                                    Page 2

Item 27.      NUMBER OF CONTRACT OWNERS


              The number of contract Owners of Qualified and Non-Qualified Contracts as of January 31, 1998 was 7,609 and 1,867, respectively.


Item 28.      INDEMNIFICATION
              Provision is made in the Company's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER

              (a) Clarendon Insurance Agency, Inc. acts as general distributor for the MFS Variable Account, a separate account of the Company, and for certain Sun Life (US) and Sun Life (N.Y.) Annuity Contracts.


              (b)        CLARENDON INSURANCE AGENCY, INC.
                                    DIRECTORS

                                                                                       POSITIONS AND OFFICES
              NAME AND BUSINESS ADDRESS                                                  WITH UNDERWRITER

              A. Keith Brodkin                                                               Director
              500 Boylston Street
              Boston, MA  02116
              Arnold D. Scott                                                                Director
              500 Boylston Street
              Boston, MA  02116
              Jeffrey L. Shames                                                              Director
              500 Boylston Street
              Boston, MA  02116





                        CLARENDON INSURANCE AGENCY, INC.
                                    OFFICERS
                                                                                       POSITIONS AND OFFICES
              NAME AND BUSINESS ADDRESS                                                  WITH UNDERWRITER
              A. Keith Brodkin                                                               Chairman
              500 Boylston Street
              Boston, MA  02116
              Cynthia Orcutt                                                                 President
              One Sun Life Executive Park
              Wellesley Hills, MA  02181

              (b)        CLARENDON INSURANCE AGENCY, INC.
                              OFFICERS (CONTINUED)
              Stephen E. Cavan                                                               Secretary
              500 Boylston Street                                                            and Clerk
              Boston, MA  02116

              James E. Russell                                                               Treasurer
              500 Boylston Street
              Boston, MA  02116
              Bruce C. Avery                                                              Vice President
              500 Boylston Street
              Boston, MA  02116



              (c)NAME OF        NET UNDERWRITING       COMPENSATION ON
                 PRINCIPAL         DISCOUNTS AND          REDEMPTION OR         BROKERAGE
                UNDERWRITER        COMMISSIONS            ANNUITIZATION        COMMISSIONS        COMPENSATION

                  Clarendon              N/A                  N/A                  N/A                N/A
                  Insurance
                   Agency,
                    Inc.

Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              Robert O. Cline
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43216

Item 31.      MANAGEMENT SERVICES

              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the Contracts which are issued pursuant to Section 403(b) of the Code are issued by the Company through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Code.

              The Company represents that the fees and the charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   Offered by

                                   NATIONWIDE
                             LIFE INSURANCE COMPANY


                                     and its


                              MFS VARIABLE ACCOUNT


                                    DEFERRED
                           VARIABLE ANNUITY CONTRACTS



                                   PROSPECTUS
                                   MAY 1, 1998

INDEPENDENT AUDITORS' CONSENT AND REPORT ON FINANCIAL STATEMENT SCHEDULES


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of the MFS Variable Account:


The audits referred to in our report on Nationwide Life Insurance Company (the Company) dated January 30, 1998 included the related financial statement schedules as of December 31, 1997, and for each of the years in the three-year period ended December 31, 1997, included in the registration statement. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits. In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.


We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.



                                                           KPMG Peat Marwick LLP




Columbus, Ohio
April    , 1998

                                                                     SCHEDULE I

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      CONSOLIDATED SUMMARY OF INVESTMENTS -
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                            (in millions of dollars)

                             As of December 31, 1997

-----------------------------------------------------------------------------   -------------  --------------  ---------------
                                  Column A                                        Column B       Column C         Column D
-----------------------------------------------------------------------------   -------------  --------------  ---------------
                                                                                                                 Amount at
                                                                                                                which shown
                                                                                                                   in the
                                                                                                  Market        consolidated
                             Type of Investment                                     Cost           value       balance sheet
-----------------------------------------------------------------------------   -------------  --------------  ---------------
Fixed maturity securities available-for-sale:
   Bonds:
      U.S. Government and government agencies and authorities                    $  3,859.7     $  3,981.7      $  3,981.7
      States, municipalities and political subdivisions                                 1.6            1.6             1.6
      Foreign governments                                                              93.3           95.8            95.8
      Public utilities                                                              1,555.3        1,609.8         1,609.8
      All other corporate                                                           7,223.0        7,515.2         7,515.2
                                                                                 ----------     ----------      ----------
          Total fixed maturity securities available-for-sale                       12,732.9       13,204.1        13,204.1
                                                                                 ----------     ----------      ----------

Equity securities available-for-sale:
   Common stocks:
      Industrial, miscellaneous and all other                                          67.8           78.0            78.0
   Non-redeemable preferred stock                                                       -              2.4             2.4
                                                                                 ----------     ----------      ----------
          Total equity securities available-for-sale                                   67.8           80.4            80.4
                                                                                 ----------     ----------      ----------

Mortgage loans on real estate, net                                                  5,228.1                        5,181.6   (1)
Real estate, net:
   Investment properties                                                              254.9                          235.7   (1)
   Acquired in satisfaction of debt                                                    82.6                           75.7   (1)
Policy loans                                                                          415.3                          415.3
Other long-term investments                                                            27.9                           25.2   (2)
Short-term investments                                                                358.4                          358.4
                                                                                 ----------                     ----------
          Total investments                                                       $19,167.9                      $19,576.4
                                                                                 ==========                     ==========

----------
(1) Difference from Column B is primarily due to valuation allowances due to impairments on mortgage loans on real estate and due to accumulated depreciation and valuation allowances due to impairments on real estate. See note 3 to the consolidated financial statements.
(2) Difference from Column B is primarily due to operating gains (losses) of investments in limited partnerships.

See accompanying independent auditors' report.

                                                                  SCHEDULE III

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                       SUPPLEMENTARY INSURANCE INFORMATION
                            (in millions of dollars)

   As of December 31, 1997, 1996 and 1995 and for each of the years then ended

--------------------------------   ----------------- -------------------- ------------------- ------------------ ---------------
              Column A                  Column B          Column C             Column D           Column E          Column F
--------------------------------   ----------------- -------------------- ------------------- ------------------ ---------------
                                        Deferred        Future policy                           Other policy
                                         policy       benefits, losses,        Unearned          claims and
                                      acquisition        claims and            premiums       benefits payable      Premium
              Segment                    costs          loss expenses            (1)                 (1)            revenue
-------------------------------   ------------------ -------------------- ------------------- ------------------ ---------------

1997: Variable Annuities                $1,018.4       $         -                                                 $     -
          Fixed Annuities                  277.9            14,103.1                                                    27.3
          Life Insurance                   472.9             2,683.4                                                   178.1
          Corporate and Other             (103.8)            1,916.3                                                     -
                                        --------       -------------                                               ---------
             Total                      $1,665.4           $18,702.8                                               $   205.4
                                        ========       =============                                               =========

1996: Variable Annuities                $  792.1       $         -                                                 $     -
          Fixed Annuities                  242.0            13,388.9                                                    24.0
          Life Insurance                   414.4             2,391.5                                                   174.6
          Corporate and Other              (82.0)            1,820.2                                                     -
                                        --------       -------------                                               ---------
             Total                      $1,366.5           $17,600.6                                               $   198.6
                                        ========       =============                                               =========

1995: Variable Annuities                $  569.8       $         -                                                 $     -
          Fixed Annuities                  220.7            12,759.3                                                    32.8
          Life Insurance                   366.9             2,282.6                                                   166.3
          Corporate and Other             (136.9)            1,730.0                                                     -
                                        --------       -------------                                               ---------
             Total                      $1,020.5       $    16,771.9                                               $   199.1
                                        ========       =============                                               =========


---------------------------------------------------- -------------------- ------------------- ------------------ ---------------
              Column A                  Column G          Column H             Column I           Column J          Column K
---------------------------------------------------- -------------------- ------------------- ------------------ ----------------
                                     Net investment   Benefits, claims,      Amortization           Other
                                         income          losses and       of deferred policy      operating         Premiums
              Segment                     (2)        settlement expenses  acquisition costs       expenses          written
                                                                                                     (2)
---------------------------------------------------- -------------------- ------------------- ------------------ ---------------

1997: Variable Annuities                $  (26.8)         $      5.9           $  87.8             $ 159.4
          Fixed Annuities                1,098.2               846.7              39.8                85.4
          Life Insurance                   189.1               227.5              39.6                94.5
          Corporate and Other              148.7               114.7               -                  45.6
                                        --------          ----------           -------             -------
             Total                      $1,409.2          $  1,194.8           $ 167.2             $ 384.9
                                        ========          ==========           =======             =======

1996: Variable Annuities                $  (21.4)         $      4.6           $  57.4             $ 132.3
          Fixed Annuities                1,050.6               838.5              38.6                79.7
          Life Insurance                   174.0               211.4              37.4                79.0
          Corporate and Other              154.6               106.1               -                  51.4
                                        --------          ----------           -------             -------
             Total                      $1,357.8          $  1,160.6           $ 133.4             $ 342.4
                                        ========          ==========           =======             =======

1995: Variable Annuities                $  (17.6)         $      2.9           $  26.3             $ 109.1
          Fixed Annuities                1,002.7               805.0              29.5                80.3
          Life Insurance                   171.2               202.0              31.0                68.8
          Corporate and Other              137.7               105.6              (4.1)               14.8
                                        --------          ----------           -------             -------
             Total                      $1,294.0          $  1,115.5           $  82.7             $ 273.0
                                        ========          ==========           =======             =======

----------
(1) Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
(2) Allocations of net investment income and certain operating expenses are based on a number of assumptions and estimates, and reported operating results would change by segment if different methods were applied.


See accompanying independent auditors' report.

                                                                    SCHEDULE IV

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                   REINSURANCE
                            (in millions of dollars)

   As of December 31, 1997, 1996 and 1995 and for each of the years then ended

-----------------------------------------------   ---------------  --------------  -------------   -------------   ------------
                   Column A                          Column B        Column C        Column D        Column E       Column F
-----------------------------------------------   ---------------  --------------  -------------   -------------   ------------
                                                                                                                   Percentage
                                                                     Ceded to        Assumed                        of amount
                                                      Gross            other        from other         Net           assumed
                                                      amount         companies      companies         amount         to net
                                                  ---------------  --------------  -------------   -------------   ------------

1997:
  Life insurance in force                           $ 52,648.4       $13,678.7       $  289.7      $  39,259.4           0.7%
                                                   ===========       =========       ========      ===========        =======

  Premiums:
    Life insurance                                  $    235.9       $    32.7       $    2.2      $     205.4           1.1%
    Accident and health insurance                        261.2           272.6           11.4              -             N/A
                                                   -----------       ----------      ---------     -----------        -------
        Total                                       $    497.1       $   305.3       $   13.6      $     205.4            6.6%
                                                   ===========       =========       =========     ===========        =======


1996:
  Life insurance in force                            $47,150.6       $11,164.6       $  288.6      $  36,274.6            0.8%
                                                   ===========       =========       ========      ===========        =======

  Premiums:
    Life insurance                                  $    225.6       $    29.3       $    2.3      $     198.6            1.2%
    Accident and health insurance                        291.9           305.8           13.9              -            N/A
                                                   -----------       ---------       --------      -----------        -------
        Total                                       $    517.5       $   335.1       $   16.2      $     198.6            8.2%
                                                   ===========       =========       ========      ===========        =======


1995:
  Life Insurance in force                            $41,087.9       $ 8,935.7       $  391.2      $  32,543.4            1.2%
                                                   ===========       =========       ========      ===========        =======

  Premiums:
    Life insurance                                  $    221.3       $    24.4       $    2.2      $     199.1            1.1%
    Accident and health insurance                        298.0           313.0           15.0              -            N/A
                                                   -----------       ---------       --------      -----------        -------
        Total                                       $    519.3       $   337.4       $   17.2      $     199.1            8.6%
                                                   ===========       =========       ========      ===========        =======

----------
Note: The life insurance caption represents principally premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and universal life insurance products.

See accompanying independent auditors' report.

                                                                    SCHEDULE V

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        VALUATION AND QUALIFYING ACCOUNTS
                            (in millions of dollars)

                  Years ended December 31, 1997, 1996 and 1995

---------------------------------------------------------------------------------------------------- ------------- -------------
                        Column A                            Column B             Column C              Column D      Column E
---------------------------------------------------  ----------------------------------------------- ------------- -------------
                                                           Balance at    Charged to     Charged to                  Balance at
                                                            beginning     costs and       other       Deductions      end of
Description                                                 of period     expenses       accounts        (1)          period
---------------------------------------------------   -------------------------------- ------------- ------------- -------------

1997:
  Valuation allowances - fixed maturity securities          $    -          $ 16.2         $  -          $ 16.2       $   -
  Valuation allowances - mortgage loans on real estate          51.0          (1.2)           -             7.3          42.5
  Valuation allowances - real estate                            15.2          (4.1)           -             -            11.1
                                                            --------        ------       -------        -------       -------
      Total                                                 $   66.2        $ 10.9         $  -          $ 23.5       $  53.6
                                                            ========        ======       =======        =======       =======


1996:
  Valuation allowances - mortgage loans on real estate      $   49.1        $  4.5         $  -          $  2.6       $  51.0
  Valuation allowances - real estate                            25.8         (10.6)           -             -            15.2
                                                            --------        ------       -------        -------       -------
      Total                                                 $   74.9        $ (6.1)        $  -          $  2.6       $  66.2
                                                            ========        ======       =======        =======       =======


1995:
  Valuation allowances - fixed maturity securities          $    -          $  8.9         $  -          $  8.9       $   -
  Valuation allowances - mortgage loans on real estate          46.4           7.4            -             4.7          49.1
  Valuation allowances - real estate                            27.3          (1.5)           -             -            25.8
                                                            --------        ------       -------        -------       -------
      Total                                                 $   73.7        $ 14.8         $  -          $ 13.6       $  74.9
                                                            ========        ======       =======        =======       =======

----------
(1) Amounts represent direct write-downs charged against the valuation allowance.




See accompanying independent auditors' report.

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, MFS VARIABLE ACCOUNT, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 29th day of April, 1998.


                                              MFS VARIABLE ACCOUNT
                                ------------------------------------------------
                                                (Registrant)

                                       NATIONWIDE LIFE INSURANCE COMPANY
                                ------------------------------------------------
                                                 (Depositor)



                                              By/s/JOSEPH P. RATH
                                ------------------------------------------------
                                               Joseph P. Rath
                                Vice President- Product and Market Compliance


As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 29th day of April, 1998.


              SIGNATURE                                               TITLE

LEWIS J. ALPHIN                                                    Director
-------------------------------------------------
Lewis J. Alphin

A. I. BELL                                                         Director
-------------------------------------------------
A. I. Bell

KEITH W. ECKEL                                                     Director
-------------------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                                   Director
-------------------------------------------------
Willard J. Engel

FRED C. FINNEY                                                     Director
-------------------------------------------------
Fred C. Finney

CHARLES L. FUELLGRAF, JR.                                          Director
-------------------------------------------------
Charles L. Fuellgraf, Jr.

JOSEPH J. GASPER                                                 President and Chief
-------------------------------------------------          Operating Office and Director
Joseph J. Gasper

DIMON R. McFERSON                                        Chairman and Chief Executive Officer
-------------------------------------------------    Nationwide Insurance Enterprise and Director
Dimon R. McFerson

DAVID O. MILLER                                       Chairman of the Board and Director
-------------------------------------------------
David O. Miller

YVONNE L. MONTGOMERY                                               Director
-------------------------------------------------
Yvonne L. Montgomery

C. RAY NOECKER                                                     Director
-------------------------------------------------
C. Ray Noecker

ROBERT A. OAKLEY                                           Executive Vice President-
-------------------------------------------------           Chief Financial Officer
Robert A. Oakley

JAMES F. PATTERSON                                                 Director                      By/s/JOSEPH P. RATH
-------------------------------------------------                                       ----------------------------
James F. Patterson                                                                                 Joseph P. Rath
                                                                                                  Attorney-in-Fact
ARDEN L. SHISLER                                                   Director
-------------------------------------------------
Arden L. Shisler

ROBERT L. STEWART                                                  Director
-------------------------------------------------
Robert L. Stewart

NANCY C. THOMAS                                                    Director
-------------------------------------------------
Nancy C. Thomas

HAROLD W. WEIHL                                                    Director
-------------------------------------------------
Harold W. Weihl



                                Page 107 of 107